UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23261

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TMSRX Multi-Strategy Total
Return Fund –
.
TMSSX Multi-Strategy Total
Return Fund–
.
I Class

T. ROWE PRICE Multi-Strategy Total Return Fund
HIGHLIGHTS
The Multi-Strategy Total Return Fund produced positive absolute returns and performed broadly in line with the ICE Bank of America U.S. 3-Month Treasury Bill
Index for the12-month period ended October 31, 2023.
Within the underlying components, the Macro and Absolute Return Strategy,
Equity Research Long/Short Strategy, and Global Stock Strategy added value.
However, our equity hedges and the Fixed Income Absolute Return Strategy detracted from relative performance.
Our current positioning is characterized by a relatively neutral risk appetite against an uncertain market backdrop. Overall, we have targeted an average level of exposure to broader markets relative to the fund’s history.
Considering this uncertain environment, we are looking at commonly accepted market narratives with caution. While the traditional view suggests that as growth slows, interest rates will rally, this may not necessarily be the case in the current market where forces pull the global economy in multiple directions.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Multi-Strategy Total Return Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.

T. ROWE PRICE Multi-Strategy Total Return Fund

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Multi-Strategy Total Return Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks strong, long-term risk-adjusted returns.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Multi-Strategy Total Return Fund returned 4.58% during the 12 months ended October 31, 2023. The fund performed broadly in line with the ICE
Bank of America (BofA) U.S. 3-Month Treasury Bill Index. (Returns for the I
Class shares varied slightly, reflecting a different fee structure. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
Most of the underlying
components advanced during
the reporting period. Equity
markets overcame bearish
factors, including U.S.
regional banking turmoil,
heightened geopolitical
tensions, and elevated interest
rates to produce positive
returns thanks to resilient economic activity and mostly favorable corporate earnings. Global fixed income markets also generally advanced, as solid returns in higher-yielding segments like below investment-grade debt, corporate bonds, and emerging markets debt offset weakness in government and long duration debt. Against this backdrop, the Macro and Absolute Return Strategy (MARS)
generated positive absolute returns. In particular, the strategy benefited from holdings in credit and short-term securitized debt, as well as positioning within shorter-dated loans and high yield credit. This component also employs a merger arbitrage strategy, which added value over the reporting period. The
Equity Research Long/Short Strategy also bolstered relative performance, driven by short positions in the U.S. and long positions outside the U.S.
Among our portable alpha, equity long/short strategies, the Global Stock component, which is based on long-term mandates and an investment process driven by fundamental security selection, contributed to relative performance.
The Multi-Strategy Total Return Fund has long positions in securities owned by this component, and the fund shorts custom benchmarks to isolate
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/23 6 Months 12 Months
Multi-Strategy Total Return
Fund –
.
1.68% 4.58%
Multi-Strategy Total Return
Fund–
.
I  Class 1.79 4.74
ICE BofA U.S. 3-Month
Treasury Bill Index 2.65 4.80

T. ROWE PRICE Multi-Strategy Total Return Fund
4
their respective security
selection alpha. Within the
Global Stock component,
holdings in the information
technology sector generated
a substantial gain.
Most notably, shares of
semiconductor companies
Advanced Micro Devices
and NVIDIA recorded
extraordinary returns, stoked
by tailwinds from enthusiasm
around generative artificial
intelligence and elevated
demand amid healthy
consumer spending and
improved supply chains.
(Please refer to the portfolio
of investments for a
list of holdings and the
amount each represents in
the portfolio.)
The fund maintains material
holdings in various types of
derivatives, which are used
to efficiently access or adjust
exposure to certain market
segments and/or to manage
portfolio volatility. Among
these, broad market-level
equity and fixed income
derivatives are used to
manage or hedge the overall
market exposure of the
portfolio, particularly with
regard to equity markets.
Entering the reporting
period, we believed there
was potential for persistent
market volatility, and therefore employed hedges to reduce our effective exposure to equity markets. In an environment where equities generally advanced, the fund’s overall exposure to these hedge positions detracted from
1
The percentage of total net assets is calculated based
on the market value of the underlying securities as
of October 31, 2023. All numbers are subject to
rounding.
2
Negative percentage allocations represent short
positions.
3
A significant portion of the fund’s balance is held
in cash and short-term investments as collateral for
derivatives.
4
Security diversification is derived using the fund’s
direct holdings plus exposure gained indirectly through
the fund’s holdings in underlying funds.
SECURITY DIVERSIFICATION
Non-U.S. U.S.
Percentage
of Net
Assets
1
Equity 4.4% 9.2%
2
13.5%
Common Stocks 4.9 12.4 17.4
Stock Index
Futures -0.9 -3.7 -4.7
Other Equity 0.4 0.4 0.8
Equity
Derivatives 0.0 0.0 0.0
Fixed Income 23.7% 21.4% 45.1%
Asset Backed 0.1 2.0 2.1
Bank Debt 0.5 10.0 10.5
Corporate
Bonds 10.0 15.5 25.5
Fixed Income
Futures 1.8 -8.7 -6.8
Government
Bonds 8.5 0.0 8.5
Other Fixed
Income 2.9 2.6 5.4
Convertibles 0.1% 1.1% 1.2%
Cash/Short-Term
Investments
3
0.1% 40.2% 40.2%
Total

28.2% 71.8% 100.0%

T. ROWE PRICE Multi-Strategy Total Return Fund

relative performance. The
Fixed Income Absolute
Return Strategy also
negatively impacted relative
performance, driven by
defensive positions in credit
and equity markets, as well as
duration positioning in the
U.S. and currency selection in
certain markets.
How is the fund positioned?
The Multi-Strategy Total
Return Fund sources its
returns from multiple distinct
investment strategies, and
each component is internally
managed as an independent
strategy by a dedicated
T. Rowe Price portfolio
management team. Given
their varying mandates
(in areas such as risk level,
opportunity set, and portfolio
characteristics), the fund’s
allocations to the strategies
depend on a wide range of
considerations and can be
increased or decreased as
our assessment evolves and
incorporates changes in the
market environment.
We opened the reporting
period with what could
fairly be described as a rock-
bottom appetite for risk,
informed by our belief that
the interest rate cycle and its
impact on risk assets was still
very much unfolding. We
* Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard &
Poor’s nomenclature. If the rating agencies differ, the
highest rating is applied to the security. If a rating is
not available, the security is classified as Not Rated.
T. Rowe Price uses the rating of the underlying
investment vehicle to determine the creditworthiness
of credit default swaps and sovereign securities. The
fund is not rated by any agency.
** U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
*** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
BOND PORTFOLIO PROFILE
Periods Ended 4/30/23 10/31/23
Weighted Average Effective
Duration (years) 0.7 0.8
Weighted Average Maturity
(years) 4.7 4.7
Credit Quality Diversification*
U.S. Government
Agencies** 0.0% 0.0%
U.S. Treasuries*** 0.0  0.0
AAA 4.4  1.7
AA 5.2  4.9
A 4.2  3.0
BBB 31.9  29.9
BB and Below 52.3  58.0
Not Rated 2.0  2.5
Total 100.0% 100.0%

T. ROWE PRICE Multi-Strategy Total Return Fund

added slightly to risk through the first quarter of 2023–although the banking crisis gave us cause for caution. We further normalized our exposure to risk over the remainder of the reporting period, albeit with some oscillation as economic and geopolitical events unfolded.
Neither market bulls, who have predicted a soft landing that sidesteps a meaningful recession, nor bears, who feared the reaccelerating inflation would lead to overtightening and a hard landing, can make a compelling case given the current economic environment. Against this backdrop, our risk appetite has improved relative to the beginning of the period and our current positioning is closer to a neutral stance. In our view, adopting a more defensive posture would need to be predicated on a more bearish view than we can substantiate, and we view a more neutral equity beta target as prudent against this uncertain backdrop.
Contribution to risk from the underlying components reflected increased risk in the style premia and fixed income strategies through much of the period.
However, active risk in these strategies pulled back in the final months of the reporting period, particularly as the dynamic fixed income components adopted more defensive positions in response to renewed interest rate volatility and uncertainty about the trajectory of the current policy cycle. The contribution to risk from the MARS component also came down over the period, reaching its lowest level since the first quarter of 2021. While these shifts drove down the fund’s risk profile in aggregate, we recognize that these fluctuations are driven by alpha-seeking positioning within the individual strategies. Rather than adjusting our exposure to alpha sources at the overall portfolio level, we prefer to rely on the allocation adjustments made by the underlying component portfolio managers to navigate their respective investment universes.
What is portfolio management’s outlook?
The fund aims to generate positive absolute returns four to five percentage points above the cash benchmark with limited correlation to the direction of traditional asset classes, such as stocks and bonds. We seek to accomplish this by allocating the fund’s capital to a variety of absolute return investment strategies that seek attractive return potential per unit of risk.

T. ROWE PRICE Multi-Strategy Total Return Fund

Over the past year, volatility has been spurred by a tug of war between economic data and monetary policy, as market participants have attempted to gauge whether the battle against inflation has reached an inflection point that would allow the Federal Reserve to pivot to a more dovish posture. While recent employment data could suggest that previous rate increases have started to take hold and that we may be nearing a peak in tightening, our view is that interest rate cuts are unlikely to materialize in the near term.
Looking ahead, we believe the Fed’s path in 2024 will be determined by the actual impact of its monetary policy. While the consensus in markets is that monetary policy is restrictive, that hasn’t translated into a slowdown in growth to the extent that some anticipated. In part, a mismatch between monetary and fiscal policy is to blame, as stimulative fiscal policy in the U.S. has been at odds with the central bank’s hawkish stance. The economic recovery in China will also be a key driver of global growth, in our view. Despite a weaker-than-hoped-for recovery in 2023 to date, the country’s central bank has communicated a commitment to accommodative monetary and credit policies to invigorate growth and employment and stabilize prices, which could complicate the path of monetary policy globally.
Against this uncertain backdrop, we are looking at commonly accepted market narratives with caution. While the traditional view suggests that as growth slows, interest rates will rally, this may not necessarily be the case in the current market where forces pull the global economy in multiple directions. Should the current higher interest rate environment fail to act as a material impediment to growth, it reinforces not only the belief that rates will remain higher for longer, but also that the neutral rate of growth in the U.S. could be much higher than anticipated. In an environment where historical correlations break down, we believe fundamental analysis and security selection become even more crucial.
Analyzing these trends is what our extensive global investment professionals do every day. But more importantly, the fund benefits substantially from components (such as the Equity Research Long/Short Strategy) that emphasize idiosyncratic security selection and that can perform well regardless of how these macroeconomic uncertainties are ultimately resolved. We believe that our ability to leverage our in-house research team’s insights at these different levels is a unique benefit to the fund, and we expect to continue to capitalize on

T. ROWE PRICE Multi-Strategy Total Return Fund

this advantage as we pursue our return objectives. In our view, our combination of diversified components is well suited to the current market environment, and they validate the benefit of having the Multi-Strategy Total Return Fund as part of a diversified portfolio.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Multi-Strategy Total Return Fund

RISKS OF INVESTING IN THE FUND
There is risk that the fund’s investments will correlate with stocks and bonds to a greater degree than anticipated and that the risk models used to construct the portfolio may not achieve the desired results. The fund may underperform during up markets and be negatively affected in down markets. Diversification does not assure a profit or eliminate the risk of loss.
International investments can be riskier than U.S. investments due to the effects of currency exchange rates and differences in market structure and liquidity, as well as specific country, regional, and economic developments. These risks are generally greater for emerging markets. Fixed income securities are subject to interest rate, inflation, credit, and default risk. As interest rates rise, bond prices usually fall, and vice versa.
Derivatives may be more volatile than other types of investments because they can be more sensitive to changes in market or economic conditions; risks include currency, leverage, liquidity, index, pricing, and counterparty. Short sales are speculative transactions with potentially unlimited losses; use of leverage can magnify the effect of losses.
For a thorough discussion of risks, please see the fund’s prospectus.
BENCHMARK INFORMATION
Note: ICE Data Indices, LLC (“ICE DATA”), is used with permission.
ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD-
PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND
REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING
ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A
PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX
DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED
THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR
RESPECTIVE THIRD-PARTY SUPPLIERS SHALL BE SUBJECT TO ANY
DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY,
ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR
THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES
AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED
ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA,
ITS AFFILIATES AND THEIR RESPECTIVE THIRD-PARTY SUPPLIERS DO
NOT SPONSOR, ENDORSE, OR RECOMMEND T. ROWE PRICE OR ANY
OF ITS PRODUCTS OR SERVICES.

T. ROWE PRICE Multi-Strategy Total Return Fund

ICE Benchmark Administration Limited makes no warranty, express or implied, either as to the results to be obtained from the use of ICE LIBOR and/or the figure at which ICE LIBOR stands at any particular time on any particular day or otherwise. ICE Benchmark Administration Limited makes no express or implied warranties of merchantability or fitness for a particular purpose in respect of any use of ICE  LIBOR.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

Microsoft
0.7%
Amazon.com
0.7
Apple
0.7
NVIDIA
0.5
Eli Lilly
0.4
UnitedHealth Group
0.4
London Stock Exchange
0.4
Pioneer Natural Resources
0.3
Daiichi Sankyo
0.3
ExxonMobil
0.3
Total
4.7%
United Mexican States
1.4%
United Kingdom of Great
Britain and Northern Ireland
1.2
Charter Communications
1.0
HCA Healthcare
1.0
VICI Properties
0.9
Ardagh
0.8
Service Properties Trust
0.7
Verscend Holdings LLC
0.6
Republic of Colombia
0.6
Tenet Healthcare
0.6
Total
8.8%
PORTFOLIO HIGHLIGHTS
LARGEST HOLDINGS
Stocks
Percent of
Net Assets
10/31/23
Bonds
Percent of
Net Assets
10/31/23
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Multi-Strategy Total Return Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
MULTI-STRATEGY TOTAL RETURN FUND
Note: Performance for the I Class shares will vary due to its differing fee structure. See the
Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/23 1 Year 5 Years
Since
Inception
2/23/18
Multi-Strategy Total Return Fund –
.
4.58% 2.98% 2.07%
Multi-Strategy Total Return Fund–
.
I  Class 4.74 3.14 2.21
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Multi-Strategy Total Return Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Multi-Strategy Total Return Fund 1.37%
Multi-Strategy Total Return Fund–I Class 1.14
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Multi-Strategy Total Return Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
MULTI-STRATEGY TOTAL RETURN FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Investor Class
Actual $1,000.00 $1,016.80 $6.10
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.16   6.11
I Class
Actual   1,000.00   1,017.90   5.34
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.91   5.35
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 1.20%, and
the
2
I Class was 1.05%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Multi-Strategy Total Return Fund

QUARTER-END RETURNS
Periods Ended 9/30/23 1 Year 5 Years
Since
Inception
2/23/18
Multi-Strategy Total Return Fund –
.
3.71% 2.50% 2.05%
Multi-Strategy Total Return Fund–
.
I  Class 3.87  2.68  2.18
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I Class shares, 1-800-638-8790.
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Multi-Strategy Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 9.49 $ 10.70 $ 10.56 $ 9.75 $ 9.70
Investment activities
Net investment income
(1)(2)
0.37 0.15 0.10 0.16 0.26
Net realized and unrealized gain/
loss 0.06 (1.07) 0.40 0.92 0.12
Total from investment activities 0.43 (0.92) 0.50 1.08 0.38
Distributions
Net investment income (0.14) (0.05) (0.09) (0.25) (0.18)
Net realized gain (0.08) (0.24) (0.27) (0.02) (0.15)
Total distributions (0.22) (0.29) (0.36) (0.27) (0.33)
NET ASSET VALUE
End of period $ 9.70 $ 9.49 $ 10.70 $ 10.56 $ 9.75
Ratios/Supplemental Data
Total return
(2)(3)
4.58% (8.75)% 4.74% 11.34% 4.09%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.38% 1.37% 1.32% 1.56% 1.84%
Net expenses after waivers/
payments by Price Associates 1.20% 1.19% 1.04% 1.05% 1.06%
Net investment income 3.87% 1.49% 0.96% 1.55% 2.69%
Portfolio turnover rate 110.3% 133.8% 144.8% 99.5% 83.8%
Net assets, end of period (in
thousands) $25,996 $42,153 $119,258 $120,127 $57,579
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Multi-Strategy Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 9.55 $ 10.75 $ 10.59 $ 9.76 $ 9.70
Investment activities
Net investment income
(1)(2)
0.38 0.17 0.08 0.17 0.27
Net realized and unrealized gain/
loss 0.06 (1.08) 0.44 0.93 0.12
Total from investment activities 0.44 (0.91) 0.52 1.10 0.39
Distributions
Net investment income (0.24) (0.05) (0.09) (0.25) (0.18)
Net realized gain (0.08) (0.24) (0.27) (0.02) (0.15)
Total distributions (0.32) (0.29) (0.36) (0.27) (0.33)
NET ASSET VALUE
End of period $ 9.67 $ 9.55 $ 10.75 $ 10.59 $ 9.76
Ratios/Supplemental Data
Total return
(2)(3)
4.74% (8.62)% 4.92% 11.54% 4.19%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.17% 1.14% 1.12% 1.50% 1.74%
Net expenses after waivers/
payments by Price Associates 1.05% 1.05% 1.01% 0.90% 0.90%
Net investment income 4.04% 1.77% 0.73% 1.70% 2.83%
Portfolio turnover rate 110.3% 133.8% 144.8% 99.5% 83.8%
Net assets, end of period (in
thousands) $276,873 $310,096 $334,438 $8,777 $4,308
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ALBANIA 0.1%
Government Bonds 0.1%
Republic of Albania, 5.90%, 6/9/28 (EUR)  (1) 365,000 374
Total Albania (Cost
$387
)
374
ANGOLA 0.2%
Government Bonds 0.2%
Republic of Angola, 8.00%, 11/26/29 (USD)  545,000 436
Republic of Angola, 8.75%, 4/14/32 (USD)  200,000 156
Total Angola (Cost
$633
)
592
ARGENTINA 0.1%
Common Stocks 0.0%
Globant (USD)  (2) 165 28
MercadoLibre (USD)  (2) 63 78
Tenaris, ADR (USD)  421 14
120
Government Bonds 0.1%
Argentine Republic, STEP, 3.625%, 7/9/35 (USD)  550,000 137
137
Total Argentina (Cost
$277
)
257
AUSTRALIA 0.3%
Common Stocks 0.1%
BHP Group  1,093 31
Goodman Group  1,010 14
IGO  885 5
Northern Star Resources  1,682 12
Rio Tinto  173 13
Scentre Group  3,380 5
80
Corporate Bonds 0.1%
Mineral Resources, 9.25%, 10/1/28 (USD)  (1) 375,000 375
375

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.1%
Commonwealth of Australia, Series 169, 4.75%, 6/21/54  525,000 304
304
Total Australia (Cost
$767
)
759
AUSTRIA 0.6%
Common Stocks 0.0%
BAWAG Group  172 8
OMV  423 18
26
Corporate Bonds 0.2%
Benteler International, 9.375%, 5/15/28  (1) 285,000 306
Benteler International, 10.50%, 5/15/28 (USD)  (1) 255,000 257
563
Government Bonds 0.4%
Republic of Austria, 0.85%, 6/30/2120  (1) 3,581,000 1,308
1,308
Total Austria (Cost
$2,066
)
1,897
BAHAMAS 0.1%
Government Bonds 0.1%
Commonwealth of Bahamas, 6.00%, 11/21/28 (USD)  (1) 310,000 257
Total Bahamas (Cost
$246
)
257
BRAZIL 1.1%
Common Stocks 0.0%
Minerva  9,389 14
NU Holdings, Class A (USD)  (2) 2,808 23
Suzano  1,137 12
49
Corporate Bonds 0.7%
Aegea Finance, 9.00%, 1/20/31 (USD)  (1)(3) 610,000 609
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  260,000 200
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD)  (1) 200,000 129
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  (1) 1,180,000 937
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  310,000 243
MercadoLibre, 3.125%, 1/14/31 (USD)  200,000 152
2,270

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.4%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  2,660,000 511
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/29  1,350,000 252
Republic of Brazil, 4.25%, 1/7/25 (USD)  330,000 324
1,087
Total Brazil (Cost
$3,752
)
3,406
CANADA 1.4%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52  (1) 305,000 199
199
Common Stocks 0.4%
Agnico Eagle Mines (USD)  412 19
Alamos Gold, Class A (USD)  (3) 1,144 14
Cameco (USD)  (3) 1,420 58
Canadian Apartment Properties REIT  134 4
Canadian Natural Resources  472 30
Canadian Pacific Kansas City (USD)  8,456 600
Constellation Software  12 24
Constellation Software, Warrants, 3/31/40  (2)(4) 12 —
Descartes Systems Group (USD)  (2) 167 12
ERO Copper  (2) 1,070 15
First Quantum Minerals  2,481 29
Franco-Nevada  157 19
Ivanhoe Mines, Class A  (2)(3) 1,215 9
Magna International (USD)  (3) 141 7
MDA  (2) 4,213 35
Nutrien (USD)  363 19
Shopify, Class A (USD)  (2) 6,195 292
Suncor Energy  1,036 34
Teck Resources, Class B (USD)  495 17
Tourmaline Oil  172 9
West Fraser Timber  220 15
Whitecap Resources  (3) 2,044 16
1,277
Corporate Bonds 0.9%
1011778 BC ULC, 5.75%, 4/15/25 (USD)  (1) 1,216,000 1,207
Enbridge, VR, 8.50%, 1/15/84 (USD)  (5) 350,000 332
Enbridge, Series NC5, VR, 8.25%, 1/15/84 (USD)  (5) 350,000 335
GFL Environmental, 4.25%, 6/1/25 (USD)  (1) 21,000 20
Rogers Communications, 2.95%, 3/15/25 (USD)  53,000 51
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD)  (5) 200,000 194

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
TransCanada PipeLines, 6.203%, 3/9/26 (USD)  570,000 567
2,706
Total Canada (Cost
$4,259
)
4,182
CHILE 0.5%
Corporate Bonds 0.4%
AES Andes, VR, 7.125%, 3/26/79 (USD)  (5) 310,000 292
Agrosuper, 4.60%, 1/20/32 (USD)  250,000 200
Chile Electricity, 6.01%, 1/20/33 (USD)  (1) 200,000 195
Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/50
(USD)  300,000 163
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  310,000 279
1,129
Government Bonds 0.1%
Bonos de la Tesoreria de la Republica, 6.00%, 4/1/33  (1) 420,000,000 451
451
Total Chile (Cost
$1,750
)
1,580
CHINA 0.6%
Common Stocks 0.2%
58.com (USD)  (2)(4) 22,100 —
Alibaba Group Holding (HKD)  (2) 3,300 34
BeiGene, ADR (USD)  (2) 77 14
Beijing Capital International Airport, Class H (HKD)  (2) 34,000 13
H World Group, ADR (USD)  (2) 459 17
Jiumaojiu International Holdings (HKD)  (3) 139,000 151
Kanzhun, ADR (USD)  (2) 1,000 15
Legend Biotech, ADR (USD)  (2) 232 15
Li Ning (HKD)  3,000 9
PDD Holdings, ADR (USD)  (2) 260 26
Silergy (TWD)  4,000 36
Tencent Holdings (HKD)  7,309 271
Zai Lab, ADR (USD)  (2)(3) 177 5
606
Common Stocks - China A Shares 0.0%
Estun Automation, A Shares (CNH)  5,100 13
Fuyao Glass Industry Group, A Shares (CNH)  4,800 25
Kweichow Moutai, A Shares (CNH)  100 23
NARI Technology, A Shares (CNH)  10,713 33
Shenzhen Inovance Technology, A Shares (CNH)  1,700 14
108

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Bonds 0.1%
Xiaomi Best Time International, Zero Coupon, 12/17/27 (USD)  300,000 260
260
Corporate Bonds 0.3%
AAC Technologies Holdings, 2.625%, 6/2/26 (USD)  270,000 230
Country Garden Holdings, 3.125%, 10/22/25 (USD)  (2)(6) 300,000 13
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  (2)(6) 1,515,000 71
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  200,000 65
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  (2)(6) 200,000 5
Times China Holdings, 6.75%, 7/8/25 (USD)  (2)(6) 200,000 7
West China Cement, 4.95%, 7/8/26 (USD)  230,000 161
Zhongsheng Group Holdings, 3.00%, 1/13/26 (USD)  310,000 283
835
Total China (Cost
$2,744
)
1,809
COLOMBIA 0.8%
Corporate Bonds 0.3%
Aris Mining, 6.875%, 8/9/26 (USD)  (1) 315,000 260
Ecopetrol, 6.875%, 4/29/30 (USD)  300,000 270
Geopark, 5.50%, 1/17/27 (USD)  300,000 252
782
Government Bonds 0.5%
Republic of Colombia, 4.50%, 1/28/26 (USD)  200,000 192
Republic of Colombia, Series B, 7.00%, 3/26/31  2,554,100,000 490
Republic of Colombia, Series B, 7.00%, 6/30/32  1,600,000,000 294
Republic of Colombia, Series B, 13.25%, 2/9/33  2,528,000,000 664
1,640
Private Investment Company 0.0%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $12 (USD)  (2)(7) † 17
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $37 (USD)  (2)(7) † 44
61
Total Colombia (Cost
$2,364
)
2,483
CYPRUS 0.0%
Government Bonds 0.0%
Republic of Cyprus, 2.75%, 5/3/49  140,000 106
Total Cyprus (Cost
$111
)
106

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
CZECH REPUBLIC 0.2%
Government Bonds 0.2%
Czech Republic Government Bond, Series 125, 1.50%, 4/24/40  18,750,000 514
Total Czech Republic (Cost
$557
)
514
DENMARK 0.1%
Common Stocks 0.1%
Ascendis Pharma, ADR (USD)  (2) 50 5
Genmab  (2) 19 5
Novo Nordisk, ADR (USD)  202 20
Novo Nordisk, Class B  2,242 216
Total Denmark (Cost
$248
)
246
DOMINICAN REPUBLIC 0.2%
Government Bonds 0.2%
Dominican Republic, 5.95%, 1/25/27 (USD)  310,000 299
Dominican Republic, 6.00%, 7/19/28 (USD)  230,000 219
Total Dominican Republic (Cost
$542
)
518
ECUADOR 0.1%
Government Bonds 0.1%
Republic of Ecuador, STEP, 6.00%, 7/31/30 (USD)  (1) 560,000 286
Total Ecuador (Cost
$299
)
286
FRANCE 0.3%
Common Stocks 0.2%
Airbus  857 115
AXA  656 19
Eurofins Scientific  271 14
Gecina  91 9
Hermes International  23 43
L'Oreal  30 13
LVMH Moet Hennessy Louis Vuitton  121 87
Pernod Ricard  141 25
Remy Cointreau  71 8
Safran  263 41
Schneider Electric  216 33
SPIE  962 25

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
TotalEnergies  1,186 79
511
Convertible Preferred Stocks 0.0%
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $7  (2)
(4)(7) 8 6
6
Corporate Bonds 0.1%
Altice France Holding, 4.00%, 2/15/28  100,000 46
Altice France Holding, 10.50%, 5/15/27 (USD)  (1) 545,000 299
345
Total France (Cost
$903
)
862
GEORGIA 0.1%
Corporate Bonds 0.1%
Georgian Railway, 4.00%, 6/17/28 (USD)  310,000 267
Total Georgia (Cost
$277
)
267
GERMANY 0.6%
Common Stocks 0.2%
Covestro  (2) 224 12
Daimler Truck Holding  897 28
KION Group  564 17
LEG Immobilien  (2) 141 9
SAP  3,595 482
Siemens  665 88
Zalando  (2) 238 6
642
Corporate Bonds 0.3%
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25 (USD)  306,000 292
TK Elevator Holdco, 7.625%, 7/15/28 (USD)  (1) 400,000 361
ZF North America Capital, 4.75%, 4/29/25 (USD)  (1) 150,000 144
797
Preferred Stocks 0.1%
Sartorius  (3) 1,935 485
485
Total Germany (Cost
$2,143
)
1,924

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
GHANA 0.2%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26 (USD)  655,000 602
Total Ghana (Cost
$616
)
602
GUATEMALA 0.2%
Government Bonds 0.2%
Republic of Guatemala, 4.875%, 2/13/28 (USD)  300,000 276
Republic of Guatemala, 4.90%, 6/1/30 (USD)  300,000 268
Total Guatemala (Cost
$601
)
544
HONG KONG 0.4%
Common Stocks 0.3%
AIA Group  53,000 460
Samsonite International  (2) 4,200 13
Techtronic Industries  44,500 406
Techtronic Industries, ADR (USD)  472 22
901
Corporate Bonds 0.1%
CAS Capital No. 1, VR, 4.00% (USD)  (5)(8) 250,000 197
197
Total Hong Kong (Cost
$1,162
)
1,098
HUNGARY 0.5%
Common Stocks 0.0%
OTP Bank  148 5
Wizz Air Holdings (GBP)  (2) 37 1
6
Corporate Bonds 0.1%
OTP Bank, VR, 7.50%, 5/25/27 (USD)  (5) 230,000 231
231
Government Bonds 0.4%
Magyar Export-Import Bank, 6.125%, 12/4/27 (USD)  (1) 200,000 196
MFB Magyar Fejlesztesi Bank, 6.50%, 6/29/28 (USD)  230,000 227
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  240,330,000 549
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  30,270,000 56

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Republic of Hungary, Series 38/A, 3.00%, 10/27/38  144,000,000 241
1,269
Total Hungary (Cost
$1,475
)
1,506
INDIA 0.9%
Common Stocks 0.3%
Container Corp. of India  2,195 18
HDFC Bank  24,271 430
ICICI Bank  37,890 417
Larsen & Toubro  979 35
900
Corporate Bonds 0.4%
Adani International Container Terminal, 3.00%, 2/16/31 (USD)  275,125 204
Adani Renewable Energy RJ, 4.625%, 10/15/39 (USD)  262,875 183
GMR Hyderabad International Airport, 4.25%, 10/27/27 (USD)  220,000 194
HDFC Bank, VR, 3.70% (USD)  (5)(8) 310,000 268
JSW Infrastructure, 4.95%, 1/21/29 (USD)  (3) 250,000 214
1,063
Government Bonds 0.2%
Export-Import Bank of India, 2.25%, 1/13/31 (USD)  300,000 231
Export-Import Bank of India, 3.875%, 2/1/28 (USD)  300,000 276
Republic of India, 6.45%, 10/7/29  22,000,000 252
759
Total India (Cost
$2,916
)
2,722
INDONESIA 0.5%
Corporate Bonds 0.3%
Bank Negara Indonesia Persero, VR, 4.30% (USD)  (5)(8) 620,000 505
Minejesa Capital, 4.625%, 8/10/30 (USD)  300,000 269
Pakuwon Jati, 4.875%, 4/29/28 (USD)  300,000 266
1,040
Government Bonds 0.2%
Republic of Indonesia, 2.15%, 7/28/31 (USD)  320,000 248
Republic of Indonesia, Series FR82, 7.00%, 9/15/30  3,680,000,000 230
478
Total Indonesia (Cost
$1,548
)
1,518

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
IRELAND 0.2%
Corporate Bonds 0.2%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  150,000 127
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  310,000 240
AerCap Ireland Capital, 6.15%, 9/30/30 (USD)  150,000 143
Avolon Holdings Funding, 2.875%, 2/15/25 (USD)  (1) 49,000 46
Avolon Holdings Funding, 3.95%, 7/1/24 (USD)  (1) 31,000 30
Avolon Holdings Funding, 6.375%, 5/4/28 (USD)  (1) 90,000 87
Total Ireland (Cost
$762
)
673
ISRAEL 0.4%
Corporate Bonds 0.2%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD)  (1)(5) 300,000 242
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (USD)  (1)(5) 325,000 278
Energian Israel Finance, 4.875%, 3/30/26 (USD)  (1) 280,000 245
765
Government Bonds 0.2%
State of Israel, Series 0347, 3.75%, 3/31/47  2,700,000 531
531
Total Israel (Cost
$1,575
)
1,296
ITALY 0.5%
Common Stocks 0.3%
Davide Campari-Milano  2,091 23
Ferrari (USD)  1,249 377
GVS  (2) 1,655 7
PRADA (HKD)  58,400 352
759
Corporate Bonds 0.2%
Enel Finance International, 7.75%, 10/14/52 (USD)  (1) 200,000 205
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.656%, 5/14/27  472,000 496
701
Total Italy (Cost
$1,317
)
1,460
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  560,000 484

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Republic of Ivory Coast, 6.375%, 3/3/28 (USD)  (3) 310,000 289
Total Ivory Coast (Cost
$816
)
773
JAPAN 0.9%
Common Stocks 0.7%
Asics  600 19
Astellas Pharma  500 6
Daiichi Sankyo  31,500 812
Daikin Industries  300 43
Harmonic Drive Systems  10,900 236
Hoshizaki  800 26
Idec  700 13
Industrial & Infrastructure Fund Investment  3 3
Keyence  1,300 503
MatsukiyoCocokara  500 9
Mitsubishi UFJ Financial Group  40,100 336
Mitsui Fudosan  600 13
Miura  1,300 25
Nippon Sanso Holdings  1,200 30
Recruit Holdings  1,100 32
Sanrio  500 21
Seven & i Holdings  500 18
Shionogi  2,200 103
Sony Group, ADR (USD)  458 38
Suzuki Motor  100 4
2,290
Government Bonds 0.2%
Government of Japan, Series 14, 0.70%, 3/20/61  83,050,000 375
Government of Japan, Series 15, 1.00%, 3/20/62  37,350,000 186
561
Total Japan (Cost
$2,856
)
2,851
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 5.85%, 7/7/30 (USD)  300,000 254
Kingdom of Jordan, 7.50%, 1/13/29 (USD)  (1) 200,000 187
Total Jordan (Cost
$475
)
441

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
KAZAKHSTAN 0.2%
Corporate Bonds 0.2%
KazMunayGas National, 5.375%, 4/24/30 (USD)  (3) 310,000 278
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  300,000 224
Total Kazakhstan (Cost
$559
)
502
LUXEMBOURG 0.1%
Bank Loans 0.1% (9)
Altice Financing, FRN, 3M EURIBOR + 5.00%, 10/31/27  (10) 225,000 221
Total Luxembourg (Cost
$229
)
221
MALAYSIA 0.1%
Government Bonds 0.1%
Government of Malaysia, Series 0518, 4.921%, 7/6/48  770,000 169
Total Malaysia (Cost
$182
)
169
MAURITIUS 0.2%
Corporate Bonds 0.2%
Axian Telecom, 7.375%, 2/16/27 (USD)  (3) 310,000 277
Axian Telecom, 7.375%, 2/16/27 (USD)  (1)(3) 230,000 205
Total Mauritius (Cost
$537
)
482
MEXICO 2.3%
Corporate Bonds 1.0%
Banco Mercantil del Norte, VR, 6.75% (USD)  (5)(8) 310,000 302
Banco Nacional de Comercio Exterior SNC, VR, 2.72%, 8/11/31
(USD)  (5) 300,000 241
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD)  (3)(5) 310,000 263
Braskem Idesa SAPI, 6.99%, 2/20/32 (USD)  425,000 251
Comision Federal de Electricidad, 4.75%, 2/23/27 (USD)  240,000 228
Mexico City Airport Trust, 4.25%, 10/31/26 (USD)  290,000 270
Petroleos Mexicanos, 5.35%, 2/12/28 (USD)  310,000 250
Petroleos Mexicanos, 6.49%, 1/23/27 (USD)  250,000 222
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  595,000 480
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  435,000 321
2,828

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 1.3%
United Mexican States, Series M, 5.75%, 3/5/26  5,070,000 253
United Mexican States, Series M, 7.50%, 6/3/27  4,888,000 248
United Mexican States, Series M, 7.50%, 5/26/33  21,500,000 997
United Mexican States, Series M, 7.75%, 5/29/31  8,800,000 426
United Mexican States, Series M, 7.75%, 11/13/42  22,390,000 992
United Mexican States, Series M, 8.50%, 5/31/29  20,830,000 1,075
3,991
Total Mexico (Cost
$7,277
)
6,819
MONGOLIA 0.1%
Government Bonds 0.1%
Mongolia Government Bond, 3.50%, 7/7/27 (USD)  (3) 250,000 210
Total Mongolia (Cost
$217
)
210
MOROCCO 0.2%
Corporate Bonds 0.1%
Vivo Energy Investments, 5.125%, 9/24/27 (USD)  310,000 281
281
Government Bonds 0.1%
Kingdom of Morocco, 5.95%, 3/8/28 (USD)  (1) 270,000 265
265
Total Morocco (Cost
$573
)
546
NETHERLANDS 0.3%
Common Stocks 0.3%
Adyen  (2) 23 16
Akzo Nobel  114 8
Argenx, ADR (USD)  (2) 104 49
ASM International  110 45
ASML Holding  659 396
ASML Holding (USD)  22 13
BE Semiconductor Industries  3,080 318
Heineken  251 23
TKH Group, CVA  665 24
Universal Music Group  258 6
898

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
GTCR W-2 Merger, 8.50%, 1/15/31 (GBP)  (1) 125,000 152
152
Total Netherlands (Cost
$968
)
1,050
NEW ZEALAND 0.2%
Government Bonds 0.2%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  1,776,000 611
Total New Zealand (Cost
$924
)
611
NORWAY 0.0%
Common Stocks 0.0%
Equinor  1,186 40
Seadrill (USD)  (2) 666 26
Total Norway (Cost
$57
)
66
OMAN 0.2%
Corporate Bonds 0.2%
OmGrid Funding, 5.196%, 5/16/27 (USD)  300,000 282
Oryx Funding, 5.80%, 2/3/31 (USD)  300,000 278
Total Oman (Cost
$595
)
560
PANAMA 0.1%
Corporate Bonds 0.1%
Banco Nacional de Panama, 2.50%, 8/11/30 (USD)  310,000 231
231
Government Bonds 0.0%
Republic of Panama, 3.16%, 1/23/30 (USD)  250,000 202
202
Total Panama (Cost
$494
)
433
PARAGUAY 0.1%
Government Bonds 0.1%
Republic of Paraguay, 2.739%, 1/29/33 (USD)  370,000 278
Total Paraguay (Cost
$308
)
278

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
PERU 0.4%
Common Stocks 0.0%
Southern Copper (USD)  310 22
22
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD)  (3)(5) 310,000 284
InRetail Consumer, 3.25%, 3/22/28 (USD)  300,000 252
536
Government Bonds 0.2%
Fondo MIVIVIENDA, 4.625%, 4/12/27 (USD)  300,000 284
Republic of Peru, 6.15%, 8/12/32  1,050,000 250
Republic of Peru, 6.95%, 8/12/31  989,000 251
785
Total Peru (Cost
$1,346
)
1,343
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 6.25%, 1/14/36  23,000,000 385
Total Philippines (Cost
$540
)
385
PORTUGAL 0.0%
Common Stocks 0.0%
Galp Energia  1,537 23
Jeronimo Martins  848 20
43
Government Bonds 0.0%
Portuguese Republic, 5.125%, 10/15/24 (USD)  97,000 96
96
Total Portugal (Cost
$131
)
139
QATAR 0.1%
Corporate Bonds 0.1%
QatarEnergy, 3.125%, 7/12/41 (USD)  370,000 244
Total Qatar (Cost
$282
)
244

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
ROMANIA 0.5%
Corporate Bonds 0.3%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (5) 840,000 921
921
Government Bonds 0.2%
Republic of Romania, 2.125%, 3/7/28 (EUR)  220,000 202
Republic of Romania, 3.00%, 2/27/27 (USD)  260,000 236
438
Total Romania (Cost
$1,415
)
1,359
SAUDI ARABIA 0.1%
Corporate Bonds 0.1%
Riyad Sukuk, VR, 3.174%, 2/25/30 (USD)  (5) 200,000 191
Total Saudi Arabia (Cost
$204
)
191
SENEGAL 0.1%
Government Bonds 0.1%
Republic of Senegal, 6.25%, 5/23/33 (USD)  (3) 310,000 246
Total Senegal (Cost
$291
)
246
SERBIA 0.2%
Government Bonds 0.2%
Republic of Serbia, 6.25%, 5/26/28 (USD)  (3) 300,000 293
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  41,000,000 326
Total Serbia (Cost
$752
)
619
SINGAPORE 0.0%
Common Stocks 0.0%
CapitaLand Integrated Commercial Trust  4,900 6
Total Singapore (Cost
$7
)
6
SOUTH AFRICA 0.1%
Corporate Bonds 0.1%
Transnet, 8.25%, 2/6/28 (USD)  (1) 200,000 190
190

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.0%
Republic of South Africa, Series 2048, 8.75%, 2/28/48  4,519,000 170
170
Total South Africa (Cost
$404
)
360
SOUTH KOREA 0.0%
Common Stocks 0.0%
Hyundai Mobis  84 13
Samsung Electronics  1,776 88
Total South Korea (Cost
$99
)
101
SPAIN 0.3%
Common Stocks 0.2%
Amadeus IT Group, Class A  10,434 596
Cellnex Telecom  79 2
598
Corporate Bonds 0.1%
Banco Bilbao Vizcaya Argentaria, VR, 9.375% (USD)  (5)(8) 400,000 387
387
Total Spain (Cost
$996
)
985
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, 6.825%, 7/18/26 (USD)  (2)(6) 310,000 161
Republic of Sri Lanka, 6.85%, 11/3/25 (USD)  (2)(6) 560,000 293
Republic of Sri Lanka, 11.00%, 6/1/26  91,000,000 256
Total Sri Lanka (Cost
$626
)
710
SUPRANATIONAL 0.0%
Government Bonds 0.0%
International Bank for Reconstruction & Development, 0.625%,
4/22/25 (USD)  135,000 126
Total Supranational (Cost
$126
)
126

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
SURINAME 0.4%
Government Bonds 0.4%
Republic of Suriname, 9.25%, 10/26/26 (USD)  (2)(6) 1,200,000 1,095
Total Suriname (Cost
$883
)
1,095
SWEDEN 0.6%
Bank Loans 0.2% (9)
Anticimex Global, FRN, 3M TSFR + 3.15%, 8.45%, 11/16/28
(USD)  589,500 580
Anticimex Global, FRN, 3M TSFR + 3.65%, 8.95%, 11/16/28
(USD)  98,250 97
677
Common Stocks 0.2%
Sandvik  1,888 32
Spotify Technology (USD)  (2) 149 25
Svenska Cellulosa, Class B  33,542 460
517
Corporate Bonds 0.2%
Castellum, 2.125%, 11/20/23 (EUR)  200,000 211
Heimstaden Bostad Treasury, 0.75%, 9/6/29 (EUR)  495,000 329
Heimstaden Bostad Treasury, 1.375%, 3/3/27 (EUR)  200,000 167
707
Total Sweden (Cost
$1,924
)
1,901
SWITZERLAND 0.2%
Common Stocks 0.2%
Cie Financiere Richemont, Class A  2,508 296
Julius Baer Group  465 27
Montana Aerospace  (2) 1,718 21
Nestle  2,654 286
On Holding, Class A (USD)  (2) 465 12
Roche Holding  12 3
Total Switzerland (Cost
$755
)
645
TAIWAN 0.3%
Common Stocks 0.3%
Taiwan Semiconductor Manufacturing  42,000 686

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Taiwan Semiconductor Manufacturing, ADR (USD)  2,222 192
Total Taiwan (Cost
$911
)
878
THAILAND 0.5%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD)  (5) 310,000 253
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)  300,000 290
Thaioil Treasury Center, 3.50%, 10/17/49 (USD)  310,000 171
714
Government Bonds 0.3%
Kingdom of Thailand, 3.60%, 6/17/67  7,700,000 196
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  24,150,792 635
831
Total Thailand (Cost
$1,825
)
1,545
UNITED ARAB EMIRATES 0.0%
Corporate Bonds 0.0%
Sweihan PV Power, 3.625%, 1/31/49 (USD)  1,425 1
Total United Arab Emirates (Cost
$1
)
1
UNITED KINGDOM 2.8%
Bank Loans 0.2% (9)
EG America, FRN, 1M TSFR + 4.00%, 9.414%, 2/7/25 (USD)  460,963 459
459
Common Stocks 0.5%
ARM Holdings, ADR (USD)  (2)(3) 882 43
Ashtead Group  471 27
AstraZeneca, ADR (USD)  856 54
BP, ADR (USD)  1,574 58
Compass Group  1,516 38
Derwent London  150 3
Glencore  2,432 13
Immunocore Holdings, ADR (USD)  (2)(3) 267 12
London Stock Exchange Group  10,863 1,096
Next  130 11
Novocure (USD)  (2) 232 3
Rentokil Initial  5,671 29
Shell  1,942 63
Smiths Group  814 16

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Unilever (EUR)  672 32
UNITE Group  384 4
Wise, Class A  (2) 2,839 23
1,525
Corporate Bonds 0.9%
Clear Channel International, 6.625%, 8/1/25 (USD)  (1) 400,000 392
Connect Finco, 6.75%, 10/1/26 (USD)  (1) 520,000 484
Drax Finco, 6.625%, 11/1/25 (USD)  (1) 625,000 602
eG Global Finance, 8.50%, 10/30/25 (USD)  (1) 461,000 451
Reynolds American, 4.45%, 6/12/25 (USD)  52,000 51
Rolls-Royce, 3.625%, 10/14/25 (USD)  (1) 900,000 843
2,823
Government Bonds 1.2%
United Kingdom Gilt, 1.625%, 10/22/71  904,000 462
United Kingdom Gilt, 3.50%, 7/22/68  324,000 300
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/24  1,300,288 1,567
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/26  1,086,448 1,300
3,629
Total United Kingdom (Cost
$8,411
)
8,436
UNITED STATES 38.6%
Asset-Backed Securities 1.8%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28  (1) 465,000 415
Applebee's Funding, Series 2023-1A, Class A2, 7.824%,
3/5/53  (1) 465,000 455
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41  (1) 396,203 365
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%,
1/15/26  51,040 51
Carvana Auto Receivables Trust, Series 2021-N3, Class C,
1.02%, 6/12/28  20,434 19
DLLAD, Series 2023-1A, Class A2, 5.19%, 4/20/26  (1) 75,514 75
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34  (1) 47,781 45
Elara HGV Timeshare Issuer, Series 2023-A, Class D, 10.10%,
2/25/38  (1) 200,000 199
ExteNet, Series 2019-1A, Class B, 4.14%, 7/25/49  (1) 260,000 250
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48  (1) 536,750 512
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52  (1) 246,875 239

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%,
6/15/25  91,567 91
Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.97%,
6/15/28  60,000 60
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48  (1) 137,750 130
Hardee's Funding, Series 2021-1A, Class A2, 2.865%,
6/20/51  (1) 263,925 206
JPMorgan Chase Bank, Series 2021-1, Class D, 1.174%,
9/25/28  (1) 36,854 36
JPMorgan Chase Bank, Series 2021-3, Class D, 1.009%,
2/26/29  (1) 75,423 72
JPMorgan Chase Bank, Series 2021-3, Class E, 2.102%,
2/26/29  (1) 153,640 146
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class
A2, 5.09%, 1/15/26  94,513 94
Nissan Auto Lease Trust, Series 2023-A, Class A2A, 5.10%,
3/17/25  108,614 108
Octane Receivables Trust, Series 2021-1A, Class A, 0.93%,
3/22/27  (1) 36,496 36
Octane Receivables Trust, Series 2021-2A, Class A, 1.21%,
9/20/28  (1) 30,170 29
Octane Receivables Trust, Series 2021-2A, Class C, 2.53%,
5/21/29  (1) 320,000 289
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29  (1) 69,914 70
Octane Receivables Trust, Series 2023-1A, Class D, 7.76%,
3/20/30  (1) 260,000 260
Octane Receivables Trust, Series 2023-1A, Class E, 9.25%,
8/20/30  (1) 295,000 279
Octane Receivables Trust, Series 2023-3A, Class D, 7.58%,
9/20/29  (1) 100,000 100
Progress Residential Trust, Series 2020-SFR3, Class F, 2.796%,
10/17/27  (1) 140,000 127
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39  (1) 100,000 95
Santander Bank, Series 2021-1A, Class B, 1.833%, 12/15/31  (1) 64,651 63
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32  (1) 98,013 97
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32  (1) 216,346 216
Santander Bank Auto Credit-Linked Notes, Series 2022-C, Class
D, 8.197%, 12/15/32  (1) 150,618 151
Stonepeak, Series 2021-1A, Class B, 3.821%, 2/28/33  (1) 240,443 203
5,583
Bank Loans 8.9% (9)
Applied Systems, FRN, 3M TSFR + 4.50%, 9.89%, 9/18/26  1,293,500 1,295

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Aretec Group, FRN, 1M TSFR + 4.25%, 9.674%, 10/1/25  996,341 994
Asurion, FRN, 1M TSFR + 4.25%, 9.674%, 8/19/28  331,705 316
Asurion, FRN, 1M TSFR + 5.25%, 10.689%, 1/31/28  101,879 88
Asurion, FRN, 1M TSFR + 5.25%, 10.689%, 1/20/29  700,000 596
Boxer Parent, FRN, 1M TSFR + 3.75%, 9.189%, 10/2/25  497,649 497
Charter Communications Operating, FRN, 1M TSFR + 1.75%,
7.133%, 4/30/25  992,105 992
CNT Holdings I, FRN, 1M USD LIBOR + 3.50%, 8.926%, 11/8/27  586,466 583
ConnectWise, FRN, 1M TSFR + 3.50%, 8.939%, 9/29/28  589,500 573
Crown Finance U.S., FRN, 1M TSFR + 8.50%, 14.381%, 7/31/28  300,000 306
Delta Topco, FRN, 3M TSFR + 7.25%, 12.569%, 12/1/28  310,000 305
Edelman Financial Engines Center, FRN, 1M TSFR + 6.75%,
12.189%, 7/20/26  805,000 801
Engineered Machinery Holdings, FRN, 1M TSFR + 6.00%,
11.652%, 5/21/29  (4) 465,000 451
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%,
12.152%, 5/21/29  (4) 145,000 141
Fertitta Entertainment, FRN, 1M TSFR + 4.00%, 9.324%,
1/27/29  492,500 481
Fitness International, FRN, 3M TSFR + 3.25%, 8.674%, 4/18/25  300,000 297
Fleet U.S. Bidco, FRN, 1M USD LIBOR + 3.00%, 8.439%,
10/7/26  (4) 86,220 86
Infinite Bidco, FRN, 3M TSFR + 3.75%, 9.395%, 3/2/28  391,045 378
Infinite Bidco, FRN, 3M TSFR + 7.00%, 12.645%, 3/2/29  400,000 347
IRB Holding, FRN, 1M TSFR + 3.00%, 8.424%, 12/15/27  527,153 521
Life Time, FRN, 1M TSFR + 4.75%, 10.611%, 1/15/26  1,600,000 1,599
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.939%, 9/6/25  397,906 378
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.189%, 9/6/26  200,000 177
MH Sub I, FRN, 1M TSFR + 3.75%, 9.189%, 9/13/24  176,703 177
MH Sub I, FRN, 1M TSFR + 3.75%, 9.189%, 9/13/24  254,800 255
MIC Glen, FRN, 1M TSFR + 3.25%, 8.689%, 7/21/28  195,250 191
MIC Glen, FRN, 1M TSFR + 6.75%, 12.174%, 7/20/29  800,000 747
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 10.507%, 4/11/29  237,805 207
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%, 8.689%,
3/10/28  585,733 573
RealPage, FRN, 1M TSFR + 3.00%, 8.439%, 4/24/28  847,700 828
RealPage, FRN, 1M TSFR + 6.50%, 11.939%, 4/23/29  795,000 791
Recorded Books, FRN, 1M TSFR + 4.00%, 9.324%, 8/29/25  287,238 286
S2P Acquisition Borrower, FRN, 1M TSFR + 4.00%, 9.424%,
8/14/26  276,839 276
SBA Senior Finance II, FRN, 1M TSFR + 1.75%, 7.18%, 4/11/25  1,296,579 1,296
Select Medical, FRN, 1M TSFR + 3.00%, 8.324%, 3/6/27  997,500 993
Sophia, FRN, 3M TSFR + 3.50%, 8.924%, 10/7/27  989,684 976
Sovos Brands Intermediate, FRN, 3M TSFR + 3.50%, 9.145%,
6/8/28  (10) 1,319,832 1,319
Summit Materials, FRN, 1M TSFR + 3.00%, 8.571%, 12/14/27  598,492 600

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Surgery Center Holdings, FRN, 1M TSFR + 3.75%, 9.203%,
8/31/26  500,000 499
Tacala Investment, FRN, 1M TSFR + 4.00%, 9.439%, 2/5/27  488,373 485
Tacala Investment, FRN, 1M TSFR + 8.00%, 13.439%, 2/4/28  495,000 476
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.876%, 5/17/30  89,775 90
Upbound Group, FRN, 1M TSFR + 3.25%, 8.952%, 2/17/28  (4) 408,123 403
Verscend Holding, FRN, 1M TSFR + 4.00%, 9.439%, 8/27/25  696,440 695
Wand NewCo 3, FRN, 1M TSFR + 2.75%, 8.174%, 2/5/26  810,128 808
William Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%,
8.189%, 5/18/25  1,464,802 1,462
Woof Holdings, FRN, 1M TSFR + 3.75%, 9.397%, 12/21/27  366,380 296
26,931
Common Stocks 11.2%
10X Genomics, Class A  (2) 185 7
3M  232 21
AbbVie  84 12
ACADIA Pharmaceuticals  (2) 220 5
Acadia Realty Trust, REIT  372 5
Adobe  (2) 959 510
Advanced Micro Devices  (2) 2,910 287
Affiliated Managers Group  73 9
Agilent Technologies  224 23
agilon health  (2)(3) 366 7
Airbnb, Class A  (2) 53 6
Akero Therapeutics  (2) 105 1
Alexandria Real Estate Equities, REIT  48 4
Allstate  104 13
Alnylam Pharmaceuticals  (2) 182 28
Alphabet, Class A  (2) 6,232 773
Alphabet, Class C  (2) 930 117
Altera Infrastructure, Acquisition Date: 1/19/23, Cost $15  (2)(4)
(7) 700 18
Amazon.com (2) 15,698 2,089
Ameren  86 7
American Express  51 7
American Financial Group  113 12
American Homes 4 Rent, Class A, REIT  257 8
American International Group  1,018 62
American Tower, REIT  110 20
Ameriprise Financial  179 56
Amgen  142 36
Amphenol, Class A  2,218 179
Apellis Pharmaceuticals  (2) 81 4
Apogee Therapeutics  (2) 9,715 167
Apollo Global Management  293 23

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Apple  12,150 2,075
Apple Hospitality REIT, REIT  221 3
Aptiv  (2) 342 30
Arch Capital Group  (2) 261 23
Ares Management, Class A  1,610 159
Armstrong World Industries  293 22
Arthur J Gallagher  57 13
AT&T  2,829 44
Atlassian, Class A  (2) 743 134
Atmus Filtration Technologies  (2) 652 12
AvalonBay Communities, REIT  1,411 234
Avantor  (2) 406 7
Axis Capital Holdings  645 37
Baker Hughes  610 21
Ball  160 8
Bank of America  4,648 122
Bank of New York Mellon  1,423 60
Barings BDC  1,370 12
Battery Future Acquisition, Warrants, 5/26/28  (2) 36,700 1
Beard Energy Transition Acquisition, Warrants, 12/31/27  (2) 37,050 1
Becton Dickinson & Company  145 37
Belden  140 10
BILL Holdings  (2) 262 24
Biogen  (2) 40 10
BioMarin Pharmaceutical  (2) 116 9
Bio-Techne  63 3
Blueprint Medicines  (2)(3) 192 11
Boeing  (2) 3,759 702
Booking Holdings  (2) 15 42
Booz Allen Hamilton Holding  121 15
Boston Beer, Class A  (2) 13 4
Boston Scientific  (2) 236 12
BRC, Class A  (2)(3) 801 2
Bright Horizons Family Solutions  (2) 3,508 260
Broadcom  11 9
Bruker  128 7
Burlington Stores  (2) 312 38
Cactus, Class A  172 8
Cadence Design Systems  (2) 194 47
Camden Property Trust, REIT  18 2
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $245  (2)(4)(7) 144 154
Capital One Financial  809 82
Capitalworks Emerging Markets Acquisition, Warrants,
4/27/28  (2) 36,400 1
Catalent  (2) 177 6
Cava Group  (2)(3) 1,024 32

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Cboe Global Markets  315 52
CC Neuberger Principal Holdings III, Class A, Warrants,
12/31/27  (2) 8,398 2
Centene  (2) 258 18
Cerevel Therapeutics Holdings  (2)(3) 331 8
Ceridian HCM Holding  (2) 55 4
CF Industries Holdings  266 21
ChampionX  448 14
Charles River Laboratories International  (2) 26 4
Charles Schwab  14,734 767
Charter Communications, Class A  (2) 85 34
Chesapeake Energy  (3) 336 29
Chevron  326 48
Chipotle Mexican Grill  (2) 18 35
Chubb  3,424 735
Cigna Group  102 32
Citigroup  1,903 75
CME Group  130 28
Colgate-Palmolive  8,696 653
Comcast, Class A  1,014 42
Concord Acquisition Corp. III, Warrants, 12/31/28  (2) 24,750 3
Confluent, Class A  (2) 674 19
ConocoPhillips  5,872 698
Constellation Energy  2,217 250
Corebridge Financial  2,556 51
Costco Wholesale  156 86
CSX  2,374 71
CubeSmart, REIT  181 6
Cummins  241 52
Danaher  2,955 567
Darling Ingredients  (2) 157 7
Datadog, Class A  (2) 2,142 175
Denali Therapeutics  (2) 180 3
Dexcom  (2) 114 10
Diamondback Energy  320 51
Discover Financial Services  142 12
Dollar General  263 31
Dollar Tree  (2) 129 14
Dominion Energy  144 6
DoorDash, Class A  (2) 556 42
Douglas Emmett, REIT  222 2
DraftKings, Class A  (2) 286 8
East West Bancorp  745 40
Edwards Lifesciences  (2) 114 7
Elevance Health  166 75
Eli Lilly  2,411 1,336

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Endeavor Group Holdings, Class A  349 8
Entegris  620 55
EOG Resources  359 45
EQRx, Warrants, 12/20/26  (2) 2,200 —
EQT  7,295 309
Equinix, REIT  85 62
Equitable Holdings  1,082 29
Equitrans Midstream  1,145 10
Equity LifeStyle Properties, REIT  194 13
Equity Residential, REIT  209 12
Essex Property Trust, REIT  36 8
Exact Sciences  (2) 185 11
Exelixis  (2) 331 7
Expro Group Holdings  (2) 512 8
Exxon Mobil  7,378 781
Fate Therapeutics  (2) 310 1
FedEx  251 60
Fifth Third Bancorp  2,243 53
First American Financial  357 18
FirstEnergy  197 7
Fiserv  (2) 234 27
FleetCor Technologies  (2) 78 18
Floor & Decor Holdings, Class A  (2)(3) 170 14
Freeport-McMoRan  970 33
Gaming & Leisure Properties, REIT  218 10
GE HealthCare Technologies  91 6
General Electric  3,454 375
Global Payments  214 23
Goldman Sachs Group  56 17
Guardant Health  (2) 205 5
Halliburton  710 28
Hartford Financial Services Group  1,154 85
HCA Healthcare  74 17
Hess  415 60
Hilton Worldwide Holdings  273 41
Hologic  (2) 210 14
Home Depot  351 100
Honeywell International  442 81
Hubbell  35 9
HubSpot  (2) 274 116
Humana  95 50
Huntington Bancshares  4,665 45
Huntington Ingalls Industries  115 25
Illumina  (2) 30 3
Inari Medical  (2) 37 2
Incyte  (2) 69 4

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Infinite Acquisition, Warrants, 11/23/28  (2) 37,454 2
Ingersoll Rand  805 49
Insmed  (2) 281 7
Insulet  (2) 60 8
Intellia Therapeutics  (2) 69 2
Intercontinental Exchange  86 9
Interpublic Group  83 2
Intuit  52 26
Intuitive Surgical  (2) 249 65
Invesco  1,731 22
Ionis Pharmaceuticals  (2) 177 8
IQVIA Holdings  (2) 28 5
Ivanhoe Electric  (2) 1,405 14
JB Hunt Transport Services  197 34
JPMorgan Chase  406 56
Karuna Therapeutics  (2) 101 17
Kenvue  3,624 67
Keurig Dr Pepper  606 18
KeyCorp  1,176 12
Kilroy Realty, REIT  102 3
KKR  345 19
KLA  282 132
Klaviyo, Class A  (2) 258 7
Kosmos Energy  (2) 3,014 22
L3Harris Technologies  252 45
Lam Research  79 46
Lamar Advertising, Class A, REIT  57 5
Liberty Media Corp-Liberty Formula One, Class C  (2) 7,189 465
Linde  265 101
Live Nation Entertainment  (2) 96 8
LPL Financial Holdings  227 51
Lululemon Athletica  (2) 71 28
M&T Bank  164 18
Magnolia Oil & Gas, Class A  343 8
Main Street Capital  (3) 162 6
Maplebear  (2) 1,296 32
Marathon Petroleum  155 23
MarketAxess Holdings  106 23
Marsh & McLennan  398 75
Mastercard, Class A  1,541 580
McDonald's  247 65
McKesson  18 8
Merck  722 74
Meta Platforms, Class A  (2) 2,267 683
MetLife  818 49
MGM Resorts International  282 10

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Microsoft  6,570 2,221
Middleby  (2) 71 8
Molina Healthcare  (2) 112 37
Mondelez International, Class A  606 40
MongoDB  (2) 229 79
Monster Beverage  (2) 599 31
MoonLake Immunotherapeutics  (2) 161 8
Morgan Stanley  471 33
Nabors Energy Transition, Warrants, 11/17/26  (2) 25,200 4
Netflix  (2) 1,380 568
Neurocrine Biosciences  (2) 35 4
Newmont  369 14
Newmont, CDI (AUD)  (2) 179 7
News, Class A  628 13
NextEra Energy  306 18
NIKE, Class B  4,036 415
Noble  351 16
Norfolk Southern  48 9
NOV  4,916 98
NVIDIA  3,872 1,579
Old Dominion Freight Line  778 293
Omnicom Group  125 9
OneMain Holdings  207 7
Onyx Acquisition I, Class A, Warrants, 11/30/28  (2) 24,800 1
O'Reilly Automotive  (2) 46 43
Pacific Biosciences of California  (2)(3) 469 3
Packaging Corp. of America  97 15
Patreon, Acquisition Date: 10/14/21, Cost $9  (2)(4)(7) 165 2
Paylocity Holding  (2) 116 21
PennyMac Financial Services  174 12
Penumbra  (2) 94 18
PepsiCo  463 76
Pfizer  818 25
PG&E  (2) 447 7
Pioneer Natural Resources  3,466 828
Popular  492 32
PotlatchDeltic, REIT  41 2
Power & Digital Infrastructure Acquisition II, Warrants,
12/14/28  (2) 36,900 3
PROCEPT BioRobotics  (2) 134 4
Procter & Gamble  4,302 645
Prologis, REIT  329 33
PROOF Acquisition Corp. I, Warrants, 12/3/28  (2) 36,400 2
Prothena  (2) 128 5
Public Storage, REIT  52 12
Quaker Chemical  (3) 179 26

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
QUALCOMM  128 14
Quanta Services  43 7
Range Resources  1,275 46
Raymond James Financial  405 39
Rayonier, REIT  38 1
RCF Acquisition, Warrants, 11/10/26  (2) 24,850 2
Regency Centers, REIT  189 11
Regeneron Pharmaceuticals  (2) 120 94
Regions Financial  1,012 15
Reinsurance Group of America  164 25
Reliance Steel & Aluminum  20 5
RenaissanceRe Holdings  198 43
Repligen  (2) 39 5
REVOLUTION Medicines  (2) 205 4
Rexford Industrial Realty, REIT  153 7
RH  (2) 535 117
Rivian Automotive, Class A  (2) 1,354 22
Roivant Sciences  (2) 422 4
Roper Technologies  222 108
Ross Stores  276 32
Royalty Pharma, Class A  179 5
RPM International  72 7
Salesforce  (2) 124 25
Sarepta Therapeutics  (2) 68 5
Schlumberger  7,835 436
Seaport Global Acquisition II, Warrants, 11/17/26  (2) 24,625 1
Seer  (2) 386 1
ServiceNow  (2) 471 274
Sherwin-Williams  29 7
Shoals Technologies Group, Class A  (2) 512 8
Shockwave Medical  (2) 80 17
Simon Property Group, REIT  140 15
Skyward Specialty Insurance Group  (2) 173 5
SLM  1,105 14
Socure, Acquisition Date: 12/22/21, Cost $1  (2)(4)(7) 89 —
Southern  196 13
Southwest Airlines  510 11
Southwestern Energy  (2) 2,787 20
Stanley Black & Decker  582 50
Starbucks  246 23
State Street  149 10
Steel Dynamics  132 14
StepStone Group, Class A  508 14
Structure Therapeutics, ADR  (2) 1,416 105
Stryker  223 60
Sun Communities, REIT  28 3

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Surgery Partners  (2) 219 5
Synopsys  (2) 708 332
T-Mobile U.S.  (2) 624 90
TechnipFMC  3,098 67
Teleflex  33 6
Terreno Realty, REIT  107 6
Tesla  (2) 2,079 418
Textron  86 7
Thermo Fisher Scientific  196 87
TKO Group Holdings  16 1
Trade Desk, Class A  (2) 257 18
Tradeweb Markets, Class A  3,147 283
TransDigm Group  (2) 39 32
Travelers  215 36
Trinity Capital  610 8
Truist Financial  372 11
Tyler Technologies  (2) 23 9
U.S. Bancorp  2,101 67
Uber Technologies  (2) 774 33
Ultragenyx Pharmaceutical  (2) 159 6
United Parcel Service, Class B  64 9
UnitedHealth Group  2,244 1,202
Valero Energy  176 22
Vaxcyte  (2) 90 4
Veeva Systems, Class A  (2) 207 40
Ventas, REIT  262 11
VeriSign  (2) 52 10
Verizon Communications  1,615 57
Verra Mobility  (2) 742 15
Vertex Pharmaceuticals  (2) 192 70
Virtus Investment Partners  115 21
Visa, Class A  300 71
Voya Financial  143 10
Vulcan Materials  44 9
Walt Disney  (2) 351 29
Warby Parker, Class A  (2) 207 3
Warner Music Group, Class A  91 3
Warrior Met Coal  167 8
Webster Financial  1,013 38
Wells Fargo  2,383 95
Welltower, REIT  237 20
West Pharmaceutical Services  58 18
Western Alliance Bancorp  553 23
Williams  809 28
Willis Towers Watson  31 7
Wingstop  119 22

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Workday, Class A  (2) 224 47
Zebra Technologies, Class A  (2) 31 6
Zentalis Pharmaceuticals  (2) 160 3
Zimmer Biomet Holdings  36 4
Zoetis  2,475 389
Zscaler  (2) 192 30
33,914
Convertible Bonds 0.8%
Air Transport Services Group, 1.125%, 10/15/24  200,000 190
Citigroup Global Markets Holdings, Series 1299, Zero Coupon,
2/26/26 (HKD)  2,000,000 234
NCL, 6.00%, 5/15/24  546,000 629
Rivian Automotive, 4.625%, 3/15/29  (1) 120,000 128
U.S. Steel, 5.00%, 11/1/26  477,000 1,233
2,414
Convertible Preferred Stocks 0.1%
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $91  (2)(4)(7) 1,345 43
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $14  (2)(4)(7) 8 9
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2  (2)(4)(7) 1 1
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $9  (2)(4)(7) 423 1
Coalition, Series E, Acquisition Date: 9/7/21, Cost $23  (2)(4)(7) 1,376 23
Databricks, Series H, Acquisition Date: 8/31/21, Cost $60  (2)(4)
(7) 816 60
Databricks, Series I, Acquisition Date: 9/14/23, Cost $24  (2)(4)
(7) 329 24
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $6  (2)(4)(7) 330 7
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $11  (2)(4)(7) 1,889 10
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $42  (2)(4)
(7) 222 15
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $26  (2)(4)(7) 3,412 40
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $8  (2)(4)
(7) 666 8
Jetti Holdings, Series D, Acquisition Date: 9/20/22, Cost $8  (2)
(4)(7) 63 8
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $10  (2)(4)(7) 384 16
Laronde, Series B, Acquisition Date: 7/28/21, Cost $4  (2)(4)(7) 162 1
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $15  (2)
(4)(7) 1,156 15
Nuro, Series D, Acquisition Date: 10/29/21, Cost $26  (2)(4)(7) 1,232 8
Patreon, Series D, Acquisition Date: 10/21/21, Cost $13  (2)(4)(7) 238 3

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Rappi, Series E, Acquisition Date: 9/8/20, Cost $109  (2)(4)(7) 1,822 66
Rappi, Series F, Acquisition Date: 7/8/21, Cost $34  (2)(4)(7) 534 19
Redwood Materials, Series C, Acquisition Date: 6/2/23,
Cost $3  (2)(4)(7) 69 3
Socure, Series A, Acquisition Date: 12/22/21, Cost $2  (2)(4)(7) 109 1
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $1  (2)(4)(7) 89 —
Socure, Series B, Acquisition Date: 12/22/21, Cost $—  (2)(4)(7) 2 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $3  (2)(4)(7) 207 1
Treeline, Series A, Acquisition Date: 9/26/22, Cost $1  (2)(4)(7) 88 1
383
Corporate Bonds 13.5%
AbbVie, 3.80%, 3/15/25  52,000 51
Ally Financial, 5.125%, 9/30/24  41,000 40
Ally Financial, Series C, VR, 4.70%  (5)(8) 415,000 243
American Airlines, 11.75%, 7/15/25  (1) 65,000 69
American Electric Power, 5.699%, 8/15/25  52,000 52
Ardagh Packaging Finance, 5.25%, 4/30/25  (1) 2,400,000 2,304
Arsenal AIC Parent, 8.00%, 10/1/30  (1) 165,000 163
At Home Group, 4.875%, 7/15/28  (1) 240,000 79
B&G Foods, 5.25%, 4/1/25  105,000 101
Bank of America, VR, 0.976%, 4/22/25  (5) 49,000 48
Bank of America, VR, 1.843%, 2/4/25  (5) 50,000 49
Bank of America, VR, 3.841%, 4/25/25  (5) 50,000 49
Bausch & Lomb Escrow, 8.375%, 10/1/28  (1) 155,000 153
Boeing, 4.875%, 5/1/25  52,000 51
Brandywine Operating Partnership, 4.10%, 10/1/24  (3) 400,000 385
Broadcom Corp., 3.625%, 1/15/24  500,000 497
Caesars Entertainment, 6.25%, 7/1/25  (1) 400,000 394
Capital One Financial, 4.25%, 4/30/25  (3) 53,000 51
Capital One Financial, VR, 2.636%, 3/3/26  (5) 55,000 51
Capital One Financial, VR, 6.312%, 6/8/29  (5) 95,000 90
Capital One Financial, VR, 6.377%, 6/8/34  (5) 95,000 87
Capstone Borrower, 8.00%, 6/15/30  (1) 330,000 320
Carnival, 4.00%, 8/1/28  (1) 355,000 309
Carpenter Technology, 7.625%, 3/15/30  255,000 252
Carrier Global, 2.242%, 2/15/25  50,000 48
CEC Entertainment, 6.75%, 5/1/26  (1) 110,000 103
Cedar Fair, 5.50%, 5/1/25  (1) 1,078,000 1,054
Celanese U.S. Holdings, 6.05%, 3/15/25  51,000 51
Charter Communications Operating, 4.908%, 7/23/25  53,000 52
Charter Communications Operating, FRN, 3M TSFR + 1.912%,
7.289%, 2/1/24  2,000,000 2,003
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  51,000 51
Cinemark USA, 5.875%, 3/15/26  (1)(3) 500,000 476
Cinemark USA, 8.75%, 5/1/25  (1) 9,000 9

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Citigroup, 4.40%, 6/10/25  84,000 81
Clear Channel Outdoor Holdings, 9.00%, 9/15/28  (1) 45,000 44
Comstock Resources, 5.875%, 1/15/30  (1) 235,000 200
Constellation Energy Generation, 3.25%, 6/1/25  54,000 52
CSC Holdings, 5.25%, 6/1/24  (3) 170,000 159
CSC Holdings, 6.50%, 2/1/29  (1) 355,000 279
DCP Midstream Operating, 5.375%, 7/15/25  53,000 52
Delta Air Lines, 2.90%, 10/28/24  105,000 101
Diamond Sports Group, 5.375%, 8/15/26  (1)(2)(6) 345,000 3
DISH Network, 11.75%, 11/15/27  (1) 580,000 571
Energy Transfer, 2.90%, 5/15/25  54,000 51
Fifth Third Bancorp, 2.375%, 1/28/25  53,000 50
Ford Motor Credit, 2.30%, 2/10/25  200,000 189
General Motors Financial, 6.05%, 10/10/25  (3) 49,000 49
Global Net Lease, 3.75%, 12/15/27  (1) 610,000 462
Goldman Sachs Group, 3.50%, 4/1/25  49,000 47
Goldman Sachs Group, VR, 1.757%, 1/24/25  (5) 101,000 100
GPD, 10.125%, 4/1/26  (1)(3) 450,000 406
GrafTech Global Enterprises, 9.875%, 12/15/28  (1)(3) 360,000 321
Graphic Packaging International, 4.125%, 8/15/24  500,000 487
GTCR W-2 Merger, 7.50%, 1/15/31  (1) 200,000 197
HCA, 5.00%, 3/15/24  3,000,000 2,989
HCA, 5.375%, 2/1/25  52,000 51
Hillenbrand, 5.75%, 6/15/25  13,000 13
Howmet Aerospace, 5.125%, 10/1/24  669,000 661
Hyundai Capital America, 5.50%, 3/30/26  (1) 70,000 69
iHeartCommunications, 4.75%, 1/15/28  (1)(3) 415,000 292
Jane Street Group, 4.50%, 11/15/29  (1)(3) 520,000 441
JPMorgan Chase, VR, 0.563%, 2/16/25  (5) 51,000 50
JPMorgan Chase, VR, 0.824%, 6/1/25  (5) 49,000 47
Kilroy Realty, 3.45%, 12/15/24  54,000 52
LCPR Senior Secured Financing, 5.125%, 7/15/29  (1) 430,000 335
LifePoint Health, 9.875%, 8/15/30  (1) 370,000 332
Live Nation Entertainment, 4.875%, 11/1/24  (1)(3) 1,400,000 1,368
Morgan Stanley, VR, 1.164%, 10/21/25  (5) 49,000 46
Morgan Stanley, VR, 3.62%, 4/17/25  (5) 50,000 49
Morgan Stanley, Series I, VR, 0.864%, 10/21/25  (5) 100,000 94
Navient, 11.50%, 3/15/31  460,000 459
Neptune Bidco U.S., 9.29%, 4/15/29  (1) 565,000 497
NextEra Energy Capital Holdings, 6.051%, 3/1/25  48,000 48
NGL Energy Partners, 6.125%, 3/1/25  38,000 37
Occidental Petroleum, 5.875%, 9/1/25  51,000 51
Ovintiv, 5.65%, 5/15/25  51,000 51
Ovintiv, 6.25%, 7/15/33  250,000 237
Ovintiv, 7.10%, 7/15/53  80,000 76
Perrigo Finance Unlimited, 3.90%, 12/15/24  600,000 579

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
PNC Financial Services Group, VR, 5.812%, 6/12/26  (5) 52,000 51
Prime Security Services Borrower, 5.25%, 4/15/24  (1) 1,000,000 991
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%,
10/15/26  (1) 175,000 175
Royal Caribbean Cruises, 11.625%, 8/15/27  (1) 1,000,000 1,083
SeaWorld Parks & Entertainment, 8.75%, 5/1/25  (1) 400,000 404
Sensata Technologies, 5.625%, 11/1/24  (1) 36,000 36
Service Properties Trust, 4.35%, 10/1/24  200,000 192
Service Properties Trust, 4.65%, 3/15/24  1,100,000 1,085
Service Properties Trust, 7.50%, 9/15/25  704,000 684
Shutterfly Finance, 8.50%, 10/1/27, (4.25% Cash and 4.25%
PIK)  (1)(11) 297,000 193
Shutterfly Finance, 9.75%, 10/1/27  (1) 36,006 36
Sirius XM Radio, 3.875%, 9/1/31  (1) 785,000 587
Sirius XM Radio, 5.00%, 8/1/27  (1) 53,000 48
Southern, VR, 1.875%, 9/15/81 (EUR)  (5) 230,000 194
Sprint, 7.625%, 3/1/26  49,000 50
Stagwell Global, 5.625%, 8/15/29  (1)(3) 633,000 521
Star Parent, 9.00%, 10/1/30  (1)(3) 155,000 153
Sunoco, 4.50%, 4/30/30  68,000 58
Surgery Center Holdings, 10.00%, 4/15/27  (1)(3) 300,000 299
Talen Energy Supply, 8.625%, 6/1/30  (1) 330,000 333
Teekay Offshore Partners, EC, 8.50%, 7/15/23  (1)(2)(4) 170,000 —
Tenet Healthcare, 4.875%, 1/1/26  1,800,000 1,724
Tenneco, 8.00%, 11/17/28  (1) 730,000 584
Townsquare Media, 6.875%, 2/1/26  (1)(3) 530,000 490
TransDigm, 6.25%, 3/15/26  (1) 1,700,000 1,658
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  43,157 40
United Airlines, 4.375%, 4/15/26  (1) 375,000 349
United Wholesale Mortgage, 5.50%, 11/15/25  (1) 300,000 285
Venture Global LNG, 8.375%, 6/1/31  (1) 815,000 772
Venture Global LNG, 9.50%, 2/1/29  (1) 530,000 535
Venture Global LNG, 9.875%, 2/1/32  (1) 125,000 126
Verscend Escrow, 9.75%, 8/15/26  (1) 1,200,000 1,191
Viasat, 7.50%, 5/30/31  (1) 140,000 91
VICI Properties, 5.625%, 5/1/24  (1) 2,800,000 2,776
Vistra, VR, 7.00%  (1)(5)(8) 197,000 180
Vistra, VR, 8.00%  (1)(5)(8) 205,000 195
Walgreens Boots Alliance, 3.80%, 11/18/24  53,000 52
Warnermedia Holdings, 3.638%, 3/15/25  53,000 51
Western Midstream Operating, 3.10%, 2/1/25  54,000 52
Williams, 4.00%, 9/15/25  50,000 48
40,932

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
Municipal Securities 0.7%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  250,000 186
Illinois, Build America, GO, 7.10%, 7/1/35  165,000 167
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  30,000 3
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
6.00%, 1/1/25  (1) 225,000 212
Puerto Rico Commonwealth, GO, VR, 11/1/43  (12) 1,129,044 562
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  7,433 7
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  58,668 34
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  45,589 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  40,979 34
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  35,170 29
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  47,818 37
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  49,730 36
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  50,774 51
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  50,314 51
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  49,497 51
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  48,077 49
Puerto Rico Electric Power Auth., Build America, 5.95%,
7/1/30  (2)(13) 45,000 11
Puerto Rico Electric Power Auth., Build America, 6.05%,
7/1/32  (2)(13) 370,000 93
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  280,000 226
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  115,000 102
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  500,000 38
2,019
Non-U.S. Government Mortgage-Backed Securities 1.6%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M TSFR + 3.864%, 9.199%, 9/15/38  (1) 100,000 80
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, ARM, 1M
TSFR + 2.964%, 8.298%, 11/15/34  (1) 130,000 29
BFLD, Series 2019-DPLO, Class F, ARM, 1M TSFR + 2.654%,
7.988%, 10/15/34  (1) 85,000 83

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M TSFR + 2.196%, 7.53%, 4/15/34  (1) 160,000 157
BX Trust, Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%,
9.378%, 6/15/36  (1) 160,000 142
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52  (1) 125,000 103
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52  (1) 80,000 57
Commercial Mortgage Trust, Series 2014-CR19, Class AM,
4.08%, 8/10/47  155,000 149
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.129%, 8/10/47  (1) 175,000 140
Commercial Mortgage Trust, Series 2017-PANW, Class D, ARM,
3.935%, 10/10/29  (1) 325,000 287
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 8.071%, 5/25/42  (1) 54,034 55
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M TSFR + 7.364%, 12.699%, 12/15/35  (1) 100,000 100
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32  (1) 460,000 386
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M TSFR +
3.245%, 8.579%, 12/15/36  (1) 180,000 177
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1,
CMO, ARM, 8.24%, 2/25/68  (1) 500,000 495
JPMorgan Mortgage Trust, Series 2022-LTV1, Class A2, CMO,
ARM, 3.52%, 7/25/52  (1) 87,056 68
New Residential Mortgage Loan Trust, Series 2023-NQM1, Class
A2, CMO, STEP, 7.319%, 10/25/63  (1) 350,430 352
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, CMO,
ARM, 3.285%, 5/28/50  (1) 115,000 84
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 6.621%, 2/25/42  (1) 89,916 90
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 9.071%, 2/25/42  (1) 665,000 674
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57  (1) 158,846 136
Verus Securitization Trust, Series 2021-2, Class M1, CMO, ARM,
2.187%, 2/25/66  (1) 175,000 111
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67  (1) 186,322 157
Verus Securitization Trust, Series 2022-4, Class A2, CMO, ARM,
4.74%, 4/25/67  (1) 284,065 258
Verus Securitization Trust, Series 2023-INV1, Class M1, CMO,
ARM, 7.602%, 2/25/68  (1) 446,000 437
4,807
Total United States (Cost
$116,135
)
116,983

T. ROWE PRICE Multi-Strategy Total Return Fund

Shares/Par $ Value
(Cost and value in $000s)
UZBEKISTAN 0.1%
Government Bonds 0.1%
Republic of Uzbekistan, 3.70%, 11/25/30 (USD)  300,000 229
Total Uzbekistan (Cost
$264
)
229
VIETNAM 0.1%
Corporate Bonds 0.1%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)  380,000 345
Total Vietnam (Cost
$352
)
345
SHORT-TERM INVESTMENTS 33.1%
Money Market Funds 33.1%
T. Rowe Price Government Reserve Fund, 5.42%  (14)(15) 100,170,825 100,171
Total Short-Term Investments (Cost $100,171) 100,171
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.42%  (14)(15) 2,186,639 2,187
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,187
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 5.42%  (14)(15) 4,897,942 4,898
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 4,898
Total Securities Lending Collateral (Cost $7,085) 7,085

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.0%
Description Contracts
Notional
Amount $ Value
Norwegian Cruise Line Holdings, Put, 1/19/24 @
$10.00  (2) 59 80 2
U.S. Treasury 10-Year Notes Futures, Put, 11/24/23 @
$105.00  (2) 72 7,644 29
U.S. Treasury 10-Year Notes Futures, Put, 11/24/23 @
$105.50  (2) 86 9,131 50
Total Exchange-Traded Options Purchased (Cost $95) 81
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Comerica, Put,
1/19/24 @ $20.00  (2) 150 591 3
Barclays Bank
Credit Default
Swap Protection
Sold (Relevant
Credit: Markit
CDX.NA.HY-S41,
5 Year Index,
12/20/28), Receive
5.00% Quarterly,
Pay upon credit
default, 12/20/23 @
1.02%*  (2) 1 2,530 3
Barclays Bank
S&P 500 Index,
Put, 11/17/23 @
$3,850.00  (2) 6 2,516 3
Citibank
10 Year Interest
Rate Swap, 1/8/34
Pay Fixed 4.75%
Annually, Receive
Variable 5.35%
(SOFR) Annually,
1/4/24 @ 4.75%*  (2) 1 3,852 38

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default
Swap Protection
Sold (Relevant
Credit: Markit
CDX.NA.HY-S41,
5 Year Index,
12/20/28), Receive
5.00% Quarterly,
Pay upon credit
default, 11/15/23 @
1.01%*  (2) 1 1,270 1
Citibank
USD / CNH,
Call, 1/15/24 @
CNH7.37  (2) 1 1,360 7
Citibank
USD / EUR,
Call, 1/24/24 @
EUR1.04  (2) 1 1,290 9
Citibank
USD / EUR,
Call, 9/12/24 @
EUR1.05  (2) 1 1,592 28
Citibank
USD / GBP,
Call, 1/31/24 @
GBP1.20  (2) 1 1,285 13
Goldman Sachs
10 Year Interest
Rate Swap,
12/6/33 Pay Fixed
4.75% Annually,
Receive Variable
5.35% (SOFR)
Annually, 12/4/23 @
4.75%*  (2) 1 3,853 23
Goldman Sachs
10 Year Interest
Rate Swap,
4/12/34 Pay Fixed
4.75% Annually,
Receive Variable
5.35% (SOFR)
Annually, 4/10/24 @
4.75%*  (2) 1 2,435 43

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default
Swap Protection
Sold (Relevant
Credit: Markit
CDX.NA.HY-S41,
5 Year Index,
12/20/28), Receive
5.00% Quarterly,
Pay upon credit
default, 1/17/24 @
1.02%*  (2) 1 2,490 3
Goldman Sachs
USD / TWD,
Call, 5/22/24 @
TWD32.50  (2) 1 800 10
Goldman Sachs
Zions Bancorp, Put,
1/19/24 @ $15.00  (2) 189 583 5
UBS Investment Bank
M&T Bank, Put,
12/15/23 @
$70.00  (2) 108 1,218 4
UBS Investment Bank
S&P 500 Index,
Put, 12/1/23 @
$4,000.00  (2) 6 2,516 15
UBS Investment Bank
S&P 500 Index,
Put, 12/1/23 @
$4,125.00  (2) 1 419 5
UBS Investment Bank
USD / GBP,
Call, 1/31/24 @
GBP1.20  (2) 1 1,700 17
UBS Investment Bank
USD / JPY, Put,
11/29/23 @
JPY145.00  (2) 1 2,555 4
UBS Investment Bank
USD / MXN,
Call, 1/4/24 @
MXN18.50  (2) 1 1,277 22
Wells Fargo
S&P 500 Index,
Put, 11/17/23 @
$4,000.00  (2) 13 5,452 17

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
SPDR S&P Regional
Banking ETF,
Put, 11/17/23 @
$35.00  (2) 787 3,122 13
Total OTC Options Purchased (Cost $464) 286
Total Options Purchased (Cost $559) 367
Total Investments in Securities
97.8% of Net Assets
(Cost $299,859) $ 296,245
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$48,573 and represents 16.0% of net assets.
(2) Non-income producing
(3) See Note 4. All or a portion of this security is on loan at October 31, 2023.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$624 and represents 0.2% of net assets.
(8) Perpetual security with no stated maturity date.
(9) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(10) All or a portion of this loan is unsettled as of October 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR One month DKK CIBOR (Copenhagen interbank offered rate)
1M HKD HIBOR One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR One month JPY LIBOR (London interbank offered rate)
1M NOK NIBOR One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR One month SEK STIBOR (Stockholm interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M KWCDC Three month KRW certificate of deposit
3M NDBB Three month NZD bank bill
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
1M ADBB One month AUD bank bill
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
BRL CDI One day Brazilian interbank deposit rate
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CORRA Canadian Overnight Repo Rate Average
CPI Consumer Price Index

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
CVA Dutch Certificate (Certificaten Van Aandelen)
CZK Czech Koruna
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ESTR Euro short-term rate
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HFA Health Facility Authority
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RON New Romanian Leu
RSD Serbian Dinar
SARON Swiss Average Rate Overnight
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE Multi-Strategy Total Return Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.5)%
OTC Options Written (0.5)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/15/23 @ $72.00 2,512 18,230 (251)
Morgan Stanley
S&P 500 Index, Call,
12/15/23 @ $4,200.00 109 45,712 (1,102)
Citibank
USD / EUR, Call, 9/12/24 @
EUR1.00 1 1,592 (12)
Citibank
USD / GBP, Call, 1/31/24 @
GBP1.12 1 2,565 (3)
UBS Investment Bank
USD / MXN, Call, 11/3/23 @
MXN19.50 1 1,609 —
UBS Investment Bank
USD / MXN, Call, 1/4/24 @
MXN19.25 1 1,277 (10)
Total Options Written (Premiums $(1,243)) $ (1,378)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
SWAPS 0.4%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought (0.3)%
United States (0.3)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 * 1,675 (181) (146) (35)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 722 (57) (44) (13)
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S41, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 * 127 (5) (5) —
Citibank, Protection Bought (Relevant
Credit: Avis Budget Car Rental), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 640 (36) 15 (51)
Citibank, Protection Bought (Relevant
Credit: Avis Budget Group), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 * 580 (32) (22) (10)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 4,150 (448) (73) (375)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 454 (36) (24) (12)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S41, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 * 571 (23) (28) 5
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 * 250 (30) (27) (3)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 300 (32) (23) (9)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Protection Bought
(Relevant Credit: Murphy Oil), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 * 21 — 2 (2)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 1,387 (108) (95) (13)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S41, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/28 * 285 (12) (13) 1
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 465 126 85 41
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 190 52 56 (4)
Total United States (342) (480)
Total Bilateral Credit Default Swaps, Protection
Bought (342) (480)
Credit Default Swaps, Protection Sold (0.3)%
Luxembourg 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 345 32 38 (6)
Total Luxembourg 38 (6)
Mexico (0.1)%
Morgan Stanley, Protection Sold (Relevant
Credit: Petroleos Mexicanos, B1*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/28 (USD) * 658 (134) (143) 9
Total Mexico (143) 9
United States (0.2)%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 55 1 — 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Barclays Bank, Protection Sold (Relevant
Credit: CCO Holdings, B1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 80 1 1 —
Barclays Bank, Protection Sold (Relevant
Credit: Murphy Oil, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 * 190 — (1) 1
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 46 1 — 1
JPMorgan Chase, Protection Sold
(Relevant Credit: Carnival, B3*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/29 * 1,245 (301) (402) 101
Morgan Stanley, Protection Sold (Relevant
Credit: Carnival, B3*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/29 * 1,245 (300) (408) 108
Total United States (810) 212
Total Bilateral Credit Default Swaps, Protection Sold (915) 215
Total Return Swaps 0.6%
Australia (0.0)%
Citibank, Pay Underlying Reference:
Fortescue Metals Group Monthly, Receive
Variable 3.653% (1M ADBB + (0.40)%)
Monthly, 1/17/24 409 (20) — (20)
Citibank, Pay Underlying Reference:
Suncorp Group Monthly, Receive Variable
3.670% (1M ADBB + (0.40)%) Monthly,
1/17/24 2,791 (20) — (20)
Citibank, Receive Underlying Reference:
Challenger Monthly, Pay Variable 4.453%
(1M ADBB + 0.40%) Monthly, 1/17/24 816 (40) — (40)
Citibank, Receive Underlying Reference:
IDP Education Monthly, Pay Variable
4.453% (1M ADBB + 0.40%) Monthly,
1/17/24 944 7 — 7
Citibank, Receive Underlying Reference:
Insurance Australia Group Monthly, Pay
Variable 4.550% (1M ADBB + 0.40%)
Monthly, 1/17/24 778 (3) — (3)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Orica Monthly, Pay Variable 4.453% (1M
ADBB + 0.40%) Monthly, 1/17/24 1,431 (45) — (45)
Morgan Stanley, Pay Underlying
Reference: WiseTech Global Monthly,
Receive Variable 3.665% (1M ADBB +
(0.40)%) Monthly, 1/17/24 636 26 — 26
Morgan Stanley, Receive Underlying
Reference: Harvey Norman Holdings
Monthly, Pay Variable 4.615% (1M ADBB +
0.55%) Monthly, 1/17/24 424 1 — 1
Total Australia — (94)
Austria (0.0)%
Citibank, Pay Underlying Reference: Erste
Group Bank Monthly, Receive Variable
3.393% (EUR ESTR + (0.30)%) Monthly,
1/17/24 444 (20) — (20)
Morgan Stanley, Receive Underlying
Reference: OMV Monthly, Pay Variable
3.935% (EUR ESTR + 0.35%) Monthly,
1/17/24 519 (37) — (37)
Morgan Stanley, Receive Underlying
Reference: voestalpine Monthly, Pay
Variable 3.935% (EUR ESTR + 0.35%)
Monthly, 1/17/24 203 (14) — (14)
Total Austria — (71)
Bermuda 0.0%
Citibank, Pay Underlying Reference:
Norwegian Cruise Line Holdings Monthly,
Receive Variable 4.949% (SOFR + (0.18)%)
Monthly, 1/18/24 661 124 — 124
Goldman Sachs, Receive Underlying
Reference: Norwegian Cruise Line
Holdings Monthly, Pay Variable 5.333%
(SOFR + 0.30%) Monthly, 1/18/26 623 (58) — (58)
Morgan Stanley, Receive Underlying
Reference: RenaissanceRe Holdings
Monthly, Pay Variable 5.433% (1M USD
LIBOR + 0.40%) Monthly, 1/18/24 567 3 — 3
Total Bermuda — 69

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Brazil (0.0)%
Morgan Stanley, Receive Underlying
Reference: Magazine Luiza Monthly, Pay
Variable 5.483% (SOFR + 0.45%) Monthly,
1/18/24 204 (53) — (53)
Total Brazil — (53)
Canada 0.0%
Bank of America, Pay Underlying
Reference: CGI Monthly, Receive Variable
4.670% (CORRA + (0.10)%) Monthly,
1/17/26 723 5 — 5
Bank of America, Pay Underlying
Reference: Thomson Reuters Monthly,
Receive Variable 4.670% (CORRA +
(0.10)%) Monthly, 1/17/26 346 11 — 11
Bank of America, Receive Underlying
Reference: Canadian National Railway
Monthly, Pay Variable 5.333% (SOFR +
0.30%) Monthly, 1/18/26 300 (11) — (11)
Bank of America, Receive Underlying
Reference: Definity Financial Monthly,
Pay Variable 5.284% (CORRA + 0.50%)
Monthly, 1/17/26 175 (4) — (4)
Bank of America, Receive Underlying
Reference: Element Fleet Management
Monthly, Pay Variable 5.284% (CORRA +
0.50%) Monthly, 1/17/26 278 (7) — (7)
Goldman Sachs, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.484% (CORRA +
(0.30)%) Monthly, 1/17/26 250 9 — 9
Goldman Sachs, Pay Underlying
Reference: Barrick Gold Monthly, Receive
Variable 4.484% (CORRA + (0.30)%)
Monthly, 1/17/26 491 (9) — (9)
Goldman Sachs, Pay Underlying
Reference: Brookfield Asset Management,
Class A Monthly, Receive Variable 4.484%
(CORRA + (0.30)%) Monthly, 1/17/26 368 30 — 30
Goldman Sachs, Pay Underlying
Reference: Toronto-Dominion Bank
Monthly, Receive Variable 4.484%
(CORRA + (0.30)%) Monthly, 1/17/26 1,600 56 — 56

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Definity Financial Monthly,
Pay Variable 5.084% (CORRA + 0.30%)
Monthly, 1/17/26 166 (4) — (4)
Goldman Sachs, Receive Underlying
Reference: Suncor Energy Monthly,
Pay Variable 5.084% (CORRA + 0.30%)
Monthly, 1/17/26 944 (27) — (27)
Morgan Stanley, Pay Underlying
Reference: Agnico Eagle Mines Monthly,
Receive Variable 4.384% (CORRA +
(0.40)%) Monthly, 1/17/24 585 5 — 5
Morgan Stanley, Pay Underlying
Reference: Bank of Montreal Monthly,
Receive Variable 4.384% (CORRA +
(0.40)%) Monthly, 1/17/24 111 4 — 4
Morgan Stanley, Pay Underlying
Reference: Enbridge Monthly, Receive
Variable 4.384% (CORRA + (0.40)%)
Monthly, 1/17/24 898 11 — 11
Morgan Stanley, Pay Underlying
Reference: Restaurant Brands
International Monthly, Receive Variable
4.384% (CORRA + (0.40)%) Monthly,
1/17/24 424 (24) — (24)
Morgan Stanley, Pay Underlying
Reference: Sun Life Financial Monthly,
Receive Variable 4.384% (CORRA +
(0.40)%) Monthly, 1/17/24 3,338 136 — 136
Morgan Stanley, Receive Underlying
Reference: Canadian Apartment
Properties REIT Monthly, Pay Variable
5.334% (CORRA + 0.55%) Monthly,
1/17/24 709 (53) — (53)
Morgan Stanley, Receive Underlying
Reference: Canadian Pacific Kansas City
Monthly, Pay Variable 5.334% (CORRA +
0.55%) Monthly, 1/17/24 432 (3) — (3)
Morgan Stanley, Receive Underlying
Reference: ERO Copper Monthly, Pay
Variable 5.334% (1M CAD CDOR + 0.55%)
Monthly, 1/17/24 464 (23) — (23)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Ivanhoe Mines, Class A
Monthly, Pay Variable 5.334% (CORRA +
0.55%) Monthly, 1/17/24 672 (43) — (43)
Morgan Stanley, Receive Underlying
Reference: National Bank of Canada
Monthly, Pay Variable 5.334% (CORRA +
0.55%) Monthly, 1/17/24 2,045 (29) — (29)
Total Canada — 30
Cayman Islands (0.0)%
Goldman Sachs, Receive Underlying
Reference: KE Holdings Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 257 (20) — (20)
Morgan Stanley, Receive Underlying
Reference: Chindata Group Holdings
Monthly, Pay Variable 1.850% (SOFR +
0.40%) Monthly, 1/18/24 139 1 — 1
Morgan Stanley, Receive Underlying
Reference: Chindata Group Holdings
Monthly, Pay Variable 5.700% (SOFR +
0.40%) Monthly, 1/18/24 208 — — —
Morgan Stanley, Receive Underlying
Reference: NU Holdings, Class A Monthly,
Pay Variable 5.433% (SOFR + 0.40%)
Monthly, 1/18/24 117 4 — 4
Morgan Stanley, Receive Underlying
Reference: Structure Therapeutics
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 75 9 — 9
Total Cayman Islands — (6)
China 0.0%
UBS Investment Bank, Pay Underlying
Reference: PICC Proerty & Casualty, Class
H Monthly, Receive Variable 4.560% (1M
HKD HIBOR + (0.40)%) Monthly, 1/17/26
(HKD) 1,537 (4) 1 (5)
UBS Investment Bank, Receive Underlying
Reference: Hangzhou Huawang New
Material Technology, Class A Monthly,
Pay Variable 5.211% (1M CNH HIBOR +
0.75%) Monthly, 1/17/26 1,166 (15) — (15)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: Weichai Power, Class A
Monthly, Pay Variable 5.211% (1M CNH
HIBOR + 0.75%) Monthly, 1/17/26 1,934 25 — 25
Total China 1 5
Curacao (0.0)%
Goldman Sachs, Receive Underlying
Reference: Schlumberger Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 167 (11) — (11)
JPMorgan Chase, Receive Underlying
Reference: Schlumberger Monthly, Pay
Variable 5.383% (SOFR + 0.35%) Monthly,
1/18/24 425 (28) — (28)
Total Curacao — (39)
Cyprus (0.0)%
UBS Investment Bank, Receive Underlying
Reference: TCS Group Holding Monthly,
Pay Variable 5.475% (SOFR + 0.35%)
Monthly, 1/18/26 15 (15) — (15)
Total Cyprus — (15)
Denmark 0.0%
Bank of America, Pay Underlying
Reference: ROCKWOOL, Class B Monthly,
Receive Variable 3.550% (1M DKK CIBOR
+ (0.35)%) Monthly, 1/17/26 2,117 (10) — (10)
Citibank, Pay Underlying Reference:
Pandora Monthly, Receive Variable 3.550%
(1M DKK CIBOR + (0.35)%) Monthly,
1/17/24 2,201 7 — 7
Goldman Sachs, Receive Underlying
Reference: Novo Nordisk, Class B
Monthly, Pay Variable 4.250% (1M DKK
CIBOR + 0.35%) Monthly, 1/17/26 2,016 (12) — (12)
Goldman Sachs, Receive Underlying
Reference: Tryg Monthly, Pay Variable
4.250% (1M DKK CIBOR + 0.35%)
Monthly, 1/17/26 3,679 2 — 2
Morgan Stanley, Pay Underlying
Reference: Carlsberg, Class B Monthly,
Receive Variable 3.550% (1M DKK CIBOR
+ (0.35)%) Monthly, 1/17/24 3,513 27 — 27
Total Denmark — 14

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Finland (0.0)%
Goldman Sachs, Receive Underlying
Reference: Kojamo Monthly, Pay Variable
3.985% (EUR ESTR + 0.40%) Monthly,
1/17/26 260 (2) — (2)
Total Finland — (2)
France (0.1)%
Bank of America, Pay Underlying
Reference: L'Oreal Monthly, Receive
Variable 3.235% (EUR ESTR + (0.35)%)
Monthly, 1/17/26 1,407 (34) — (34)
Bank of America, Receive Underlying
Reference: Legrand Monthly, Pay Variable
3.935% (EUR ESTR + 0.35%) Monthly,
1/17/26 240 (13) — (13)
Goldman Sachs, Receive Underlying
Reference: AXA Monthly, Pay Variable
3.985% (EUR ESTR + 0.40%) Monthly,
1/17/26 1,794 (8) — (8)
Goldman Sachs, Receive Underlying
Reference: Remy Cointreau Monthly, Pay
Variable 3.985% (EUR ESTR + 0.40%)
Monthly, 1/17/26 336 (26) — (26)
Morgan Stanley, Pay Underlying
Reference: Alstom Monthly, Receive
Variable 3.210% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 714 (19) — (19)
Morgan Stanley, Pay Underlying
Reference: BNP Paribas Monthly, Receive
Variable 3.235% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 1,014 67 — 67
Morgan Stanley, Pay Underlying
Reference: Hermes International Monthly,
Receive Variable 3.235% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 542 (18) — (18)
Morgan Stanley, Pay Underlying
Reference: Orange Monthly, Receive
Variable 3.235% (EUR ESTR + (0.35)%)
Monthly, 1/17/24 666 (10) — (10)
Morgan Stanley, Pay Underlying
Reference: Teleperformance Monthly,
Receive Variable 3.235% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 724 70 — 70

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Unibail-Rodamco-Westfield
Monthly, Receive Variable 3.235% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 318 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Remy Cointreau Monthly, Pay
Variable 3.935% (EUR ESTR + 0.35%)
Monthly, 1/17/24 387 (30) — (30)
Morgan Stanley, Receive Underlying
Reference: Sartorius Stedim Biotech
Monthly, Pay Variable 3.935% (EUR ESTR
+ 0.35%) Monthly, 1/17/24 279 (20) — (20)
Total France — (46)
Germany 0.0%
Bank of America, Pay Underlying
Reference: Allianz Monthly, Receive
Variable 3.235% (EUR ESTR + (0.35)%)
Monthly, 1/17/26 1,078 19 — 19
Bank of America, Pay Underlying
Reference: Henkel Monthly, Receive
Variable 3.235% (EUR ESTR + (0.35)%)
Monthly, 1/17/26 773 (8) — (8)
Bank of America, Pay Underlying
Reference: Infineon Technologies Monthly,
Receive Variable 3.235% (EUR ESTR +
(0.35)%) Monthly, 1/17/26 474 71 — 71
Citibank, Pay Underlying Reference:
Delivery Hero Monthly, Receive Variable
3.393% (EUR ESTR + (0.30)%) Monthly,
1/17/24 256 29 — 29
Goldman Sachs, Receive Underlying
Reference: Deutsche Telekom Monthly,
Pay Variable 3.985% (EUR ESTR + 0.40%)
Monthly, 1/17/26 1,191 5 — 5
Goldman Sachs, Receive Underlying
Reference: KION Group Monthly, Pay
Variable 3.960% (EUR ESTR + 0.40%)
Monthly, 1/17/26 137 (27) — (27)
Goldman Sachs, Receive Underlying
Reference: KION Group Monthly, Pay
Variable 3.985% (EUR ESTR + 0.40%)
Monthly, 1/17/26 132 (25) — (25)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Merck Monthly, Pay Variable
3.985% (EUR ESTR + 0.40%) Monthly,
1/17/26 464 (24) — (24)
Goldman Sachs, Receive Underlying
Reference: Puma Monthly, Pay Variable
3.985% (EUR ESTR + 0.40%) Monthly,
1/17/26 758 36 — 36
JPMorgan Chase, Receive Underlying
Reference: Deutsche Boerse Monthly,
Pay Variable 3.935% (EUR ESTR + 0.35%)
Monthly, 1/17/24 164 (6) — (6)
JPMorgan Chase, Receive Underlying
Reference: Hannover Rueck Monthly, Pay
Variable 3.935% (EUR ESTR + 0.35%)
Monthly, 1/17/24 1,070 9 — 9
JPMorgan Chase, Receive Underlying
Reference: KION Group Monthly, Pay
Variable 3.935% (EUR ESTR + 0.35%)
Monthly, 1/17/24 268 (51) — (51)
Morgan Stanley, Pay Underlying
Reference: Fresenius Medical Care
Monthly, Receive Variable 3.235% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 619 33 — 33
Morgan Stanley, Receive Underlying
Reference: Evotec Monthly, Pay Variable
3.935% (EUR ESTR + 0.35%) Monthly,
1/17/24 155 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: SAP Monthly, Pay Variable
3.935% (EUR ESTR + 0.35%) Monthly,
1/17/24 737 24 — 24
Morgan Stanley, Receive Underlying
Reference: Zalando Monthly, Pay Variable
3.935% (EUR ESTR + 0.35%) Monthly,
1/17/24 525 (17) — (17)
Total Germany — 58
Hong Kong 0.0%
Morgan Stanley, Receive Underlying
Reference: Galaxy Entertainment Group
Monthly, Pay Variable 5.512% (1M HKD
HIBOR + 0.55%) Monthly, 1/17/24 1,095 — — —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: AIA Group Monthly, Pay
Variable 5.307% (1M HKD HIBOR +
0.35%) Monthly, 1/17/26 7,707 6 — 6
Total Hong Kong — 6
Ireland 0.1%
Citibank, Pay Underlying Reference: Aon,
Class A Monthly, Receive Variable 4.949%
(SOFR + (0.18)%) Monthly, 1/18/24 403 23 — 23
Citibank, Pay Underlying Reference:
Smurfit Kappa Group Monthly, Receive
Variable 4.693% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 (GBP) 439 3 — 3
Citibank, Receive Underlying Reference:
Medtronic Monthly, Pay Variable 5.549%
(SOFR + 0.42%) Monthly, 1/18/24 505 (32) — (32)
JPMorgan Chase, Pay Underlying
Reference: Seagate Techology Holdings
Monthly, Receive Variable 4.783% (SOFR
+ (0.25)%) Monthly, 1/18/24 294 3 — 3
Morgan Stanley, Pay Underlying
Reference: Trane Technologies Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 1,403 123 — 123
Morgan Stanley, Receive Underlying
Reference: Accenture, Class A Monthly,
Pay Variable 5.433% (SOFR + 0.40%)
Monthly, 1/18/24 664 (17) — (17)
Morgan Stanley, Receive Underlying
Reference: Linde Monthly, Pay Variable
5.433% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 1,144 6 — 6
Total Ireland — 109
Italy 0.0%
Goldman Sachs, Pay Underlying
Reference: Snam Monthly, Receive
Variable 3.315% (EUR ESTR + (0.27)%)
Monthly, 1/17/26 682 32 — 32
Goldman Sachs, Receive Underlying
Reference: Enel Monthly, Pay Variable
3.985% (EUR ESTR + 0.40%) Monthly,
1/17/26 293 13 — 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Intesa Sanpaolo Monthly, Pay
Variable 3.985% (EUR ESTR + 0.40%)
Monthly, 1/17/26 758 12 — 12
Morgan Stanley, Receive Underlying
Reference: UniCredit Monthly, Pay Variable
3.935% (EUR ESTR + 0.35%) Monthly,
1/17/24 884 23 — 23
Total Italy — 80
Japan 0.0%
Citigroup Global Markets, Pay Underlying
Reference: ZOZO Monthly, Receive
Variable (0.437)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 35,500 (5) — (5)
Citigroup Global Markets, Receive
Underlying Reference: Calbee Monthly,
Pay Variable 0.363% (JPY TONA + 0.38%)
Monthly, 1/17/24 85,436 30 — 30
Citigroup Global Markets, Receive
Underlying Reference: Kao Monthly, Pay
Variable 0.363% (JPY TONA + 0.38%)
Monthly, 1/17/24 44,064 (1) — (1)
Citigroup Global Markets, Receive
Underlying Reference: Nidec Monthly,
Pay Variable 0.363% (JPY TONA + 0.38%)
Monthly, 1/17/24 36,199 (48) — (48)
Morgan Stanley, Pay Underlying
Reference: Advantest Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 217,115 172 — 172
Morgan Stanley, Pay Underlying
Reference: Bridgestone Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 228,441 34 — 34
Morgan Stanley, Pay Underlying
Reference: Fujitsu Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 34,110 (33) — (33)
Morgan Stanley, Pay Underlying
Reference: Honda Motor Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 168,628 88 — 88

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Hoya Monthly, Receive Variable
(0.435)% (JPY TONA + (0.42)%) Monthly,
1/17/24 188,604 69 — 69
Morgan Stanley, Pay Underlying
Reference: Isuzu Motors Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 43,752 16 — 16
Morgan Stanley, Pay Underlying
Reference: ITOCHU Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 96,982 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Kirin Holdings Monthly,
Receive Variable (0.435)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 41,180 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Lasertec Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 191,772 68 — 68
Morgan Stanley, Pay Underlying
Reference: Mitsubishi Chemical Group
Monthly, Receive Variable (0.435)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 340,944 13 — 13
Morgan Stanley, Pay Underlying
Reference: Nissan Motor Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 114,114 60 — 60
Morgan Stanley, Pay Underlying
Reference: Pan Pacific International
Holdings Monthly, Receive Variable
(0.435)% (JPY TONA + (0.42)%) Monthly,
1/17/24 86,217 (5) — (5)
Morgan Stanley, Pay Underlying
Reference: Renesas Electronics Monthly,
Receive Variable (0.435)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 36,110 36 — 36
Morgan Stanley, Pay Underlying
Reference: SoftBank Group Monthly,
Receive Variable (0.215)% (JPY TONA +
(0.20)%) Monthly, 1/17/24 17,213 4 — 4
Morgan Stanley, Pay Underlying
Reference: Sumitomo Metal Mining
Monthly, Receive Variable (0.435)% (JPY
TONA + (0.42)%) Monthly, 1/17/24 55,315 4 — 4

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Toray Industries Monthly,
Receive Variable (0.435)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 46,179 — — —
Morgan Stanley, Pay Underlying
Reference: Tosoh Monthly, Receive
Variable (0.435)% (JPY TONA + (0.42)%)
Monthly, 1/17/24 51,521 (8) — (8)
Morgan Stanley, Pay Underlying
Reference: Welcia Holdings Monthly,
Receive Variable (0.435)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 31,671 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Yakult Honsha Monthly,
Receive Variable (0.435)% (JPY TONA +
(0.42)%) Monthly, 1/17/24 43,493 (2) — (2)
Morgan Stanley, Pay Underlying
Reference: Yamaha Monthly, Receive
Variable (0.742)% (JPY TONA + (0.75)%)
Monthly, 1/17/24 59,481 — — —
Morgan Stanley, Receive Underlying
Reference: Aiful Monthly, Pay Variable
0.515% (JPY TONA + 0.53%) Monthly,
1/17/24 40,786 1 — 1
Morgan Stanley, Receive Underlying
Reference: Benefit One Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 31,397 28 — 28
Morgan Stanley, Receive Underlying
Reference: Denso Monthly, Pay Variable
0.515% (JPY TONA + 0.53%) Monthly,
1/17/24 206,367 (89) — (89)
Morgan Stanley, Receive Underlying
Reference: Disco Monthly, Pay Variable
0.515% (JPY TONA + 0.53%) Monthly,
1/17/24 40,516 (26) — (26)
Morgan Stanley, Receive Underlying
Reference: Hamamatsu Photonics
Monthly, Pay Variable 0.515% (JPY TONA
+ 0.53%) Monthly, 1/17/24 196,099 (110) — (110)
Morgan Stanley, Receive Underlying
Reference: Horiba Monthly, Pay Variable
0.512% (JPY TONA + 0.53%) Monthly,
1/17/24 42,586 (12) — (12)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Horiba Monthly, Pay Variable
0.514% (JPY TONA + 0.53%) Monthly,
1/17/24 19,263 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Horiba Monthly, Pay Variable
0.514% (JPY TONA + 0.53%) Monthly,
1/17/24 18,258 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Horiba Monthly, Pay Variable
0.515% (JPY TONA + 0.53%) Monthly,
1/17/24 33,875 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: JINS Holdings Monthly, Pay
Variable 0.514% (JPY TONA + 0.53%)
Monthly, 1/17/24 40,706 23 — 23
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Chemical Group
Monthly, Pay Variable 0.515% (JPY TONA
+ 0.53%) Monthly, 1/17/24 61,392 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Mitsubishi Electric Monthly,
Pay Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 59,229 (19) — (19)
Morgan Stanley, Receive Underlying
Reference: Mitsui Fudosan Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 49,506 2 — 2
Morgan Stanley, Receive Underlying
Reference: Murata Manufacturing Monthly,
Pay Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 69,870 (31) — (31)
Morgan Stanley, Receive Underlying
Reference: Nitori Holdings Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 116,888 44 — 44
Morgan Stanley, Receive Underlying
Reference: Olympus Monthly, Pay Variable
0.515% (JPY TONA + 0.53%) Monthly,
1/17/24 78,154 17 — 17
Morgan Stanley, Receive Underlying
Reference: Omron Monthly, Pay Variable
0.515% (JPY TONA + 0.53%) Monthly,
1/17/24 35,274 (35) — (35)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Persol Holdings Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 51,525 5 — 5
Morgan Stanley, Receive Underlying
Reference: Recruit Holdings Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 38,365 (7) — (7)
Morgan Stanley, Receive Underlying
Reference: Sanrio Monthly, Pay Variable
0.511% (JPY TONA + 0.53%) Monthly,
1/17/24 37,053 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Sanrio Monthly, Pay Variable
0.515% (JPY TONA + 0.53%) Monthly,
1/17/24 57,528 (20) — (20)
Morgan Stanley, Receive Underlying
Reference: Suntory Beverage & Food
Monthly, Pay Variable 0.515% (1M JPY
LIBOR + 0.53%) Monthly, 1/17/24 40,673 3 — 3
Morgan Stanley, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 21,739 1 — 1
Morgan Stanley, Receive Underlying
Reference: Tokyo Seimitsu Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 184,250 (64) — (64)
Morgan Stanley, Receive Underlying
Reference: Toyota Motor Monthly, Pay
Variable 0.515% (JPY TONA + 0.53%)
Monthly, 1/17/24 251,636 (25) — (25)
UBS Investment Bank, Pay Underlying
Reference: Sumitomo Electric Industries
Monthly, Receive Variable (0.406)% (JPY
TONA + (0.40)%) Monthly, 1/17/26 45,707 24 — 24
UBS Investment Bank, Receive Underlying
Reference: Daiichi Sankyo Monthly, Pay
Variable 0.333% (JPY TONA + 0.35%)
Monthly, 1/17/26 26,704 (8) — (8)
UBS Investment Bank, Receive Underlying
Reference: Daikin Industries Monthly, Pay
Variable 0.333% (JPY TONA + 0.35%)
Monthly, 1/17/26 107,249 (51) — (51)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
UBS Investment Bank, Receive Underlying
Reference: Hoshizaki Monthly, Pay
Variable 0.333% (JPY TONA + 0.35%)
Monthly, 1/17/26 70,980 (30) — (30)
UBS Investment Bank, Receive Underlying
Reference: Keyence Monthly, Pay Variable
0.333% (JPY TONA + 0.35%) Monthly,
1/17/26 194,915 57 — 57
UBS Investment Bank, Receive Underlying
Reference: Taiheiyo Cement Monthly, Pay
Variable 0.333% (JPY TONA + 0.35%)
Monthly, 1/17/26 92,650 (5) — (5)
Total Japan — 94
Jersey (0.0)%
Citibank, Receive Underlying Reference:
Amcor Monthly, Pay Variable 4.453% (1M
ADBB + 0.40%) Monthly, 1/17/24 (AUD) 404 (6) — (6)
Total Jersey — (6)
Liberia (0.0)%
Morgan Stanley, Receive Underlying
Reference: Royal Caribbean Cruises
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 312 (8) — (8)
Total Liberia — (8)
Luxembourg (0.0)%
Citibank, Receive Underlying Reference:
Globant Monthly, Pay Variable 5.549%
(SOFR + 0.42%) Monthly, 1/18/24 769 (107) — (107)
Goldman Sachs, Receive Underlying
Reference: Tenaris Monthly, Pay Variable
3.985% (EUR ESTR + 0.40%) Monthly,
1/17/26 571 (32) — (32)
Total Luxembourg — (139)
Mexico 0.0%
Morgan Stanley, Pay Underlying
Reference: Alpek Monthly, Receive
Variable 10.007% (MXIBTIIE + (1.50)%)
Monthly, 1/17/24 2,098 26 — 26
Morgan Stanley, Receive Underlying
Reference: Alfa, Class A Monthly, Pay
Variable 12.057% (MXIBTIIE + 0.55%)
Monthly, 1/17/24 4,798 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Controladora AXTEL Monthly,
Pay Variable 12.057% (MXIBTIIE + 0.55%)
Monthly, 1/17/24 110 (1) — (1)
Total Mexico — 31
Netherlands 0.1%
Bank of America, Receive Underlying
Reference: Airbus Monthly, Pay Variable
3.935% (EUR ESTR + 0.35%) Monthly,
1/17/26 549 15 — 15
Goldman Sachs, Receive Underlying
Reference: Heineken Monthly, Pay Variable
3.985% (EUR ESTR + 0.40%) Monthly,
1/17/26 168 3 — 3
JPMorgan Chase, Pay Underlying
Reference: STMicroelectronics Monthly,
Receive Variable 3.235% (EUR ESTR +
(0.35)%) Monthly, 1/17/24 462 64 — 64
Morgan Stanley, Pay Underlying
Reference: NXP Semiconductors Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 619 86 — 86
Morgan Stanley, Receive Underlying
Reference: BE Semiconductor Industries
Monthly, Pay Variable 3.935% (EUR ESTR
+ 0.35%) Monthly, 1/17/24 394 50 — 50
UBS Investment Bank, Pay Underlying
Reference: Koninklijke Ahold Delhaize
Monthly, Receive Variable 3.293% (EUR
ESTR + (0.40)%) Monthly, 1/17/26 547 4 — 4
Total Netherlands — 222
Norway (0.0)%
Citibank, Pay Underlying Reference: Aker
Monthly, Receive Variable 4.150% (1M
NOK NIBOR + (0.35)%) Monthly, 1/17/24 10,839 (62) — (62)
Goldman Sachs, Receive Underlying
Reference: DNB Bank Monthly, Pay
Variable 4.810% (1M NOK NIBOR +
0.35%) Monthly, 1/17/26 3,178 (25) — (25)
UBS Investment Bank, Receive Underlying
Reference: Storebrand Monthly, Pay
Variable 4.850% (1M NOK NIBOR +
0.35%) Monthly, 1/17/26 5,307 48 — 48
Total Norway — (39)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Portugal (0.0)%
Morgan Stanley, Receive Underlying
Reference: Galp Energia SGPS Monthly,
Pay Variable 3.935% (EUR ESTR + 0.35%)
Monthly, 1/17/24 1,032 (39) — (39)
Total Portugal — (39)
Spain 0.0%
Goldman Sachs, Receive Underlying
Reference: Amadeus IT Group Monthly,
Pay Variable 3.985% (EUR ESTR + 0.40%)
Monthly, 1/17/26 219 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Industria de Diseno Textil
Monthly, Receive Variable 3.235% (EUR
ESTR + (0.35)%) Monthly, 1/17/24 1,564 69 — 69
Total Spain — 58
Sweden (0.0)%
Citibank, Receive Underlying Reference:
Assa Abloy, Class B Monthly, Pay Variable
4.408% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/24 3,990 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: Svenska Cellulosa, Class B
Monthly, Pay Variable 4.395% (1M SEK
STIBOR + 0.35%) Monthly, 1/17/26 9,402 (38) — (38)
JPMorgan Chase, Receive Underlying
Reference: Boliden Monthly, Pay Variable
4.445% (1M SEK STIBOR + 0.40%)
Monthly, 1/17/24 3,248 (25) — (25)
Morgan Stanley, Pay Underlying
Reference: Industrivarden, Class C
Monthly, Receive Variable 3.695% (1M
SEK STIBOR + (0.35)%) Monthly, 1/17/24 10,882 18 — 18
UBS Investment Bank, Receive Underlying
Reference: Essity, Class B Monthly, Pay
Variable 4.408% (1M SEK STIBOR +
0.35%) Monthly, 1/17/26 5,690 47 — 47
UBS Investment Bank, Receive Underlying
Reference: Sandvik Monthly, Pay Variable
4.408% (1M SEK STIBOR + 0.35%)
Monthly, 1/17/26 6,438 (15) — (15)
Total Sweden — (19)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Switzerland (0.1)%
Bank of America, Pay Underlying
Reference: Kuehne + Nagel International
Monthly, Receive Variable 1.214% (SARON
+ (0.35)%) Monthly, 1/17/26 245 22 — 22
Citigroup Global Markets, Pay Underlying
Reference: Geberit Monthly, Receive
Variable 1.190% (1M CHF LIBOR +
(0.42)%) Monthly, 1/17/24 232 17 — 17
Citigroup Global Markets, Pay Underlying
Reference: SGS Monthly, Receive Variable
1.360% (1M CHF LIBOR + (0.25)%)
Monthly, 1/17/24 192 10 — 10
Citigroup Global Markets, Pay Underlying
Reference: UBS Group Monthly, Receive
Variable 1.280% (SARON + (0.42)%)
Monthly, 1/17/24 228 — — —
Citigroup Global Markets, Receive
Underlying Reference: Nestle Monthly, Pay
Variable 1.890% (1M CHF LIBOR + 0.28%)
Monthly, 1/17/24 707 (26) — (26)
Goldman Sachs, Receive Underlying
Reference: Nestle Monthly, Pay Variable
1.854% (SARON + 0.29%) Monthly,
1/17/26 337 (17) — (17)
JPMorgan Chase, Receive Underlying
Reference: Cie Financiere Richemont,
Class A Monthly, Pay Variable 1.964% (1M
CHF LIBOR + 0.40%) Monthly, 1/17/24 604 5 — 5
Morgan Stanley, Pay Underlying
Reference: CRISPR Therapeutics Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 77 10 — 10
Morgan Stanley, Pay Underlying
Reference: Roche Holding Monthly,
Receive Variable 1.154% (1M CHF LIBOR
+ (0.41)%) Monthly, 1/17/24 370 30 — 30
Morgan Stanley, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable 1.154% (1M CHF LIBOR
+ (0.41)%) Monthly, 1/17/24 260 1 — 1
Morgan Stanley, Pay Underlying
Reference: Swiss Re Monthly, Receive
Variable 1.154% (1M CHF LIBOR +
(0.41)%) Monthly, 1/17/24 277 (6) — (6)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Nestle Monthly, Pay Variable
1.854% (1M CHF LIBOR + 0.29%) Monthly,
1/17/24 476 (24) — (24)
UBS Investment Bank, Pay Underlying
Reference: Schindler Holding Monthly,
Receive Variable 1.210% (SARON +
(0.40)%) Monthly, 1/17/26 255 (5) (6) 1
Total Switzerland (6) 23
United Kingdom (0.0)%
Bank of America, Receive Underlying
Reference: Endava Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 334 (49) — (49)
Bank of America, Receive Underlying
Reference: Rentokil Initial Monthly, Pay
Variable 4.872% (GBP SONIA + 0.35%)
Monthly, 1/17/26 117 (14) — (14)
Bank of America, Receive Underlying
Reference: Wise, Class A Monthly, Pay
Variable 5.256% (GBP SONIA + 0.35%)
Monthly, 1/17/26 754 (23) — (23)
Citibank, Pay Underlying Reference:
Burberry Group Monthly, Receive Variable
4.693% (GBP SONIA + (0.31)%) Monthly,
1/17/24 153 11 — 11
Citibank, Pay Underlying Reference:
Diageo Monthly, Receive Variable 4.880%
(GBP SONIA + (0.31)%) Monthly, 1/17/24 261 (3) — (3)
Citibank, Pay Underlying Reference: JD
Sports Fashion Monthly, Receive Variable
4.693% (GBP SONIA + (0.31)%) Monthly,
1/17/24 258 26 — 26
Citibank, Pay Underlying Reference:
Legal & General Group Monthly, Receive
Variable 4.693% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 435 9 — 9
Citibank, Pay Underlying Reference: Shell
Monthly, Receive Variable 4.693% (GBP
SONIA + (0.31)%) Monthly, 1/17/24 1,040 5 — 5
Citibank, Receive Underlying Reference:
Anglo American Monthly, Pay Variable
5.393% (GBP SONIA + 0.39%) Monthly,
1/17/24 1,207 (41) — (41)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Melrose Industries Monthly, Pay Variable
5.393% (GBP SONIA + 0.39%) Monthly,
1/17/24 265 8 — 8
Goldman Sachs, Receive Underlying
Reference: Barclays Monthly, Pay Variable
5.286% (GBP SONIA + 0.38%) Monthly,
1/17/26 778 (136) — (136)
Goldman Sachs, Receive Underlying
Reference: Bunzl Monthly, Pay Variable
5.286% (GBP SONIA + 0.38%) Monthly,
1/17/26 1,037 (18) — (18)
Goldman Sachs, Receive Underlying
Reference: Endeavour Mining Monthly,
Pay Variable 5.286% (GBP SONIA +
0.38%) Monthly, 1/17/26 488 8 — 8
Goldman Sachs, Receive Underlying
Reference: Imperial Brands Monthly, Pay
Variable 5.286% (GBP SONIA + 0.38%)
Monthly, 1/17/26 655 10 — 10
Goldman Sachs, Receive Underlying
Reference: Segro Monthly, Pay Variable
5.286% (GBP SONIA + 0.38%) Monthly,
1/17/26 790 (26) — (26)
Goldman Sachs, Receive Underlying
Reference: TechnipFMC Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 400 20 — 20
JPMorgan Chase, Receive Underlying
Reference: BP Monthly, Pay Variable
5.256% (GBP SONIA + 0.35%) Monthly,
1/17/24 726 (77) — (77)
JPMorgan Chase, Receive Underlying
Reference: Prudential Monthly, Pay
Variable 5.256% (GBP SONIA + 0.35%)
Monthly, 1/17/24 348 (20) — (20)
Morgan Stanley, Pay Underlying
Reference: Antofagasta Monthly, Receive
Variable 4.596% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 607 35 — 35
Morgan Stanley, Pay Underlying
Reference: GSK Monthly, Receive Variable
4.596% (GBP SONIA + (0.31)%) Monthly,
1/17/24 970 31 — 31

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Kingfisher Monthly, Receive
Variable 4.596% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 592 (16) — (16)
Morgan Stanley, Pay Underlying
Reference: Mondi Monthly, Receive
Variable 4.596% (GBP SONIA + (0.31)%)
Monthly, 1/17/24 1,302 58 — 58
UBS Investment Bank, Receive Underlying
Reference: BT Group Monthly, Pay
Variable 5.095% (GBP SONIA + 0.35%)
Monthly, 1/17/26 185 (8) — (8)
UBS Investment Bank, Receive Underlying
Reference: BT Group Monthly, Pay
Variable 5.207% (GBP SONIA + 0.35%)
Monthly, 1/17/26 8 (1) — (1)
UBS Investment Bank, Receive Underlying
Reference: BT Group Monthly, Pay
Variable 5.233% (GBP SONIA + 0.35%)
Monthly, 1/17/26 11 (1) — (1)
UBS Investment Bank, Receive Underlying
Reference: BT Group Monthly, Pay
Variable 5.256% (GBP SONIA + 0.35%)
Monthly, 1/17/26 19 (1) — (1)
UBS Investment Bank, Receive Underlying
Reference: BT Group Monthly, Pay
Variable 5.275% (GBP SONIA + 0.35%)
Monthly, 1/17/26 20 (1) — (1)
UBS Investment Bank, Receive Underlying
Reference: BT Group Monthly, Pay
Variable 5.292% (GBP SONIA + 0.35%)
Monthly, 1/17/26 16 (1) — (1)
UBS Investment Bank, Receive Underlying
Reference: BT Group Monthly, Pay
Variable 5.333% (GBP SONIA + 0.35%)
Monthly, 1/17/26 12 (1) — (1)
UBS Investment Bank, Receive Underlying
Reference: BT Group Monthly, Pay
Variable 5.344% (GBP SONIA + 0.35%)
Monthly, 1/17/26 9 (1) — (1)
UBS Investment Bank, Receive Underlying
Reference: BT Group Monthly, Pay
Variable 5.353% (GBP SONIA + 0.35%)
Monthly, 1/17/26 143 (4) — (4)
Total United Kingdom — (221)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
United States 0.6%
Bank of America, Pay Underlying
Reference: Blackstone Monthly, Receive
Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 1,388 154 — 154
Bank of America, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 477 78 — 78
Bank of America, Pay Underlying
Reference: CBIZ Monthly, Receive Variable
4.733% (SOFR + (0.30)%) Monthly,
1/18/26 422 16 — 16
Bank of America, Pay Underlying
Reference: CVS Health Monthly, Receive
Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 409 12 — 12
Bank of America, Pay Underlying
Reference: Eversource Energy Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 1,509 68 — 68
Bank of America, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 4.733% (SOFR
+ (0.30)%) Monthly, 1/18/26 521 19 — 19
Bank of America, Pay Underlying
Reference: Mettler-Toledo International
Monthly, Receive Variable 4.733% (SOFR
+ (0.30)%) Monthly, 1/18/26 1,270 89 — 89
Bank of America, Pay Underlying
Reference: Mettler-Toledo International
Monthly, Receive Variable 5.000% (SOFR
+ (0.30)%) Monthly, 1/18/26 328 (15) — (15)
Bank of America, Pay Underlying
Reference: Paycom Software Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 1,924 183 — 183
Bank of America, Pay Underlying
Reference: SPDR S&P 500 Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 3,378 145 — 145
Bank of America, Pay Underlying
Reference: UDR Monthly, Receive Variable
4.733% (SOFR + (0.30)%) Monthly,
1/18/26 211 26 — 26

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 393 (10) — (10)
Bank of America, Pay Underlying
Reference: Vanguard Information
Technology Monthly, Receive Variable
4.714% (SOFR + (0.30)%) Monthly,
1/18/26 243 12 — 12
Bank of America, Pay Underlying
Reference: Walt Disney Monthly, Receive
Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 270 14 — 14
Bank of America, Receive Underlying
Reference: Ares Management, Class A
Monthly, Pay Variable 5.333% (SOFR +
0.30%) Monthly, 1/18/26 609 (65) — (65)
Bank of America, Receive Underlying
Reference: Carrier Global Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 654 (67) — (67)
Bank of America, Receive Underlying
Reference: Chipotle Mexican Grill Monthly,
Pay Variable 5.333% (SOFR + 0.30%)
Monthly, 1/18/26 319 22 — 22
Bank of America, Receive Underlying
Reference: Citigroup Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 472 (18) — (18)
Bank of America, Receive Underlying
Reference: Colgate-Palmolive Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 377 17 — 17
Bank of America, Receive Underlying
Reference: DENTSPLY SIRONA Monthly,
Pay Variable 5.333% (SOFR + 0.30%)
Monthly, 1/18/26 629 (21) — (21)
Bank of America, Receive Underlying
Reference: Edwards Lifesciences Monthly,
Pay Variable 5.333% (SOFR + 0.30%)
Monthly, 1/18/26 263 (28) — (28)
Bank of America, Receive Underlying
Reference: Elevance Health Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 569 (17) — (17)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Humana Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 640 (2) — (2)
Bank of America, Receive Underlying
Reference: Intercontinental Exchange
Monthly, Pay Variable 5.333% (SOFR +
0.30%) Monthly, 1/18/26 365 (15) — (15)
Bank of America, Receive Underlying
Reference: Keurig Dr Pepper Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 331 20 — 20
Bank of America, Receive Underlying
Reference: Kraft Heinz Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 350 (2) — (2)
Bank of America, Receive Underlying
Reference: Las Vegas Sands Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 162 7 — 7
Bank of America, Receive Underlying
Reference: Monolithic Power Systems
Monthly, Pay Variable 1.750% (SOFR +
0.30%) Monthly, 1/18/26 372 33 — 33
Bank of America, Receive Underlying
Reference: Netfilx Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 924 128 — 128
Bank of America, Receive Underlying
Reference: NOV Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 185 (5) — (5)
Bank of America, Receive Underlying
Reference: NVIDIA Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 516 (61) — (61)
Bank of America, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 5.333% (SOFR +
0.30%) Monthly, 1/18/26 374 (17) — (17)
Bank of America, Receive Underlying
Reference: Pioneer Natural Resources
Monthly, Pay Variable 5.333% (SOFR +
0.30%) Monthly, 1/18/26 964 (40) — (40)
Bank of America, Receive Underlying
Reference: Procter & Gamble Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 2,589 81 — 81

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Bank of America, Receive Underlying
Reference: Qualcomm Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 1,916 (31) — (31)
Bank of America, Receive Underlying
Reference: Saia Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 513 (53) — (53)
Bank of America, Receive Underlying
Reference: Samsara, Class A Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 955 (55) — (55)
Bank of America, Receive Underlying
Reference: Southwest Airlines Monthly,
Pay Variable 5.333% (SOFR + 0.30%)
Monthly, 1/18/26 651 (87) — (87)
Bank of America, Receive Underlying
Reference: Tenet Healthcare Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 191 (2) — (2)
Bank of America, Receive Underlying
Reference: Williams Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 118 (5) — (5)
Citibank, Pay Underlying Reference:
Advanced Micro Devices Monthly, Receive
Variable 4.949% (SOFR + (0.18)%)
Monthly, 1/18/24 1,707 141 — 141
Citibank, Pay Underlying Reference:
Centene Monthly, Receive Variable 4.949%
(SOFR + (0.18)%) Monthly, 1/18/24 400 12 — 12
Citibank, Pay Underlying Reference:
Discover Financial Services Monthly,
Receive Variable 4.949% (SOFR + (0.18)%)
Monthly, 1/18/24 593 54 — 54
Citibank, Pay Underlying Reference:
Encore Wire Monthly, Receive Variable
4.949% (SOFR + (0.18)%) Monthly,
1/18/24 246 10 — 10
Citibank, Pay Underlying Reference:
IQVIA Holdings Monthly, Receive Variable
4.949% (SOFR + (0.18)%) Monthly,
1/18/24 907 88 — 88
Citibank, Pay Underlying Reference:
KeyCorp Monthly, Receive Variable
3.200% (SOFR + (0.18)%) Monthly,
1/18/24 48 (1) — (1)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Pay Underlying Reference:
KeyCorp Monthly, Receive Variable
4.359% (SOFR + (0.18)%) Monthly,
1/18/24 138 (7) — (7)
Citibank, Pay Underlying Reference:
KeyCorp Monthly, Receive Variable
4.488% (SOFR + (0.18)%) Monthly,
1/18/24 101 (4) — (4)
Citibank, Pay Underlying Reference: Palo
Alto Networks Monthly, Receive Variable
4.949% (SOFR + (0.18)%) Monthly,
1/18/24 754 32 — 32
Citibank, Pay Underlying Reference: Ralph
Lauren Monthly, Receive Variable 4.949%
(SOFR + (0.18)%) Monthly, 1/18/24 225 4 — 4
Citibank, Pay Underlying Reference:
Rockwell Automation Monthly, Receive
Variable 4.949% (SOFR + (0.18)%)
Monthly, 1/18/24 258 25 — 25
Citibank, Pay Underlying Reference:
ServiceNow Monthly, Receive Variable
4.949% (SOFR + (0.18)%) Monthly,
1/18/24 1,075 (30) — (30)
Citibank, Receive Underlying Reference:
Bath & Body Works Monthly, Pay Variable
5.407% (SOFR + 0.42%) Monthly, 1/18/24 177 (16) — (16)
Citibank, Receive Underlying Reference:
Boeing Monthly, Pay Variable 5.549%
(SOFR + 0.42%) Monthly, 1/18/24 886 (11) — (11)
Citibank, Receive Underlying Reference:
Broadridge Financial Solutions Monthly,
Pay Variable 5.549% (SOFR + 0.42%)
Monthly, 1/18/24 333 (22) — (22)
Citibank, Receive Underlying Reference:
Catelent Monthly, Pay Variable 5.549%
(SOFR + 0.42%) Monthly, 1/18/24 778 (177) — (177)
Citibank, Receive Underlying Reference:
Colgate-Palmolive Monthly, Pay Variable
5.549% (SOFR + 0.42%) Monthly, 1/18/24 519 45 — 45
Citibank, Receive Underlying Reference:
ConocoPhillips Monthly, Pay Variable
5.549% (SOFR + 0.42%) Monthly, 1/18/24 972 (28) — (28)
Citibank, Receive Underlying Reference:
EQT Monthly, Pay Variable 5.549% (SOFR
+ 0.42%) Monthly, 1/18/24 282 (13) — (13)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Citibank, Receive Underlying Reference:
Freeport-McMoRan Monthly, Pay Variable
5.549% (SOFR + 0.42%) Monthly, 1/18/24 915 (75) — (75)
Citibank, Receive Underlying Reference:
JPMorgan Chase Monthly, Pay Variable
5.549% (SOFR + 0.42%) Monthly, 1/18/24 362 (16) — (16)
Citibank, Receive Underlying Reference:
Lululemon Athletica Monthly, Pay Variable
5.549% (SOFR + 0.42%) Monthly, 1/18/24 892 47 — 47
Citibank, Receive Underlying Reference:
MKS Instruments Monthly, Pay Variable
5.549% (SOFR + 0.42%) Monthly, 1/18/24 213 (45) — (45)
Citibank, Receive Underlying Reference:
ON Semiconductor Monthly, Pay Variable
5.549% (SOFR + 0.42%) Monthly, 1/18/24 266 (84) — (84)
Citibank, Receive Underlying Reference:
Stanley Black & Decker Monthly, Pay
Variable 5.549% (SOFR + 0.42%) Monthly,
1/18/24 851 63 — 63
Citibank, Receive Underlying Reference:
Sun Communities Monthly, Pay Variable
5.549% (SOFR + 0.42%) Monthly, 1/18/24 267 (15) — (15)
Citibank, Receive Underlying Reference:
Target Monthly, Pay Variable 5.549%
(SOFR + 0.42%) Monthly, 1/18/24 314 14 — 14
Citibank, Receive Underlying Reference:
Teleflex Monthly, Pay Variable 5.549%
(SOFR + 0.42%) Monthly, 1/18/24 464 (26) — (26)
Citibank, Receive Underlying Reference:
TransDigm Group Monthly, Pay Variable
5.549% (SOFR + 0.42%) Monthly, 1/18/24 760 (37) — (37)
Citibank, Receive Underlying Reference:
Westrock Monthly, Pay Variable 5.549%
(SOFR + 0.42%) Monthly, 1/18/24 594 (10) — (10)
Goldman Sachs, Pay Underlying
Reference: Allient Energy Monthly,
Receive Variable 4.711% (SOFR + (0.30)%)
Monthly, 1/18/26 862 19 — 19
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 4.527% (SOFR
+ (0.30)%) Monthly, 1/18/26 244 (5) — (5)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 4.711% (SOFR
+ (0.30)%) Monthly, 1/18/26 224 1 — 1
Goldman Sachs, Pay Underlying
Reference: American Electric Power
Monthly, Receive Variable 4.733% (SOFR
+ (0.30)%) Monthly, 1/18/26 877 8 — 8
Goldman Sachs, Pay Underlying
Reference: Charles River Laboratories
International Monthly, Receive Variable
4.733% (SOFR + (0.30)%) Monthly,
1/18/26 464 60 — 60
Goldman Sachs, Pay Underlying
Reference: Comcast, Class A Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 345 24 — 24
Goldman Sachs, Pay Underlying
Reference: Estee Lauder, Class A Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 517 43 — 43
Goldman Sachs, Pay Underlying
Reference: Gilead Sciences Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 271 3 — 3
Goldman Sachs, Pay Underlying
Reference: Invitation Homes Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 913 86 — 86
Goldman Sachs, Pay Underlying
Reference: iShares Biotechnology
Monthly, Receive Variable 4.333% (SOFR
+ (0.70)%) Monthly, 1/18/26 236 17 — 17
Goldman Sachs, Pay Underlying
Reference: iShares U.S. Consumer
Discretionary Monthly, Receive Variable
3.161% (SOFR + (1.873)%) Monthly,
1/18/26 245 9 — 9
Goldman Sachs, Pay Underlying
Reference: Lululemon Athletica Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 281 16 — 16

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Pay Underlying
Reference: Markit iBoxx EUR Liquid High
Yield Index Quarterly, Receive Variable
3.903% (3M EURIBOR + 0.00%) Quarterly,
12/20/23 (EUR) 1,900 18 — 18
Goldman Sachs, Pay Underlying
Reference: Moderna Monthly, Receive
Variable 1.150% (SOFR + (0.30)%)
Monthly, 1/18/26 123 (5) — (5)
Goldman Sachs, Pay Underlying
Reference: Moderna Monthly, Receive
Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 154 27 — 27
Goldman Sachs, Pay Underlying
Reference: Pinnacle West Capital Monthly,
Receive Variable 4.711% (SOFR + (0.30)%)
Monthly, 1/18/26 328 5 — 5
Goldman Sachs, Pay Underlying
Reference: SBA Communications Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 1,583 (42) — (42)
Goldman Sachs, Pay Underlying
Reference: State Street Monthly, Receive
Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 171 3 — 3
Goldman Sachs, Pay Underlying
Reference: Tesla Monthly, Receive
Variable 1.150% (SOFR + (0.30)%)
Monthly, 1/18/26 142 5 — 5
Goldman Sachs, Pay Underlying
Reference: Tesla Monthly, Receive
Variable 4.687% (SOFR + (0.30)%)
Monthly, 1/18/26 742 131 — 131
Goldman Sachs, Pay Underlying
Reference: United States Steel Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 785 (20) — (20)
Goldman Sachs, Pay Underlying
Reference: VeriSign Monthly, Receive
Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 1,027 58 — 58
Goldman Sachs, Pay Underlying
Reference: VICI Properties Monthly,
Receive Variable 4.733% (SOFR + (0.30)%)
Monthly, 1/18/26 314 16 — 16

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: Amgen Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 919 (102) — (102)
Goldman Sachs, Receive Underlying
Reference: Analog Devices Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 553 (51) — (51)
Goldman Sachs, Receive Underlying
Reference: Cencora Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 496 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: CF Industries Holdings
Monthly, Pay Variable 5.333% (SOFR +
0.30%) Monthly, 1/18/26 167 (9) — (9)
Goldman Sachs, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 144 (15) — (15)
Goldman Sachs, Receive Underlying
Reference: Evergy Monthly, Pay Variable
5.333% (SOFR + 0.30%) Monthly, 1/18/26 1,381 (38) — (38)
Goldman Sachs, Receive Underlying
Reference: International Paper Monthly,
Pay Variable 5.333% (SOFR + 0.30%)
Monthly, 1/18/26 337 (13) — (13)
Goldman Sachs, Receive Underlying
Reference: iShares U.S. Healthcare
Providers Monthly, Pay Variable 5.333%
(SOFR + 0.30%) Monthly, 1/18/26 242 (6) — (6)
Goldman Sachs, Receive Underlying
Reference: LPL Financial Holdings
Monthly, Pay Variable 5.333% (SOFR +
0.30%) Monthly, 1/18/26 291 (10) — (10)
Goldman Sachs, Receive Underlying
Reference: Monster Beverage Monthly,
Pay Variable 5.333% (SOFR + 0.30%)
Monthly, 1/18/26 281 13 — 13
Goldman Sachs, Receive Underlying
Reference: Morgan Stanley Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 820 (75) — (75)
Goldman Sachs, Receive Underlying
Reference: Rivian Automotive, Class A
Monthly, Pay Variable 5.333% (SOFR +
0.30%) Monthly, 1/18/26 528 (93) — (93)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Goldman Sachs, Receive Underlying
Reference: SPDR S&P Indurance Monthly,
Pay Variable 5.333% (SOFR + 0.30%)
Monthly, 1/18/26 253 (7) — (7)
Goldman Sachs, Receive Underlying
Reference: Stanley Black & Decker
Monthly, Pay Variable 5.333% (SOFR +
0.30%) Monthly, 1/18/26 304 9 — 9
Goldman Sachs, Receive Underlying
Reference: Vanguard Communicaiton
Services Monthly, Pay Variable 5.333%
(SOFR + 0.30%) Monthly, 1/18/26 238 (12) — (12)
Goldman Sachs, Receive Underlying
Reference: Visa, Class A Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 413 (9) — (9)
Goldman Sachs, Receive Underlying
Reference: Welltower Monthly, Pay
Variable 5.333% (SOFR + 0.30%) Monthly,
1/18/26 1,152 (30) — (30)
JPMorgan Chase, Pay Underlying
Reference: Apple Monthly, Receive
Variable 4.783% (SOFR + (0.25)%)
Monthly, 1/18/24 974 46 — 46
JPMorgan Chase, Pay Underlying
Reference: Apple Quarterly, Receive
Variable 4.775% (SOFR + (0.55)%)
Quarterly, 3/20/24 1,526 135 (9) 144
JPMorgan Chase, Pay Underlying
Reference: Automatic Data Processing
Monthly, Receive Variable 4.783% (SOFR
+ (0.25)%) Monthly, 1/18/24 198 25 — 25
JPMorgan Chase, Pay Underlying
Reference: Bank of America Monthly,
Receive Variable 4.783% (SOFR + (0.25)%)
Monthly, 1/18/24 808 21 — 21
JPMorgan Chase, Pay Underlying
Reference: Carnival Quarterly, Receive
Variable 4.575% (SOFR + (0.75)%)
Quarterly, 3/20/24 2,184 19 (58) 77
JPMorgan Chase, Pay Underlying
Reference: CoStar Group Monthly,
Receive Variable 4.783% (SOFR + (0.25)%)
Monthly, 1/18/24 684 70 — 70

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Pay Underlying
Reference: Exxon Mobil Monthly, Receive
Variable 4.783% (SOFR + (0.25)%)
Monthly, 1/18/24 615 24 — 24
JPMorgan Chase, Pay Underlying
Reference: Halliburton Quarterly, Receive
Variable 4.825% (SOFR + (0.50)%)
Quarterly, 3/20/24 502 23 (10) 33
JPMorgan Chase, Pay Underlying
Reference: J M Smucker Monthly, Receive
Variable 4.783% (SOFR + (0.25)%)
Monthly, 1/18/24 39 — — —
JPMorgan Chase, Pay Underlying
Reference: Lowe's Monthly, Receive
Variable 4.783% (1M USD LIBOR +
(0.25)%) Monthly, 1/18/24 364 13 — 13
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings
Quarterly, Receive Variable 4.705% (SOFR
+ (0.62)%) Quarterly, 3/20/24 1,629 22 (2) 24
JPMorgan Chase, Pay Underlying
Reference: MPT Operating Partnership
Quarterly, Receive Variable 4.675% (SOFR
+ (0.65)%) Quarterly, 3/20/24 674 (45) (29) (16)
JPMorgan Chase, Pay Underlying
Reference: Okta Monthly, Receive Variable
4.783% (SOFR + (0.25)%) Monthly,
1/18/24 112 25 — 25
JPMorgan Chase, Pay Underlying
Reference: PayPal Holdings Monthly,
Receive Variable 4.783% (SOFR + (0.25)%)
Monthly, 1/18/24 206 19 — 19
JPMorgan Chase, Pay Underlying
Reference: Quanta Services Monthly,
Receive Variable 4.783% (SOFR + (0.25)%)
Monthly, 1/18/24 708 39 — 39
JPMorgan Chase, Pay Underlying
Reference: Texas Instruments Monthly,
Receive Variable 4.783% (SOFR + (0.25)%)
Monthly, 1/18/24 1,083 80 — 80
JPMorgan Chase, Pay Underlying
Reference: United Parcel Service, Class B
Monthly, Receive Variable 4.783% (SOFR
+ (0.25)%) Monthly, 1/18/24 624 63 — 63

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Adobe Monthly, Pay Variable
5.383% (SOFR + 0.35%) Monthly, 1/18/24 1,274 (46) — (46)
JPMorgan Chase, Receive Underlying
Reference: Applied Materials Monthly, Pay
Variable 5.383% (SOFR + 0.35%) Monthly,
1/18/24 284 (18) — (18)
JPMorgan Chase, Receive Underlying
Reference: Cerevel Therapeutics Holdings
Monthly, Pay Variable 5.383% (SOFR +
0.35%) Monthly, 1/18/24 183 3 — 3
JPMorgan Chase, Receive Underlying
Reference: Coupang Monthly, Pay Variable
5.383% (SOFR + 0.35%) Monthly, 1/18/24 356 (27) — (27)
JPMorgan Chase, Receive Underlying
Reference: Eli Lilly Monthly, Pay Variable
5.383% (SOFR + 0.35%) Monthly, 1/18/24 1,824 (190) — (190)
JPMorgan Chase, Receive Underlying
Reference: Hostess Brands Monthly, Pay
Variable 5.383% (SOFR + 0.35%) Monthly,
1/18/24 382 2 — 2
JPMorgan Chase, Receive Underlying
Reference: KLA Monthly, Pay Variable
5.383% (SOFR + 0.35%) Monthly, 1/18/24 1,250 (58) — (58)
JPMorgan Chase, Receive Underlying
Reference: Norfolk Southern Monthly, Pay
Variable 5.383% (SOFR + 0.35%) Monthly,
1/18/24 252 (21) — (21)
JPMorgan Chase, Receive Underlying
Reference: NVIDIA Monthly, Pay Variable
5.383% (SOFR + 0.35%) Monthly, 1/18/24 237 (28) — (28)
Morgan Stanley, Pay Underlying
Reference: Abbott Laboratories Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 521 (15) — (15)
Morgan Stanley, Pay Underlying
Reference: Albemarle Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 721 178 — 178
Morgan Stanley, Pay Underlying
Reference: Ally Financial Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 169 5 — 5

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: AMN Healthcare Services
Monthly, Receive Variable 4.833% (SOFR
+ (0.20)%) Monthly, 1/18/24 177 (4) — (4)
Morgan Stanley, Pay Underlying
Reference: Automatic Data Processing
Monthly, Receive Variable 4.833% (SOFR
+ (0.20)%) Monthly, 1/18/24 569 72 — 72
Morgan Stanley, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable 1.250% (SOFR + (0.20)%)
Monthly, 1/18/24 269 (3) — (3)
Morgan Stanley, Pay Underlying
Reference: Bristol-Myers Squibb Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 2,459 224 — 224
Morgan Stanley, Pay Underlying
Reference: CarMax Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 353 38 — 38
Morgan Stanley, Pay Underlying
Reference: Caterpillar Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 1,273 207 — 207
Morgan Stanley, Pay Underlying
Reference: Celanese Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 1,188 54 — 54
Morgan Stanley, Pay Underlying
Reference: Crowdstrike Holdings, Class A
Monthly, Receive Variable 4.833% (SOFR
+ (0.20)%) Monthly, 1/18/24 146 9 — 9
Morgan Stanley, Pay Underlying
Reference: Devon Energy Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 2,513 150 — 150
Morgan Stanley, Pay Underlying
Reference: Ford Motor Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 773 133 — 133
Morgan Stanley, Pay Underlying
Reference: Gartner Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 1,633 109 — 109

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Generac Holdings Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 385 63 — 63
Morgan Stanley, Pay Underlying
Reference: Goldman Sachs Group
Monthly, Receive Variable 4.833% (SOFR
+ (0.20)%) Monthly, 1/18/24 290 11 — 11
Morgan Stanley, Pay Underlying
Reference: Henry Schein Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 471 46 — 46
Morgan Stanley, Pay Underlying
Reference: Host Hotels & Resorts Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 831 42 — 42
Morgan Stanley, Pay Underlying
Reference: IDEXX Laboratories Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 387 28 — 28
Morgan Stanley, Pay Underlying
Reference: Incyte Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 530 35 — 35
Morgan Stanley, Pay Underlying
Reference: iShares Expanded Tec-
Software Sector Monthly, Receive Variable
1.921% (SOFR + (3.98)%) Monthly,
1/18/24 248 12 — 12
Morgan Stanley, Pay Underlying
Reference: iShares Semiconductor
Monthly, Receive Variable 3.585% (SOFR
+ (1.38)%) Monthly, 1/18/24 234 20 — 20
Morgan Stanley, Pay Underlying
Reference: J M Smucker Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 798 (6) — (6)
Morgan Stanley, Pay Underlying
Reference: Jack Henry & Associates
Monthly, Receive Variable 4.833% (SOFR
+ (0.20)%) Monthly, 1/18/24 891 44 — 44
Morgan Stanley, Pay Underlying
Reference: Johnson & Johnson Monthly,
Receive Variable 4.833% (1M USD LIBOR
+ (0.20)%) Monthly, 1/18/24 635 39 — 39

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Kimco Realty Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 280 (11) — (11)
Morgan Stanley, Pay Underlying
Reference: Kroger Monthly, Receive
Variable 4.833% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 322 (7) — (7)
Morgan Stanley, Pay Underlying
Reference: Lincoln Electric Holdings
Monthly, Receive Variable 4.833% (SOFR
+ (0.20)%) Monthly, 1/18/24 347 20 — 20
Morgan Stanley, Pay Underlying
Reference: Microchip Technology Monthly,
Receive Variable 4.833% (1M USD LIBOR
+ (0.20)%) Monthly, 1/18/24 711 71 — 71
Morgan Stanley, Pay Underlying
Reference: Mid-America Apartment
Communities Monthly, Receive Variable
4.833% (SOFR + (0.20)%) Monthly,
1/18/24 223 25 — 25
Morgan Stanley, Pay Underlying
Reference: Okta Monthly, Receive Variable
4.833% (SOFR + (0.20)%) Monthly,
1/18/24 191 43 — 43
Morgan Stanley, Pay Underlying
Reference: Pfizer Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 334 28 — 28
Morgan Stanley, Pay Underlying
Reference: Pool Monthly, Receive Variable
4.833% (1M USD LIBOR + (0.20)%)
Monthly, 1/18/24 269 26 — 26
Morgan Stanley, Pay Underlying
Reference: Snap-on Monthly, Receive
Variable 4.833% (1M USD LIBOR +
(0.20)%) Monthly, 1/18/24 653 — — —
Morgan Stanley, Pay Underlying
Reference: Southern Copper Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 242 8 — 8
Morgan Stanley, Pay Underlying
Reference: Synchrony Financial Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 247 12 — 12

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Pay Underlying
Reference: Tractor Supply Monthly,
Receive Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 481 32 — 32
Morgan Stanley, Pay Underlying
Reference: Union Pacific Monthly, Receive
Variable 4.627% (SOFR + (0.20)%)
Monthly, 1/18/24 849 16 — 16
Morgan Stanley, Pay Underlying
Reference: Vanguard Consumer
Discretionary Monthly, Receive Variable
3.949% (SOFR + (0.93)%) Monthly,
1/18/24 238 13 — 13
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 4.833% (SOFR + (0.20)%)
Monthly, 1/18/24 459 31 — 31
Morgan Stanley, Pay Underlying
Reference: Waters Monthly, Receive
Variable 5.100% (SOFR + (0.20)%)
Monthly, 1/18/24 549 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Altaba Monthly, Pay Variable
5.433% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 18 — — —
Morgan Stanley, Receive Underlying
Reference: Ameren Monthly, Pay Variable
5.433% (SOFR + 0.40%) Monthly, 1/18/24 230 (8) — (8)
Morgan Stanley, Receive Underlying
Reference: American Express Monthly,
Pay Variable 5.433% (SOFR + 0.40%)
Monthly, 1/18/24 600 (26) — (26)
Morgan Stanley, Receive Underlying
Reference: Ball Monthly, Pay Variable
5.433% (SOFR + 0.40%) Monthly, 1/18/24 322 22 — 22
Morgan Stanley, Receive Underlying
Reference: Bank of New York Mellon
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 960 22 — 22
Morgan Stanley, Receive Underlying
Reference: Blueprint Medicines Monthly,
Pay Variable 5.433% (SOFR + 0.40%)
Monthly, 1/18/24 221 47 — 47

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Burlington Stores Monthly, Pay
Variable 5.433% (SOFR + 0.40%) Monthly,
1/18/24 256 (5) — (5)
Morgan Stanley, Receive Underlying
Reference: Cboe Global Markets Monthly,
Pay Variable 5.433% (SOFR + 0.40%)
Monthly, 1/18/24 595 1 — 1
Morgan Stanley, Receive Underlying
Reference: CF Industries Holdings
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 398 (22) — (22)
Morgan Stanley, Receive Underlying
Reference: CSX Monthly, Pay Variable
5.433% (SOFR + 0.40%) Monthly, 1/18/24 337 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Dominion Energy Monthly, Pay
Variable 5.433% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 179 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: FedEx Monthly, Pay Variable
5.433% (SOFR + 0.40%) Monthly, 1/18/24 549 (18) — (18)
Morgan Stanley, Receive Underlying
Reference: Fifth Third Bancorp Monthly,
Pay Variable 5.433% (SOFR + 0.40%)
Monthly, 1/18/24 209 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: Financial Select Sector SPDR
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 236 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: FleetCor Technologies
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 351 (36) — (36)
Morgan Stanley, Receive Underlying
Reference: FMC Monthly, Pay Variable
5.433% (SOFR + 0.40%) Monthly, 1/18/24 346 (60) — (60)
Morgan Stanley, Receive Underlying
Reference: Hess Monthly, Pay Variable
5.433% (SOFR + 0.40%) Monthly, 1/18/24 1,125 (121) — (121)
Morgan Stanley, Receive Underlying
Reference: Huntington Ingalls Industries
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 1,010 (26) — (26)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Insmed Monthly, Pay Variable
5.433% (SOFR + 0.40%) Monthly, 1/18/24 211 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: JB Hunt Transport Services
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 523 (67) — (67)
Morgan Stanley, Receive Underlying
Reference: Karuna Therapeutics Monthly,
Pay Variable 5.433% (SOFR + 0.40%)
Monthly, 1/18/24 63 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Kenvue Monthly, Pay Variable
5.433% (SOFR + 0.40%) Monthly, 1/18/24 215 (11) — (11)
Morgan Stanley, Receive Underlying
Reference: Kymera Therapeutics Monthly,
Pay Variable 5.433% (SOFR + 0.40%)
Monthly, 1/18/24 72 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Lam Research Monthly, Pay
Variable 5.433% (SOFR + 0.40%) Monthly,
1/18/24 313 (31) — (31)
Morgan Stanley, Receive Underlying
Reference: Mckesson Monthly, Pay
Variable 5.433% (SOFR + 0.40%) Monthly,
1/18/24 350 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Micron Technology Monthly,
Pay Variable 5.433% (SOFR + 0.40%)
Monthly, 1/18/24 286 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: News, Class A Monthly, Pay
Variable 5.433% (SOFR + 0.40%) Monthly,
1/18/24 1,464 (85) — (85)
Morgan Stanley, Receive Underlying
Reference: Philip Morris International
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 657 (30) — (30)
Morgan Stanley, Receive Underlying
Reference: RAPT Therapeutics Monthly,
Pay Variable 5.433% (SOFR + 0.40%)
Monthly, 1/18/24 110 7 — 7

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Regeneron Pharmaceuticals
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 321 (25) — (25)
Morgan Stanley, Receive Underlying
Reference: ResMed Monthly, Pay Variable
5.433% (1M USD LIBOR + 0.40%)
Monthly, 1/18/24 233 (1) — (1)
Morgan Stanley, Receive Underlying
Reference: Rexford Industrial Realty
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 212 (27) — (27)
Morgan Stanley, Receive Underlying
Reference: Roper Technologies Monthly,
Pay Variable 5.433% (SOFR + 0.40%)
Monthly, 1/18/24 341 (10) — (10)
Morgan Stanley, Receive Underlying
Reference: Ross Stores Monthly, Pay
Variable 5.433% (SOFR + 0.40%) Monthly,
1/18/24 662 (4) — (4)
Morgan Stanley, Receive Underlying
Reference: Seagen Monthly, Pay Variable
5.433% (SOFR + 0.40%) Monthly, 1/18/24 1,081 (13) — (13)
Morgan Stanley, Receive Underlying
Reference: SPDR S&P Oil & Gas
Exploration & Production Monthly, Pay
Variable 5.433% (SOFR + 0.40%) Monthly,
1/18/24 249 (9) — (9)
Morgan Stanley, Receive Underlying
Reference: SPDR S&P Retail Monthly, Pay
Variable 5.433% (SOFR + 0.40%) Monthly,
1/18/24 232 (6) — (6)
Morgan Stanley, Receive Underlying
Reference: Thermo Fisher Scientific
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 245 (23) — (23)
Morgan Stanley, Receive Underlying
Reference: Vaxcyte Monthly, Pay Variable
5.433% (SOFR + 0.40%) Monthly, 1/18/24 71 2 — 2
Morgan Stanley, Receive Underlying
Reference: Viatris Monthly, Pay Variable
5.433% (SOFR + 0.40%) Monthly, 1/18/24 642 (40) — (40)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Receive Underlying
Reference: Vulcan Materials Monthly, Pay
Variable 5.433% (SOFR + 0.40%) Monthly,
1/18/24 558 (45) — (45)
Morgan Stanley, Receive Underlying
Reference: Weyerhaeuser Monthly, Pay
Variable 5.433% (SOFR + 0.40%) Monthly,
1/18/24 312 (15) — (15)
Morgan Stanley, Receive Underlying
Reference: Zimmer Biomet Holdings
Monthly, Pay Variable 5.433% (SOFR +
0.40%) Monthly, 1/18/24 279 (2) — (2)
Total United States (108) 1,814
Total Bilateral Total Return Swaps (113) 1,816
Interest Rate Swaps (0.0)%
Brazil (0.0)%
Goldman Sachs, 3 Year Interest Rate
Swap, Receive Fixed 11.075% at Maturity,
Pay Variable 12.65%, (BRL CDI) at
Maturity, 1/4/27 * 5,000 (3) — (3)
Total Brazil — (3)
Total Bilateral Interest Rate Swaps — (3)
Total Bilateral Swaps (1,370) 1,548
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%
Credit Default Swaps, Protection Bought 0.0%
Australia (0.0)%
Protection Bought (Relevant Credit:
Glencore International), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 (EUR) 85 (12) (19) 7
Total Australia 7
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 1,895 (15) (74) 59
Total Canada 59

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Chile (0.0)%
Protection Bought (Relevant Credit:
Republic of Chile), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 535 (6) (7) 1
Total Chile 1
Colombia 0.0%
Protection Bought (Relevant Credit:
Republic of Colombia), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 (USD) 441 17 39 (22)
Total Colombia (22)
Foreign/Europe 0.0%
Protection Bought (Relevant Credit:
Lanxess), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/28 200 14 9 5
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/28 450 (24) (17) (7)
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S40, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/28 850 (23) (21) (2)
Protection Bought (Relevant Credit:
Markit iTraxx Europe Subordinated
Financials-S39, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 1,890 53 99 (46)
Total Foreign/Europe (50)
Oman 0.0%
Protection Bought (Relevant Credit:
Sultanate of Oman), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 703 15 18 (3)
Total Oman (3)
Peru (0.0)%
Protection Bought (Relevant Credit:
Republic of Peru), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/28
(USD) 267 — (1) 1
Total Peru 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
South Africa 0.0%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 740 37 49 (12)
Total South Africa (12)
United States 0.0%
Protection Bought (Relevant Credit:
American Axle & Manufacturing), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 1,230 (24) (5) (19)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 880 (3) 47 (50)
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 45 — 2 (2)
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 760 (42) (71) 29
Protection Bought (Relevant Credit:
Citigroup), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 822 (6) 1 (7)
Protection Bought (Relevant Credit:
ConocoPhillips), Pay 1.00% Quarterly,
Receive upon credit default, 6/20/27 800 (19) (13) (6)
Protection Bought (Relevant Credit: Delta
Air Lines), Pay 5.00% Quarterly, Receive
upon credit default, 6/21/27 420 (43) (8) (35)
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 762 (98) (91) (7)
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 255 23 46 (23)
Protection Bought (Relevant Credit: Markit
CDX.EM-S40, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 6,951 372 413 (41)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 1,320 (35) (17) (18)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/28 902 (8) (20) 12
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S41, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/28 7,660 (79) (85) 6
Protection Bought (Relevant Credit:
Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,995 (32) (2) (30)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 6/21/27 83 1 10 (9)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 870 9 57 (48)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 320 (4) 17 (21)
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 (EUR) 150 (4) (3) (1)
Protection Bought (Relevant Credit: The
Gap), Pay 1.00% Quarterly, Receive upon
credit default, 12/20/27 240 20 42 (22)
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 200 22 30 (8)
Total United States (300)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (319)
Credit Default Swaps, Protection Sold 0.1%
China 0.0%
Protection Sold (Relevant Credit: People’s
Republic of China, A1*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/28 (USD) 840 9 7 2
Total China 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Foreign/Europe 0.0%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/28 1,642 85 72 13
Total Foreign/Europe 13
Israel (0.0)%
Protection Sold (Relevant Credit: Teva
Pharmaceutical Industries, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 (USD) 340 (34) (32) (2)
Total Israel (2)
Luxembourg 0.0%
Protection Sold (Relevant Credit:
ArcelorMittal, Baa3*), Receive 5.00%
Quarterly, Pay upon credit default, 6/21/27 25 3 2 1
Total Luxembourg 1
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BB+*), Receive 5.00% Quarterly,
Pay upon credit default, 12/20/28 200 30 31 (1)
Total Spain (1)
United States 0.1%
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24 82 — (3) 3
Protection Sold (Relevant Credit: Carnival,
B3*), Receive 1.00% Quarterly, Pay upon
credit default, 12/20/24 105 (2) (8) 6
Protection Sold (Relevant Credit: DISH
DBS, Caa2*), Receive 5.00% Quarterly,
Pay upon credit default, 6/20/26 250 (64) (47) (17)
Protection Sold (Relevant Credit: FedEx,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 6/21/27 305 6 4 2
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 2,005 (138) (206) 68
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 6,100 206 (91) 297

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/27 2,396 32 9 23
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
6/20/28 3,592 30 69 (39)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S41, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/28 1,710 (1) 7 (8)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/27 927 11 6 5
Total United States 340
Total Centrally Cleared Credit Default Swaps,
Protection Sold 353
Interest Rate Swaps 0.3%
Canada 0.0%
10 Year Interest Rate Swap, Pay Fixed
4.145% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/1/33 279 — — —
10 Year Interest Rate Swap, Pay Fixed
4.153% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/1/33 284 — — —
10 Year Interest Rate Swap, Pay Fixed
4.173% Semi-Annually, Receive Variable
5.050% (CORRA) Semi-Annually, 11/1/33 559 — — —
Total Canada —
China (0.0)%
5 Year Interest Rate Swap, Pay Fixed
2.830% Quarterly, Receive Variable
2.500% (7 Day Interbank Repo) Quarterly,
3/20/28 10,360 (28) — (28)
Total China (28)
Czech Republic (0.0)%
5 Year Interest Rate Swap, Receive Fixed
4.060% Annually, Pay Variable 7.090% (6M
CZK PRIBOR) Semi-Annually, 7/20/28 8,787 (10) — (10)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
4.120% Annually, Pay Variable 7.100% (6M
CZK PRIBOR) Semi-Annually, 7/19/28 4,394 (4) — (4)
5 Year Interest Rate Swap, Receive Fixed
4.130% Annually, Pay Variable 7.100% (6M
CZK PRIBOR) Semi-Annually, 7/19/28 1,794 (2) — (2)
Total Czech Republic (16)
Foreign/Europe 0.1%
2 Year Interest Rate Swap, Receive Fixed
3.723% Annually, Pay Variable 3.972% (6M
EURIBOR) Semi-Annually, 7/28/25 2,613 — — —
2 Year Interest Rate Swap, Receive Fixed
3.726% Annually, Pay Variable 3.972% (6M
EURIBOR) Semi-Annually, 7/28/25 1,712 — — —
5 Year Interest Rate Swap, Receive Fixed
3.242% Annually, Pay Variable 3.938% (6M
EURIBOR) Semi-Annually, 9/7/28 4,949 (8) — (8)
5 Year Interest Rate Swap, Receive Fixed
3.261% Annually, Pay Variable 3.938% (6M
EURIBOR) Semi-Annually, 9/11/28 2,344 (2) — (2)
5 Year Interest Rate Swap, Receive Fixed
3.375% Annually, Pay Variable 4.122% (6M
EURIBOR) Semi-Annually, 9/27/28 3,439 15 — 15
5 Year Interest Rate Swap, Receive Fixed
3.393% Annually, Pay Variable 4.092% (6M
EURIBOR) Semi-Annually, 10/27/28 3,121 19 — 19
5 Year Interest Rate Swap, Receive Fixed
3.394% Annually, Pay Variable 4.122% (6M
EURIBOR) Semi-Annually, 9/27/28 3,708 20 — 20
30 Year Interest Rate Swap, Pay Fixed
2.816% Annually, Receive Variable 3.940%
(6M EURIBOR) Semi-Annually, 8/8/53 134 9 — 9
30 Year Interest Rate Swap, Pay Fixed
2.851% Annually, Receive Variable 3.938%
(6M EURIBOR) Semi-Annually, 9/8/53 1,151 67 — 67
30 Year Interest Rate Swap, Pay Fixed
2.852% Annually, Receive Variable 3.938%
(6M EURIBOR) Semi-Annually, 9/11/53 773 45 — 45
30 Year Interest Rate Swap, Pay Fixed
3.059% Annually, Receive Variable 4.122%
(6M EURIBOR) Semi-Annually, 9/29/53 803 13 — 13
30 Year Interest Rate Swap, Pay Fixed
3.062% Annually, Receive Variable 4.122%
(6M EURIBOR) Semi-Annually, 9/29/53 785 13 — 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
3.176% Annually, Receive Variable 4.092%
(6M EURIBOR) Semi-Annually, 10/27/53 763 (6) — (6)
Total Foreign/Europe 185
India 0.1%
2 Year Interest Rate Swap, Receive Fixed
6.590% Semi-Annually, Pay Variable
6.840% (1 Day INR MIBOR) Semi-Annually,
5/30/24 45,000 (1) — (1)
2 Year Interest Rate Swap, Receive Fixed
6.870% at Maturity, Pay Variable 6.840% (1
Day INR MIBOR) at Maturity, 6/24/24 44,500 — — —
5 Year Interest Rate Swap, Receive Fixed
6.675% Semi-Annually, Pay Variable
6.840% (1 Day INR MIBOR) Semi-Annually,
9/11/28 108,500 — — —
5 Year Interest Rate Swap, Receive Fixed
6.896% Semi-Annually, Pay Variable
6.840% (1 Day INR MIBOR) Semi-Annually,
10/10/28 53,200 5 — 5
Total India 4
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.303% Annually, Receive Variable
(0.048)% (JPY TONA) Annually, 7/24/28 138,115 13 — 13
5 Year Interest Rate Swap, Pay Fixed
0.507% Annually, Receive Variable
(0.029)% (JPY TONA) Annually, 9/13/28 68,361 2 — 2
5 Year Interest Rate Swap, Pay Fixed
0.512% Annually, Receive Variable
(0.012)% (JPY TONA) Annually, 9/14/28 99,693 3 — 3
5 Year Interest Rate Swap, Pay Fixed
0.530% Annually, Receive Variable
(0.012)% (JPY TONA) Annually, 9/14/28 88,589 3 — 3
10 Year Interest Rate Swap, Pay Fixed
0.639% Annually, Receive Variable
(0.047)% (JPY TONA) Annually, 7/28/33 104,447 28 — 28
10 Year Interest Rate Swap, Pay Fixed
0.648% Annually, Receive Variable
(0.047)% (JPY TONA) Annually, 7/28/33 105,913 28 — 28
10 Year Interest Rate Swap, Pay Fixed
0.658% Annually, Receive Variable
(0.050)% (JPY TONA) Annually, 5/2/33 56,700 13 — 13

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
0.659% Annually, Receive Variable
(0.050)% (JPY TONA) Annually, 5/2/33 56,700 13 — 13
10 Year Interest Rate Swap, Pay Fixed
0.660% Annually, Receive Variable
(0.050)% (JPY TONA) Annually, 5/2/33 28,350 6 — 6
Total Japan 109
Mexico 0.0%
10 Year Interest Rate Swap, Pay Fixed
9.745% 28 Days, Receive Variable
11.505% (MXIBTIIE) 28 Days, 10/13/33 22,009 (6) — (6)
20 Year Interest Rate Swap, Pay Fixed
8.425% 28 Days, Receive Variable
11.505% (MXIBTIIE) 28 Days, 4/15/43 18,322 117 — 117
Total Mexico 111
New Zealand (0.0)%
2 Year Interest Rate Swap, Receive Fixed
5.074% Semi-Annually, Pay Variable
5.640% (3M NDBB) Quarterly, 2/21/25 1,340 (8) — (8)
2 Year Interest Rate Swap, Receive Fixed
5.079% Semi-Annually, Pay Variable
5.640% (3M NDBB) Quarterly, 2/21/25 3,245 (16) 1 (17)
2 Year Interest Rate Swap, Receive Fixed
5.369% Semi-Annually, Pay Variable
5.645% (3M NDBB) Quarterly, 2/28/25 1,958 (6) — (6)
2 Year Interest Rate Swap, Receive Fixed
5.380% Semi-Annually, Pay Variable
5.645% (3M NDBB) Quarterly, 2/28/25 253 (1) — (1)
2 Year Interest Rate Swap, Receive Fixed
5.425% Semi-Annually, Pay Variable
5.650% (3M NDBB) Quarterly, 2/28/25 2,314 (5) — (5)
Total New Zealand (37)
South Korea (0.0)%
10 Year Interest Rate Swap, Pay Fixed
4.125% Quarterly, Receive Variable
3.820% (3M KWCDC) Quarterly, 10/27/33 487,193 — — —
Total South Korea —
United Kingdom 0.1%
2 Year Interest Rate Swap, Receive Fixed
5.213% Annually, Pay Variable 5.187%
(GBP SONIA) Annually, 10/20/25 13,882 73 — 73

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive Fixed
5.242% Annually, Pay Variable 5.187%
(GBP SONIA) Annually, 10/20/25 6,976 41 — 41
5 Year Interest Rate Swap, Receive Fixed
4.525% Annually, Pay Variable 5.185%
(GBP SONIA) Annually, 9/14/28 1,218 (1) — (1)
10 Year Interest Rate Swap, Pay Fixed
4.432% Annually, Receive Variable 5.187%
(GBP SONIA) Annually, 10/24/33 803 (5) — (5)
10 Year Interest Rate Swap, Pay Fixed
4.491% Annually, Receive Variable 5.187%
(GBP SONIA) Annually, 10/18/33 3,204 (38) — (38)
10 Year Interest Rate Swap, Pay Fixed
4.550% Annually, Receive Variable 5.187%
(GBP SONIA) Annually, 10/19/33 771 (13) — (13)
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 5.199%
(GBP SONIA) Annually, 9/27/51 215 144 — 144
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable 5.194%
(GBP SONIA) Annually, 10/11/72 104 — — —
Total United Kingdom 201
United States 0.0%
1 Year Interest Rate Swap, Receive Fixed
5.140% at Maturity, Pay Variable 5.310%
(SOFR) at Maturity, 6/3/24 20,202 (57) — (57)
2 Year Interest Rate Swap, Receive Fixed
4.843% Annually, Pay Variable 5.310%
(SOFR) Annually, 8/21/25 8,815 (38) — (38)
5 Year Interest Rate Swap, Receive Fixed
4.006% Annually, Pay Variable 5.310%
(SOFR) Annually, 9/6/28 3,466 (87) — (87)
5 Year Interest Rate Swap, Receive Fixed
4.420% Annually, Pay Variable 5.310%
(SOFR) Annually, 9/29/28 3,135 (19) — (19)
5 Year Interest Rate Swap, Receive Fixed
4.504% Annually, Pay Variable 5.310%
(SOFR) Annually, 10/31/28 2,494 (3) — (3)
5 Year Interest Rate Swap, Receive Fixed
4.531% Annually, Pay Variable 5.310%
(SOFR) Annually, 10/31/28 2,494 (1) — (1)
5 Year Interest Rate Swap, Receive Fixed
4.593% Annually, Pay Variable 5.310%
(SOFR) Annually, 10/25/28 6,818 16 — 16

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
7 Year Interest Rate Swap, Pay Fixed
4.082% Annually, Receive Variable 5.310%
(SOFR) Annually, 8/21/30 2,760 78 — 78
10 Year Interest Rate Swap, Pay Fixed
3.750% Annually, Receive Variable 5.167%
(SOFR) Annually, 3/7/33 2,350 162 — 162
30 Year Interest Rate Swap, Pay Fixed
3.540% Annually, Receive Variable 5.310%
(SOFR) Annually, 9/8/53 980 133 — 133
30 Year Interest Rate Swap, Pay Fixed
3.989% Annually, Receive Variable 5.310%
(SOFR) Annually, 9/29/53 856 51 — 51
30 Year Interest Rate Swap, Pay Fixed
4.309% Annually, Receive Variable 5.310%
(SOFR) Annually, 10/31/53 640 4 — 4
30 Year Interest Rate Swap, Pay Fixed
4.312% Annually, Receive Variable 5.310%
(SOFR) Annually, 10/31/53 639 4 — 4
30 Year Interest Rate Swap, Pay Fixed
4.324% Annually, Receive Variable 5.310%
(SOFR) Annually, 10/27/53 1,738 6 — 6
Total United States 249
Total Centrally Cleared Interest Rate Swaps 778
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 804 5 — 5
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 98 1 — 1
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 798 1 — 1
Total Foreign/Europe 7
United States 0.0%
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.490% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/25/33 118 2 — 2
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.539% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 423 6 — 6

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap Pay
Fixed 2.543% at Maturity, Receive Variable
(Change in CPI) at Maturity, 3/28/33 194 3 — 3
Total United States 11
Total Centrally Cleared Zero-Coupon Inflation Swaps 18
Total Centrally Cleared Swaps 830
Net payments (receipts) of variation margin to date (845)
Variation margin receivable (payable) on centrally cleared swaps $ (15)
* Credit ratings as of October 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(119).

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 11/2/23 USD 2,256 NOK 25,109 $ 9
Bank of America 11/2/23 USD 654 ZAR 12,771 (31)
Bank of America 11/24/23 EUR 600 USD 632 3
Bank of America 11/24/23 EUR 827 USD 898 (23)
Bank of America 11/24/23 USD 331 EUR 310 2
Bank of America 11/24/23 USD 321 EUR 304 (1)
Bank of America 11/24/23 USD 934 GBP 738 38
Bank of America 11/24/23 USD 484 SEK 5,423 (2)
Bank of America 12/4/23 NOK 25,109 USD 2,259 (9)
Bank of America 12/8/23 USD 76 MYR 351 2
Bank of America 1/12/24 CZK 1,418 USD 61 —
Bank of America 1/12/24 MXN 14,076 USD 759 12
Bank of America 1/12/24 RON 1,263 USD 268 1
Bank of America 1/12/24 USD 297 CZK 6,937 (1)
Bank of America 1/12/24 USD 338 RON 1,596 (1)
Bank of America 1/17/24 USD 593 INR 49,626 (1)
Bank of America 1/18/24 ILS 126 USD 31 —
Bank of America 1/19/24 USD 126 NZD 215 1
Barclays Bank 11/2/23 USD 1,799 JPY 268,878 25
Barclays Bank 11/2/23 USD 2,115 SEK 23,244 33
Barclays Bank 11/2/23 USD 1,553 TRY 43,979 3
Barclays Bank 11/17/23 PLN 234 USD 57 (2)
Barclays Bank 11/17/23 USD 190 PLN 818 (4)
Barclays Bank 11/24/23 USD 385 GBP 307 12
Barclays Bank 12/4/23 TRY 43,979 USD 1,518 (5)
Barclays Bank 12/7/23 USD 611 PHP 34,670 1
Barclays Bank 1/12/24 CZK 4,341 USD 187 —
Barclays Bank 1/17/24 IDR 2,535,490 USD 160 (1)
Barclays Bank 1/17/24 INR 49,626 USD 593 1
Barclays Bank 1/17/24 KRW 947,525 USD 709 (6)
Barclays Bank 1/17/24 USD 1,929 INR 161,333 (3)
Barclays Bank 1/17/24 USD 326 KRW 431,685 5
Barclays Bank 1/18/24 ILS 136 USD 34 —
Barclays Bank 1/19/24 USD 115 AUD 182 —
BNP Paribas 11/2/23 KRW 5,598,900 USD 4,149 (3)
BNP Paribas 11/2/23 SEK 57,010 USD 5,270 (163)
BNP Paribas 11/2/23 USD 4,225 KRW 5,598,900 80
BNP Paribas 11/10/23 USD 378 CLP 330,613 9
BNP Paribas 11/17/23 PLN 1,608 USD 371 11
BNP Paribas 11/24/23 EUR 764 USD 808 1
BNP Paribas 11/24/23 EUR 250 USD 266 (1)
BNP Paribas 11/24/23 GBP 30 USD 36 —

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/24/23 USD 3,876 EUR 3,543 $ 123
BNP Paribas 11/24/23 USD 2,225 GBP 1,791 48
BNP Paribas 11/24/23 USD 319 SEK 3,410 13
BNP Paribas 12/4/23 BRL 1,316 USD 267 (7)
BNP Paribas 12/4/23 INR 92,321 USD 1,108 —
BNP Paribas 12/4/23 USD 452 BRL 2,232 11
BNP Paribas 12/7/23 USD 237 COP 1,000,100 (4)
BNP Paribas 1/12/24 USD 495 ZAR 9,697 (22)
BNP Paribas 1/18/24 ILS 79 USD 19 —
BNP Paribas 1/19/24 CAD 88 USD 64 (1)
BNP Paribas 1/19/24 USD 186 JPY 27,315 3
BNY Mellon 11/2/23 NZD 5,051 USD 3,044 (101)
Canadian Imperial Bank
of Commerce 11/2/23 USD 9,136 CAD 12,261 294
Canadian Imperial Bank
of Commerce 11/3/23 MXN 5,826 USD 324 (1)
Canadian Imperial Bank
of Commerce 11/24/23 USD 316 EUR 300 (1)
Canadian Imperial Bank
of Commerce 12/4/23 USD 322 MXN 5,826 1
Canadian Imperial Bank
of Commerce 1/19/24 AUD 1,435 USD 919 (7)
Canadian Imperial Bank
of Commerce 1/19/24 CAD 347 USD 251 (1)
Canadian Imperial Bank
of Commerce 1/19/24 USD 529 CAD 716 12
Canadian Imperial Bank
of Commerce 1/19/24 USD 303 CAD 420 —
Citibank 11/2/23 USD 1,078 CHF 962 21
Citibank 11/10/23 CLP 145,940 USD 157 6
Citibank 11/10/23 USD 190 CLP 162,839 8
Citibank 11/17/23 TRY 3,762 USD 135 (4)
Citibank 11/24/23 GBP 310 USD 380 (3)
Citibank 11/24/23 USD 758 EUR 715 1
Citibank 11/24/23 USD 316 EUR 299 (1)
Citibank 12/7/23 USD 238 COP 1,010,202 (5)
Citibank 1/12/24 CHF 754 GBP 693 (7)
Citibank 1/12/24 RON 490 USD 104 —
Citibank 1/12/24 USD 339 MXN 6,190 (1)
Citibank 1/17/24 KRW 94,349 USD 70 —
Citibank 1/17/24 TWD 43,196 USD 1,349 (11)
Citibank 1/17/24 USD 1,285 TWD 41,221 8

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 1/18/24 USD 2,679 ILS 10,609 $ 41
Citibank 1/19/24 NZD 41 USD 24 —
Citibank 1/19/24 NZD 595 USD 358 (11)
Citibank 1/19/24 USD 1,993 AUD 3,129 3
Citibank 1/19/24 USD 350 NZD 595 4
Deutsche Bank 11/17/23 RSD 8,051 USD 73 —
Deutsche Bank 11/17/23 USD 32 PLN 138 (1)
Deutsche Bank 11/17/23 USD 402 RSD 45,063 (5)
Deutsche Bank 11/24/23 EUR 206 USD 216 2
Deutsche Bank 11/24/23 USD 104 GBP 85 —
Deutsche Bank 12/7/23 PHP 853 USD 15 —
Deutsche Bank 12/8/23 THB 4,302 USD 124 (4)
Deutsche Bank 12/8/23 USD 498 THB 17,333 15
Deutsche Bank 1/12/24 RON 162 USD 34 —
Deutsche Bank 1/12/24 RON 490 USD 105 —
Deutsche Bank 1/12/24 ZAR 443 USD 23 1
Deutsche Bank 1/17/24 USD 236 TWD 7,553 2
Goldman Sachs 11/2/23 AUD 3,318 USD 2,111 (7)
Goldman Sachs 11/2/23 CHF 6,728 USD 7,386 12
Goldman Sachs 11/2/23 INR 381,658 USD 4,583 —
Goldman Sachs 11/2/23 USD 10,066 CHF 9,157 (3)
Goldman Sachs 11/2/23 USD 4,587 INR 381,658 3
Goldman Sachs 11/2/23 USD 2,908 NOK 31,863 55
Goldman Sachs 11/2/23 USD 2,745 SEK 30,201 39
Goldman Sachs 11/3/23 BRL 17,861 USD 3,513 28
Goldman Sachs 11/3/23 USD 2,854 BRL 14,229 33
Goldman Sachs 11/3/23 USD 718 BRL 3,632 (2)
Goldman Sachs 11/10/23 CLP 477,221 USD 547 (14)
Goldman Sachs 11/24/23 EUR 1,686 USD 1,824 (38)
Goldman Sachs 11/24/23 GBP 316 USD 384 —
Goldman Sachs 11/24/23 GBP 289 USD 356 (4)
Goldman Sachs 11/24/23 USD 824 EUR 782 (4)
Goldman Sachs 11/24/23 USD 605 GBP 475 28
Goldman Sachs 11/24/23 USD 168 SEK 1,856 1
Goldman Sachs 12/4/23 BRL 1,715 USD 336 3
Goldman Sachs 12/4/23 BRL 1,316 USD 266 (6)
Goldman Sachs 12/4/23 INR 226,552 USD 2,719 (1)
Goldman Sachs 12/4/23 USD 2,114 AUD 3,318 6
Goldman Sachs 12/4/23 USD 452 BRL 2,232 11
Goldman Sachs 12/4/23 USD 385 BRL 1,964 (2)
Goldman Sachs 12/8/23 CZK 8,730 USD 379 (4)
Goldman Sachs 12/8/23 HUF 145,470 USD 398 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 12/8/23 THB 1,376 USD 38 $ 1
Goldman Sachs 12/15/23 CNH 37 USD 5 —
Goldman Sachs 12/15/23 USD 270 CNH 1,952 4
Goldman Sachs 1/12/24 ZAR 6,580 USD 343 8
Goldman Sachs 1/17/24 USD 161 IDR 2,499,446 4
Goldman Sachs 1/17/24 USD 629 KRW 841,869 4
Goldman Sachs 1/17/24 USD 1,102 TWD 35,326 8
Goldman Sachs 1/18/24 ILS 604 USD 150 —
Goldman Sachs 1/18/24 ILS 293 USD 73 —
Goldman Sachs 1/19/24 USD 58 AUD 91 —
Goldman Sachs 1/19/24 USD 203 JPY 29,974 2
HSBC Bank 11/2/23 GBP 1,335 USD 1,627 (4)
HSBC Bank 11/2/23 KRW 1,059,329 USD 786 (1)
HSBC Bank 11/2/23 USD 8,936 GBP 7,332 24
HSBC Bank 11/2/23 USD 785 KRW 1,059,329 1
HSBC Bank 11/2/23 USD 2,124 NZD 3,642 3
HSBC Bank 11/24/23 EUR 729 USD 791 (19)
HSBC Bank 11/24/23 GBP 215 USD 261 1
HSBC Bank 11/24/23 USD 1,959 EUR 1,787 67
HSBC Bank 11/24/23 USD 301 GBP 240 10
HSBC Bank 12/4/23 GBP 7,332 USD 8,938 (24)
HSBC Bank 12/4/23 NZD 3,642 USD 2,124 (3)
HSBC Bank 12/4/23 USD 1,627 GBP 1,335 4
HSBC Bank 12/7/23 USD 406 PHP 23,054 —
HSBC Bank 12/8/23 USD 152 MYR 702 4
HSBC Bank 12/15/23 CNH 73 USD 10 —
HSBC Bank 12/15/23 USD 541 CNH 3,904 7
HSBC Bank 12/15/23 USD 566 GBP 453 15
HSBC Bank 1/12/24 MXN 3,929 USD 211 4
HSBC Bank 1/17/24 INR 1,217 USD 15 —
HSBC Bank 1/17/24 USD 158 IDR 2,446,764 5
JPMorgan Chase 11/2/23 INR 298,220 USD 3,580 2
JPMorgan Chase 11/2/23 INR 83,438 USD 1,005 (3)
JPMorgan Chase 11/2/23 NOK 29,217 USD 2,662 (46)
JPMorgan Chase 11/2/23 USD 927 CAD 1,282 3
JPMorgan Chase 11/2/23 USD 2,305 CHF 2,072 26
JPMorgan Chase 11/2/23 USD 4,583 INR 381,658 —
JPMorgan Chase 11/3/23 BRL 10,597 USD 2,119 (18)
JPMorgan Chase 11/3/23 USD 2,095 BRL 10,597 (6)
JPMorgan Chase 11/10/23 USD 263 CLP 239,988 (5)
JPMorgan Chase 11/24/23 EUR 865 USD 924 (8)
JPMorgan Chase 11/24/23 SEK 10,689 USD 976 (18)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 11/24/23 USD 1,391 EUR 1,300 $ 14
JPMorgan Chase 11/24/23 USD 312 EUR 295 —
JPMorgan Chase 12/4/23 BRL 1,964 USD 385 3
JPMorgan Chase 12/4/23 USD 2,643 BRL 13,229 30
JPMorgan Chase 12/7/23 COP 221,706 USD 53 —
JPMorgan Chase 12/7/23 USD 334 COP 1,426,222 (10)
JPMorgan Chase 12/8/23 MYR 224 USD 47 —
JPMorgan Chase 12/15/23 CNH 4,878 USD 672 (5)
JPMorgan Chase 12/15/23 USD 611 CNH 4,460 2
JPMorgan Chase 1/3/24 BRL 2,033 USD 405 (5)
JPMorgan Chase 1/12/24 GBP 45 CHF 49 1
JPMorgan Chase 1/17/24 INR 24,955 USD 299 (1)
JPMorgan Chase 1/19/24 AUD 403 USD 258 (1)
JPMorgan Chase 1/19/24 USD 27 AUD 42 —
JPMorgan Chase 1/19/24 USD 256 AUD 407 (3)
JPMorgan Chase 1/19/24 USD 1,325 JPY 195,666 16
JPMorgan Chase 1/19/24 USD 152 NOK 1,700 —
Morgan Stanley 11/2/23 JPY 1,087,959 USD 7,325 (145)
Morgan Stanley 11/2/23 KRW 920,549 USD 683 (2)
Morgan Stanley 11/2/23 NOK 26,868 USD 2,396 9
Morgan Stanley 11/2/23 USD 958 JPY 142,301 19
Morgan Stanley 11/2/23 USD 682 KRW 920,549 —
Morgan Stanley 11/10/23 USD 436 CLP 382,838 8
Morgan Stanley 11/24/23 EUR 45 USD 49 (2)
Morgan Stanley 11/24/23 GBP 357 USD 435 (1)
Morgan Stanley 12/7/23 COP 1,083,148 USD 251 10
Morgan Stanley 12/15/23 CNH 2,431 USD 334 (1)
Morgan Stanley 12/15/23 USD 817 CNH 5,918 8
Morgan Stanley 1/12/24 GBP 150 CHF 162 3
Morgan Stanley 1/18/24 ILS 231 USD 57 —
Morgan Stanley 1/19/24 JPY 79,120 USD 537 (8)
Morgan Stanley 1/19/24 USD 36 AUD 57 —
Morgan Stanley 1/19/24 USD 484 JPY 71,406 7
RBC Dominion Securities 11/2/23 CAD 13,543 USD 9,796 (30)
RBC Dominion Securities 11/2/23 EUR 5,992 USD 6,333 7
RBC Dominion Securities 11/2/23 GBP 7,332 USD 8,989 (77)
RBC Dominion Securities 11/2/23 USD 6,410 EUR 6,047 11
RBC Dominion Securities 11/2/23 USD 1,732 GBP 1,413 15
RBC Dominion Securities 11/3/23 USD 332 MXN 5,826 9
RBC Dominion Securities 11/14/23 USD 305 CAD 420 2
RBC Dominion Securities 12/4/23 USD 9,801 CAD 13,543 30
RBC Dominion Securities 12/4/23 USD 6,341 EUR 5,992 (8)

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion Securities 1/12/24 MXN 5,115 USD 281 $ —
RBC Dominion Securities 1/12/24 USD 4,503 MXN 82,320 (7)
RBC Dominion Securities 1/12/24 ZAR 1,190 USD 62 2
RBC Dominion Securities 1/17/24 KRW 407,565 USD 304 (2)
RBC Dominion Securities 1/19/24 USD 49 AUD 77 —
RBC Dominion Securities 1/19/24 USD 13 AUD 21 —
RBC Dominion Securities 1/19/24 USD 73 JPY 10,810 1
Standard Chartered 11/2/23 CHF 877 USD 967 (3)
Standard Chartered 11/2/23 USD 835 NZD 1,409 15
Standard Chartered 11/24/23 EUR 565 USD 596 2
Standard Chartered 11/24/23 GBP 280 USD 340 —
Standard Chartered 12/8/23 MYR 1,540 USD 323 1
Standard Chartered 12/8/23 USD 331 MYR 1,540 7
Standard Chartered 12/15/23 CNH 4,805 USD 658 (2)
Standard Chartered 12/15/23 USD 320 CNH 2,320 3
Standard Chartered 1/12/24 MXN 1,021 USD 55 1
Standard Chartered 1/17/24 USD 685 KRW 922,630 —
Standard Chartered 1/19/24 AUD 600 USD 384 (2)
State Street 11/2/23 CHF 4,586 USD 5,087 (44)
State Street 11/2/23 EUR 55 USD 58 —
State Street 11/2/23 GBP 78 USD 95 —
State Street 11/2/23 JPY 6,011 USD 40 (1)
State Street 11/2/23 TRY 43,979 USD 1,552 (2)
State Street 11/2/23 USD 321 SEK 3,565 2
State Street 11/2/23 USD 203 ZAR 3,823 (2)
State Street 11/2/23 ZAR 16,594 USD 877 13
State Street 11/10/23 CLP 81,539 USD 87 4
State Street 11/24/23 EUR 624 USD 658 3
State Street 11/24/23 EUR 23 USD 25 (1)
State Street 11/24/23 GBP 9 USD 12 —
State Street 11/24/23 SEK 3,680 USD 340 (10)
State Street 11/24/23 TRY 11,245 USD 418 (28)
State Street 11/24/23 USD 3,041 EUR 2,778 99
State Street 11/24/23 USD 515 EUR 488 (1)
State Street 11/24/23 USD 596 GBP 483 8
State Street 11/24/23 USD 529 GBP 436 (1)
State Street 12/4/23 BRL 1,522 USD 296 4
State Street 12/4/23 BRL 2,132 USD 423 (2)
State Street 12/4/23 SEK 3,565 USD 322 (2)
State Street 12/4/23 USD 561 BRL 2,868 (5)
State Street 12/4/23 USD 5,105 CHF 4,586 43
State Street 12/4/23 ZAR 3,822 USD 202 2

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 12/7/23 COP 607,816 USD 143 $ 3
State Street 12/7/23 COP 154,383 USD 38 —
State Street 12/8/23 THB 6,915 USD 192 1
State Street 12/8/23 THB 180 USD 5 —
State Street 12/15/23 CNH 2,091 USD 288 (2)
State Street 1/12/24 CZK 4,266 USD 183 —
State Street 1/12/24 HUF 15,005 USD 41 —
State Street 1/12/24 USD 398 HUF 148,258 (8)
State Street 1/17/24 IDR 995,692 USD 62 —
State Street 1/17/24 INR 817 USD 10 —
State Street 1/17/24 INR 9,578 USD 115 —
State Street 1/18/24 ILS 166 USD 41 —
State Street 1/18/24 ILS 106 USD 26 —
State Street 1/19/24 AUD 402 USD 257 (1)
State Street 1/19/24 JPY 112,630 USD 762 (9)
State Street 1/19/24 NZD 36 USD 21 —
State Street 1/19/24 USD 22 AUD 35 —
State Street 1/19/24 USD 371 JPY 54,631 6
State Street 1/19/24 USD 651 NZD 1,080 21
UBS Investment Bank 11/2/23 JPY 136,290 USD 907 (8)
UBS Investment Bank 11/2/23 KRW 3,619,022 USD 2,662 17
UBS Investment Bank 11/2/23 NOK 887 USD 84 (4)
UBS Investment Bank 11/2/23 USD 2,154 AUD 3,318 49
UBS Investment Bank 11/2/23 USD 5,453 JPY 819,081 48
UBS Investment Bank 11/2/23 USD 2,682 KRW 3,619,022 2
UBS Investment Bank 11/17/23 PLN 1,338 USD 317 —
UBS Investment Bank 11/17/23 USD 641 PLN 2,616 20
UBS Investment Bank 11/24/23 EUR 2,378 USD 2,516 2
UBS Investment Bank 11/24/23 EUR 518 USD 550 (2)
UBS Investment Bank 11/24/23 USD 1,099 EUR 1,020 19
UBS Investment Bank 11/24/23 USD 606 GBP 475 29
UBS Investment Bank 11/24/23 USD 838 SEK 9,274 6
UBS Investment Bank 12/4/23 JPY 819,081 USD 5,481 (46)
UBS Investment Bank 12/4/23 USD 550 BRL 2,761 5
UBS Investment Bank 12/4/23 USD 912 JPY 136,290 8
UBS Investment Bank 12/4/23 USD 2,667 KRW 3,619,022 (14)
UBS Investment Bank 12/7/23 USD 995 COP 4,167,174 (9)
UBS Investment Bank 12/8/23 THB 5,205 USD 150 (5)
UBS Investment Bank 12/8/23 USD 605 THB 20,967 20
UBS Investment Bank 12/8/23 USD 260 THB 9,507 (5)
UBS Investment Bank 1/12/24 RON 455 USD 97 —
UBS Investment Bank 1/12/24 USD 621 CZK 14,422 1

T. ROWE PRICE Multi-Strategy Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 1/17/24 USD 155 IDR 2,401,429 $ 4
UBS Investment Bank 1/18/24 ILS 169 USD 42 —
UBS Investment Bank 1/19/24 CHF 453 USD 513 (11)
UBS Investment Bank 1/19/24 JPY 23,454 USD 159 (2)
UBS Investment Bank 1/19/24 USD 127 NZD 216 1
Wells Fargo 11/17/23 PLN 392 USD 93 —
Wells Fargo 12/4/23 BRL 993 USD 191 5
Wells Fargo 1/12/24 USD 337 ZAR 6,580 (14)
Wells Fargo 1/19/24 AUD 95 USD 60 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 726

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 13 CAC40 Index contracts 11/23 949 $ (6)
Long, 18 Hang Seng Index contracts 11/23 1,972 (20)
Long, 155 OMX Swedish Index contracts 11/23 2,886 (159)
Long, 8 DAX Performance Index contracts 12/23 3,145 (151)
Short, 62 Euro BOBL contracts 12/23 (7,629) 61
Long, 9 Euro BTP contracts 12/23 1,050 11
Long, 20 Euro BUND contracts 12/23 2,730 17
Short, 55 Euro BUXL thirty year bond contracts 12/23 (7,008) 242
Long, 49 Euro OAT contracts 12/23 6,392 55
Short, 79 Euro SCHATZ contracts 12/23 (8,792) 16
Short, 82 Euro STOXX contracts 12/23 (3,531) 175
Short, 21 FTSE 100 Index contracts 12/23 (1,870) 41
Long, 8 FTSE MIB Index contracts 12/23 1,171 (34)
Short, 29 Government of Canada ten year bond
contracts 12/23 (2,403) 66
Short, 112 MSCI EAFE Index contracts 12/23 (11,055) 683
Short, 81 MSCI Emerging Markets Index contracts 12/23 (3,723) 225
Long, 13 Republic of South Korea ten year bond
contracts 12/23 1,013 (35)
Short, 7 S&P 500 E-mini Index Communication
Services Sector contracts 12/23 (595) 30
Short, 8 S&P 500 E-mini Index Consumer
Discretionary Sector contracts 12/23 (1,236) 145
Long, 1 S&P 500 E-mini Index Consumer Staples
Sector contracts 12/23 69 (5)
Long, 30 S&P 500 E-Mini Index contracts 12/23 6,318 41
Long, 15 S&P 500 E-mini Index Energy Sector
contracts 12/23 1,344 (109)
Short, 22 S&P 500 E-mini Index Financial Sector
contracts 12/23 (2,202) 170
Long, 7 S&P 500 E-mini Index Health Care Sector
contracts 12/23 885 (58)
Long, 9 S&P 500 E-mini Index Industrial Sector
contracts 12/23 895 (71)
Short, 19 S&P 500 E-mini Index Materials Sector
contracts 12/23 (1,537) 21
Short, 9 S&P 500 E-mini Index Real Estate Select
Sector contracts 12/23 (366) 39
Long, 2 S&P 500 E-mini Index Technology Sector
contracts 12/23 332 (3)
Long, 16 S&P 500 E-mini Index Utilities Sector
contracts 12/23 966 4

T. ROWE PRICE Multi-Strategy Total Return Fund

FUTURES CONTRACTS (CONTINUED)
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 7 S&P/ASX 200 Index contracts 12/23 (753) $ 52
Short, 26 S&P/TSX 60 Index contracts 12/23 (4,256) 284
Short, 15 TOPIX Index contracts 12/23 (2,231) (13)
Long, 172 U.K. Gilt ten year contracts 12/23 19,476 (124)
Short, 104 U.S. Treasury Long Bond contracts 12/23 (11,382) 195
Long, 131 U.S. Treasury Notes five year contracts 12/23 13,686 (64)
Short, 140 U.S. Treasury Notes ten year contracts 12/23 (14,864) 516
Short, 30 U.S. Treasury Notes two year contracts 12/23 (6,073) 23
Short, 40 Ultra U.S. Treasury Bonds contracts 12/23 (4,503) 547
Net payments (receipts) of variation margin to date (2,742)
Variation margin receivable (payable) on open futures contracts $ 65

T. ROWE PRICE Multi-Strategy Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 4,889++
Totals $ —# $ — $ 4,889+
Supplementary Investment Schedule
Affiliate
Value
10/31/22
Purchase
Cost
Sales
Cost
Value
10/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 106,299  ¤   ¤ $ 107,256
Total $ 107,256^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4,889 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $107,256.

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2023
Statement of Assets and Liabilities
129
($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $299,859) $ 296,245
Unrealized gain on bilateral swaps 7,813
Cash deposits on futures contracts 4,513
Cash deposits on centrally cleared swaps 3,346
Receivable for investment securities sold 3,293
Unrealized gain on forward currency exchange contracts 1,975
Interest and dividends receivable 1,808
Restricted cash pledged for bilateral derivatives 1,200
Cash 1,178
Bilateral swap premiums paid 198
Foreign currency (cost $153) 153
Variation margin receivable on futures contracts 65
Receivable for shares sold 47
Due from affiliates 5
Other assets 1,261
Total assets 323,100
Liabilities
Obligation to return securities lending collateral 7,085
Unrealized loss on bilateral swaps 6,265
Payable for investment securities purchased 1,772
Bilateral swap premiums received 1,568
Options written (premiums $1,243) 1,378
Unrealized loss on forward currency exchange contracts 1,249
Investment management fees payable 271
Payable for shares redeemed 85
Variation margin payable on centrally cleared swaps 15
Other liabilities 543
Total liabilities 20,231
NET ASSETS $ 302,869

T. ROWE PRICE Multi-Strategy Total Return Fund
October 31, 2023
Statement of Assets and Liabilities
130
($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (39,488)
Paid-in capital applicable to 31,322,475 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 342,357
NET ASSETS $ 302,869
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $25,996; Shares outstanding: 2,681,247) $ 9.70
I Class
(Net assets: $276,873; Shares outstanding: 28,641,228) $ 9.67

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Operations

($000s)
Year
Ended
10/31/23
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $5) $ 11,607
Dividend (net of foreign taxes of $41) 5,565
Securities lending 48
Total income 17,220
Expenses
Investment management 3,371
Shareholder servicing
Investor Class $ 63
I Class 7 70
Prospectus and shareholder reports
Investor Class 6
I Class 6 12
Custody and accounting 282
Proxy and annual meeting 108
Legal and audit 95
Registration 64
Directors 1
Miscellaneous 32
Waived / paid by Price Associates (429)
Total expenses 3,606
Net investment income 13,614

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (6,190)
Futures (14,454)
Swaps 2,893
Options written 2,685
Forward currency exchange contracts (4,417)
Foreign currency transactions 334
Net realized loss (19,149)
Change in net unrealized gain / loss
Securities 15,775
Futures 4,485
Swaps 621
Options written (171)
Forward currency exchange contracts (211)
Other assets and liabilities denominated in foreign currencies 293
Change in net unrealized gain / loss 20,792
Net realized and unrealized gain / loss 1,643
INCREASE IN NET ASSETS FROM OPERATIONS
$ 15,257

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 13,614 $ 6,619
Net realized loss (19,149) (22,157)
Change in net unrealized gain / loss 20,792 (21,152)
Increase (decrease) in net assets from operations 15,257 (36,690)
Distributions to shareholders
Net earnings
Investor Class (819) (3,073)
I Class (10,195) (8,924)
Decrease in net assets from distributions (11,014) (11,997)
Capital share transactions
*
Shares sold
Investor Class 5,588 20,195
I Class 7,608 31,605
Distributions reinvested
Investor Class 811 3,029
I Class 10,060 8,871
Shares redeemed
Investor Class (23,164) (89,673)
I Class (54,526) (26,787)
Decrease in net assets from capital share
transactions (53,623) (52,760)

T. ROWE PRICE Multi-Strategy Total Return Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Net Assets
Decrease during period (49,380) (101,447)
Beginning of period 352,249 453,696
End of period $ 302,869 $ 352,249
*Share information (000s)
Shares sold
Investor Class 586 2,035
I Class 802 3,164
Distributions reinvested
Investor Class 87 301
I Class 1,087 877
Shares redeemed
Investor Class (2,433) (9,041)
I Class (5,702) (2,686)
Decrease in shares outstanding (5,573) (5,350)

T. ROWE PRICE Multi-Strategy Total Return Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks strong, long-term risk-adjusted returns. The fund has two classes of shares: the Multi-Strategy Total Return Fund (Investor Class) and the
Multi-Strategy Total Return Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to
I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment

T. ROWE PRICE Multi-Strategy Total Return Fund

companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which

T. ROWE PRICE Multi-Strategy Total Return Fund

clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Multi-Strategy Total Return Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE Multi-Strategy Total Return Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Multi-Strategy Total Return Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Multi-Strategy Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 43,297 $ — $ 43,297
Bank Loans — 27,207 1,081 28,288
Common Stocks 35,975 11,585 174 47,734
Convertible Preferred Stocks — — 389 389
Corporate Bonds — 68,368 — 68,368
Preferred Stocks — 485 — 485
Private Investment Company
2
— — — 61
Short-Term Investments 100,171 — — 100,171
Securities Lending Collateral 7,085 — — 7,085
Options Purchased 79 288 — 367
Total Securities 143,310 151,230 1,644 296,245
Swaps* — 9,380 — 9,380
Forward Currency Exchange
Contracts — 1,975 — 1,975
Futures Contracts* 3,659 — — 3,659
Total $ 146,969 $ 162,585 $ 1,644 $ 311,259
Liabilities
Options Written $ — $ 1,378 $ — $ 1,378
Swaps* — 8,372 — 8,372
Forward Currency Exchange
Contracts — 1,249 — 1,249
Futures Contracts* 852 — — 852
Total $ 852 $ 10,999 $ — $ 11,851
1
Includes Asset-Backed Securities, Convertible Bonds, Government Bonds, Municipal Securities
and Non-U.S. Government Mortgage-Backed Securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Multi-Strategy Total Return Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 18
Interest rate derivatives
Centrally Cleared Swaps
,
Futures
,
Securities^ 3,076
Foreign exchange derivatives
Forwards
,
Securities^ 2,085
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Securities^ 977
Equity derivatives
Bilateral Swaps and Premiums
,
Futures
,
Securities^ 9,225
^
,*
Total $ 15,381
^
,*
Liabilities
Interest rate derivatives Bilateral Swaps, Centrally Cleared Swaps,
Futures $ 592
Foreign exchange derivatives
Forwards
,
Options Written 1,274
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Options Written 2,537
Commodity derivatives Bilateral Swaps 9
Equity derivatives
Bilateral Swaps and Premiums
,
Futures
,
Options Written 7,439
Total $ 11,851
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Multi-Strategy Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 150 $ 150
Interest rate
derivatives 211 164 (4,261) — 102 (3,784)
Foreign
exchange
derivatives (145) 119 — (4,417) — (4,443)
Credit
derivatives (266) 152 — — (1,561) (1,675)
Equity
derivatives (1,417) 2,250 (10,193) — 4,170 (5,190)
Commodity
derivatives — — — — 32 32
Total $ (1,617) $ 2,685 $ (14,454) $ (4,417) $ 2,893 $ (14,910)

T. ROWE PRICE Multi-Strategy Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 32 $ 32
Interest rate
derivatives (138) — 1,741 — 58 1,661
Foreign
exchange
derivatives 2 2 — (211) — (207)
Credit
derivatives (12) (49) — — 311 250
Equity
derivatives 168 (124) 2,744 — 226 3,014
Commodity
derivatives — — — — (6) (6)
Total $ 20 $ (171) $ 4,485 $ (211) $ 621 $ 4,744
^ Options purchased are reported as securities.

T. ROWE PRICE Multi-Strategy Total Return Fund

fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of October 31, 2023, cash of $7,859,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.

T. ROWE PRICE Multi-Strategy Total Return Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 1,335 $ (1,101) $ 234 $ (280) $ —
Barclays Bank 92 (21) 71 — 71
BNP Paribas 299 (201) 98 — 98
BNY Mellon — (101) (101) — —
Canadian Imperial
Bank of Commerce 307 (10) 297 (270) 27
Citibank 975 (1,148) (173) — —
Citigroup Global
Markets 57 (80) (23) — —
Deutsche Bank 20 (10) 10 — 10
Goldman Sachs 1,143 (1,980) (837) 1,200 363
HSBC Bank 145 (51) 94 — 94
JPMorgan Chase 839 (1,102) (263) — —
Morgan Stanley 3,868 (3,775) 93 (1,221) —
RBC Dominion
Securities 77 (124) (47) — —
Standard Chartered 29 (7) 22 — 22
State Street 209 (119) 90 — 90
UBS Investment
Bank 509 (283) 226 (195) 31
Wells Fargo 35 (14) 21 — 21
Total $ 9,939 $ (10,127)
*
In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Multi-Strategy Total Return Fund

is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 17% and 28% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 48% and 73% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to

T. ROWE PRICE Multi-Strategy Total Return Fund

manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended October 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 23% and 61% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk, inflation risk, equity price risk and commodity risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to

T. ROWE PRICE Multi-Strategy Total Return Fund

manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations.
For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or

T. ROWE PRICE Multi-Strategy Total Return Fund

individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of October 31, 2023, the notional amount of protection sold by the fund totaled $24,512,000 (8.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 101% and 174% of net assets.

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

T. ROWE PRICE Multi-Strategy Total Return Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment

T. ROWE PRICE Multi-Strategy Total Return Fund

guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2023, the value of loaned securities was
$6,850,000, including securities sold but not yet settled, which are not reflected in the accompanying Portfolio of Investments; the value of cash collateral and related investments was $7,085,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $234,502,000 and $283,555,000, respectively, for the year ended October 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses, the character of income on swaps, the character of income on passive foreign investment companies and the recharacterization of distributions.

T. ROWE PRICE Multi-Strategy Total Return Fund

The tax character of distributions paid for the periods presented was as follows:
At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 11,014 $ 11,997
($000s)
Cost of investments $ 300,440
Unrealized appreciation $ 18,986
Unrealized depreciation (24,692)
Net unrealized appreciation (depreciation) $ (5,706)
($000s)
Undistributed ordinary income $ 16,623
Net unrealized appreciation (depreciation) (5,706)
Loss carryforwards and deferrals (50,405)
Total distributable earnings (loss) $ (39,488)

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.71% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio

T. ROWE PRICE Multi-Strategy Total Return Fund

(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,063,000 remain subject to repayment by the fund at October 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31,
2023, expenses incurred pursuant to these service agreements were $114,000 for Price
Investor Class I Class
Expense limitation/I Class Limit 1.19% 0.05%
Expense limitation date 02/28/26 02/28/26
(Waived)/repaid during the period ($000s) $(60) $(369)

T. ROWE PRICE Multi-Strategy Total Return Fund

Associates; $35,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2023, approximately 91% of the I Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
October 31, 2023, this reimbursement amounted to $3,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

T. ROWE PRICE Multi-Strategy Total Return Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Multi-Strategy Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Multi-Strategy Total
Return Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the
"Fund") as of October 31, 2023, the related statement of operations for the year ended
October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Multi-Strategy Total Return Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $2,702,000 from short-term capital gains.
For taxable non-corporate shareholders, $578,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $336,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$15,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $9,276,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Multi-Strategy Total Return Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 32,840,099 48,008
Mark J. Parrell 32,872,429 14,618
Kellye L. Walker 32,887,798 3,274
Eric L. Veiel 32,885,111 4,900

T. ROWE PRICE Multi-Strategy Total Return Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Multi-Strategy Total Return Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Multi-Strategy Total Return Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Multi-Strategy Total Return Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2017
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2017
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2017
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Multi-Strategy Total Return Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Multi-Strategy Total Return Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Multi-Strategy Total Return
Fund  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Richard de los Reyes (1975)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Multi-Strategy Total Return Fund

Name (Year of Birth)
Position Held With Multi-Strategy Total Return
Fund  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Stefan Hubrich, Ph.D., CFA (1974)
Co-president
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
John D. Linehan, CFA (1965)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Sébastien Page  (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Charles M. Shriver, CFA (1967)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Justin Thomson (1968)
Vice President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202312-3146065 F1112-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)   Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$73,194	$67,864
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)   The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)   No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)   Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)   The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h)   All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)   Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Strategy Total Return Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023